UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22250

PIMCO ETF Trust

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer (Principal Financial & Accounting Officer)

PIMCO ETF Trust

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 400-4383

Date of fiscal year end: June 30

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

PIMCO Diversified Income Active Exchange-Traded Fund

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund

PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund

PIMCO Low Duration Active Exchange-Traded Fund

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund

PIMCO Total Return Active Exchange-Traded Fund

Schedule of Investments

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund

March 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.6%
U.S. TREASURY OBLIGATIONS 99.4%
U.S. Treasury Bonds
8.875% due 08/15/2017	$4,990	$5,553
U.S. Treasury Notes
0.750% due 04/15/2018	5,905	5,905
0.750% due 02/15/2019	6,220	6,203
0.875% due 04/15/2017	3,455	3,464
0.875% due 06/15/2017	7,340	7,360
0.875% due 07/15/2017	5,600	5,615
0.875% due 10/15/2017	4,860	4,872
0.875% due 11/15/2017	5,135	5,149
0.875% due 01/15/2018	5,245	5,259
0.875% due 07/15/2018	6,050	6,063
0.875% due 10/15/2018	7,240	7,253
1.000% due 09/15/2017	5,660	5,685
1.000% due 12/15/2017	7,605	7,641
1.000% due 03/15/2018	6,910	6,946
1.000% due 09/15/2018	3,420	3,437
1.000% due 03/15/2019	4,000	4,017
1.125% due 06/15/2018	4,480	4,515
1.125% due 01/15/2019	4,675	4,712
1.250% due 12/15/2018	4,690	4,744
2.750% due 05/31/2017	5,880	6,022
3.125% due 04/30/2017	8,125	8,341
3.500% due 02/15/2018	6,790	7,142
3.750% due 11/15/2018	4,960	5,343
3.875% due 05/15/2018	4,990	5,325
4.000% due 08/15/2018	5,355	5,775

Total U.S. Treasury Obligations (Cost $141,823)		142,341

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (a) 0.2%		251

Total Short-Term Instruments (Cost $251)		251

Total Investments in Securities (Cost $142,074)		142,592

Total Investments 99.6% (Cost $142,074)		$142,592
Other Assets and Liabilities, net 0.4%		612

Net Assets 100.0%		$143,204

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$251	U.S. Treasury Notes 2.125% due 09/30/2021	$(260)	$251	$251

Total Repurchase Agreements						$(260)	$251	$251

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$142,341	$0	$142,341
Short-Term Instruments
Repurchase Agreements	0	251	0	251

Total Investments	$0	$142,592	$0	$142,592

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

March 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.5%
U.S. TREASURY OBLIGATIONS 99.5%
U.S. Treasury STRIPS(a)
0.000% due 05/15/2041	$24,486	$12,615
0.000% due 08/15/2041	27,316	13,979
0.000% due 11/15/2041	24,486	12,440
0.000% due 02/15/2042	27,316	13,794
0.000% due 05/15/2042	25,297	12,616
0.000% due 08/15/2042	26,857	13,223
0.000% due 11/15/2042	25,335	12,278
0.000% due 02/15/2043	26,196	12,708
0.000% due 05/15/2043	25,983	12,554
0.000% due 08/15/2043	26,419	12,772
0.000% due 11/15/2043	25,504	12,285
0.000% due 02/15/2044	26,224	12,391
0.000% due 05/15/2044	26,872	12,530
0.000% due 08/15/2044	25,738	11,902
0.000% due 11/15/2044	26,336	12,029
0.000% due 02/15/2045	25,897	11,732
0.000% due 05/15/2045	25,902	11,649
0.000% due 08/15/2045	26,008	11,607
0.000% due 11/15/2045	27,028	11,959
0.000% due 02/15/2046	26,200	11,609

Total U.S. Treasury Obligations (Cost $243,216)		248,672

Total Investments in Securities (Cost $243,216)		248,672

Total Investments 99.5% (Cost $243,216)		$248,672
Other Assets and Liabilities, net 0.5%		1,337

Net Assets 100.0%		$250,009

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Zero coupon bond.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$248,672	$0	$248,672

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

March 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.8%
U.S. TREASURY OBLIGATIONS 99.8%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2017	$126,537	$128,031
0.125% due 04/15/2018	140,558	143,110
0.125% due 04/15/2019	136,445	139,452
0.125% due 04/15/2020	139,824	142,880
1.125% due 01/15/2021	107,214	114,703
1.250% due 07/15/2020	95,816	103,104
1.375% due 07/15/2018	42,116	44,462
1.375% due 01/15/2020	53,360	57,166
1.625% due 01/15/2018	50,620	52,953
1.875% due 07/15/2019	47,526	51,701
2.125% due 01/15/2019	45,618	49,273
2.625% due 07/15/2017	42,947	45,242

Total U.S. Treasury Obligations (Cost $1,062,255)		1,072,077

SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (b) 0.0%		143

Total Short-Term Instruments (Cost $143)		143

Total Investments in Securities (Cost $1,062,398)		1,072,220

Total Investments 99.8% (Cost $1,062,398)		$1,072,220
Other Assets and Liabilities, net 0.2%		1,992

Net Assets 100.0%		$1,074,212

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$143	U.S. Treasury Notes 1.625% due 04/30/2019	$(149)	$143	$143

Total Repurchase Agreements						$(149)	$143	$143

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$1,072,077	$0	$1,072,077
Short-Term Instruments
Repurchase Agreements	0	143	0	143

Total Investments	$0	$1,072,220	$0	$1,072,220

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

March 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.7%
U.S. TREASURY OBLIGATIONS 99.7%
U.S. Treasury Inflation Protected Securities (a)
0.625% due 02/15/2043	$15,132	$14,247
0.750% due 02/15/2042	16,252	15,819
0.750% due 02/15/2045	14,936	14,492
1.000% due 02/15/2046	6,499	6,792
1.375% due 02/15/2044	15,735	17,662
2.125% due 02/15/2040	11,120	14,237
2.125% due 02/15/2041	16,778	21,650
3.375% due 04/15/2032	4,252	6,167

Total U.S. Treasury Obligations (Cost $112,052)		111,066

Total Investments in Securities (Cost $112,052)		111,066

Total Investments 99.7% (Cost $112,052)		$111,066
Other Assets and Liabilities, net 0.3%		319

Net Assets 100.0%		$111,385

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$111,066	$0	$111,066

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

March 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.3%
U.S. TREASURY OBLIGATIONS 99.1%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 01/15/2022	$4,146	$4,213
0.125% due 07/15/2022	3,513	3,579
0.125% due 01/15/2023	3,831	3,868
0.375% due 07/15/2025	2,889	2,955
0.625% due 01/15/2024	7,056	7,357
0.750% due 02/15/2042	4,314	4,199
1.000% due 02/15/2046	347	363
1.125% due 01/15/2021	8,025	8,585
1.375% due 07/15/2018	2,059	2,173
1.375% due 01/15/2020	4,855	5,202
1.375% due 02/15/2044	4,765	5,349
1.625% due 01/15/2018	6,823	7,138
1.750% due 01/15/2028	3,016	3,502
1.875% due 07/15/2019	3,906	4,249
2.000% due 01/15/2026	4,737	5,554
2.125% due 02/15/2040	1,126	1,441
2.375% due 01/15/2025	5,232	6,238
2.500% due 01/15/2029	3,973	4,999
2.625% due 07/15/2017	2,517	2,652
3.375% due 04/15/2032	1,030	1,494

Total U.S. Treasury Obligations (Cost $85,136)		85,110

SHORT-TERM INSTRUMENTS 1.2%
REPURCHASE AGREEMENTS (b) 1.2%		1,062

Total Short-Term Instruments (Cost $1,062)		1,062

Total Investments in Securities (Cost $86,198)		86,172

Total Investments 100.3% (Cost $86,198)		$86,172
Other Assets and Liabilities, net (0.3%)		(294)

Net Assets 100.0%		$85,878

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$1,062	U.S. Treasury Notes 3.125% due 05/15/2021	$(1,085)	$1,062	$1,062

Total Repurchase Agreements						$(1,085)	$1,062	$1,062

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$85,110	$0	$85,110
Short-Term Instruments
Repurchase Agreements	0	1,062	0	1,062

Total Investments	$0	$86,172	$0	$86,172

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

March 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.1%
CORPORATE BONDS & NOTES 93.9%
BANKING & FINANCE 20.1%
AerCap Ireland Capital Ltd.
2.750% due 05/15/2017	$400	$399
3.750% due 05/15/2019	5,675	5,661
4.250% due 07/01/2020	3,600	3,641
AGFC Capital Trust
6.000% due 01/15/2067	1,500	780
Aircastle Ltd.
6.750% due 04/15/2017	4,534	4,755
Ally Financial, Inc.
2.750% due 01/30/2017	1,800	1,796
3.250% due 09/29/2017	1,100	1,097
3.500% due 07/18/2016	7,070	7,091
3.500% due 01/27/2019	2,448	2,417
4.125% due 03/30/2020	2,600	2,605
4.750% due 09/10/2018	5,100	5,208
5.500% due 02/15/2017	27,150	27,715
6.250% due 12/01/2017	2,000	2,090
8.000% due 03/15/2020	4,900	5,500
Barclays Bank PLC
7.750% due 04/10/2023	1,530	1,608
BPCE S.A.
4.500% due 03/15/2025	3,000	2,977
Cantor Commercial Real Estate Co. LP
7.750% due 02/15/2018	14,795	14,721
Chinos Intermediate Holdings A, Inc. (7.750% Cash or 8.500% PIK)
7.750% due 05/01/2019 (b)	3,775	1,878
CIT Group, Inc.
3.875% due 02/19/2019	150	150
4.250% due 08/15/2017	25,208	25,715
5.000% due 05/15/2017	20,443	20,852
5.375% due 05/15/2020	6,900	7,176
5.500% due 02/15/2019	7,400	7,664
6.625% due 04/01/2018	675	711
ContourGlobal Power Holdings S.A.
7.125% due 06/01/2019	500	488
Credit Agricole S.A.
6.637% due 05/31/2017 (e)	5,225	5,147
Eksportfinans ASA
2.375% due 05/25/2016	17,443	17,463
5.500% due 05/25/2016	5,665	5,698
5.500% due 06/26/2017	1,375	1,433
HBOS PLC
6.750% due 05/21/2018	2,720	2,948
HUB International Ltd.
9.250% due 02/15/2021	1,900	1,976
Icahn Enterprises LP
3.500% due 03/15/2017	4,555	4,555
4.875% due 03/15/2019	4,000	3,860
6.000% due 08/01/2020	5,000	4,888
International Lease Finance Corp.
6.250% due 05/15/2019	11,250	12,023
6.750% due 09/01/2016	6,145	6,245
8.750% due 03/15/2017	10,744	11,345
iStar, Inc.
4.000% due 11/01/2017	3,625	3,562
4.875% due 07/01/2018	3,508	3,403
5.000% due 07/01/2019	3,725	3,595
7.125% due 02/15/2018	7,025	7,139
9.000% due 06/01/2017	4,500	4,697
Jefferies Finance LLC
7.375% due 04/01/2020	7,850	6,829
KCG Holdings, Inc.
6.875% due 03/15/2020	3,725	3,255
Nationstar Mortgage LLC
6.500% due 08/01/2018	800	778
7.875% due 10/01/2020	3,065	2,950
9.625% due 05/01/2019	3,500	3,640
Navient Corp.
4.875% due 06/17/2019	10,450	10,110
5.500% due 01/15/2019	3,245	3,204
7.250% due 01/25/2022	500	469
8.450% due 06/15/2018	24,982	26,856

OneMain Financial Holdings LLC
6.750% due 12/15/2019	4,950	4,974
PHH Corp.
7.375% due 09/01/2019	8,125	7,922
Radian Group, Inc.
5.250% due 06/15/2020	6,675	6,542
5.500% due 06/01/2019	2,008	2,051
7.000% due 03/15/2021	2,100	2,182
Realogy Group LLC
4.500% due 04/15/2019	3,250	3,352
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (e)	4,075	4,462
7.640% due 09/30/2017 (e)	2,000	1,955
7.648% due 09/30/2031 (e)	233	274
Societe Generale S.A.
5.922% due 04/05/2017 (e)	1,450	1,443
Springleaf Finance Corp.
5.750% due 09/15/2016	2,000	2,015
6.900% due 12/15/2017	26,622	27,554
Stearns Holdings, Inc.
9.375% due 08/15/2020	3,244	3,187
TMX Finance LLC
8.500% due 09/15/2018	8,050	6,480
Vereit Operating Partnership LP
2.000% due 02/06/2017	8,350	8,308
WEA Finance LLC
1.750% due 09/15/2017	1,700	1,694

		397,158

INDUSTRIALS 66.0%
Abengoa Finance S.A.U.
8.875% due 11/01/2017	1,425	139
ADT Corp.
2.250% due 07/15/2017	200	203
3.500% due 07/15/2022	575	500
4.125% due 04/15/2019	3,725	3,948
5.250% due 03/15/2020	9,925	10,198
Advanced Micro Devices, Inc.
6.750% due 03/01/2019	825	664
7.750% due 08/01/2020	4,200	2,940
Affinion Group, Inc.
7.875% due 12/15/2018	1,750	1,028
Alberta ULC (14.000% Cash or 14.000% PIK)
14.000% due 02/13/2020 ^(b)	672	0
Alcoa, Inc.
5.550% due 02/01/2017	950	976
5.720% due 02/23/2019	9,050	9,446
6.150% due 08/15/2020	1,985	2,077
6.750% due 07/15/2018	1,075	1,160
Alere, Inc.
6.500% due 06/15/2020	2,000	2,048
7.250% due 07/01/2018	870	909
Aleris International, Inc.
7.625% due 02/15/2018	4,525	4,618
7.875% due 11/01/2020	5,125	4,356
9.500% due 04/01/2021 (a)	900	920
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018	20,320	15,748
Alpha Natural Resources, Inc.
9.750% due 04/15/2018 ^	2,860	16
Alphabet Holding Co., Inc. (7.750% Cash or 8.500% PIK)
7.750% due 11/01/2017 (b)	4,175	4,217
American Airlines Group, Inc.
5.500% due 10/01/2019	2,350	2,403
AmeriGas Finance LLC
6.750% due 05/20/2020	2,000	2,060
Ancestry.com Holdings LLC (9.625% Cash or 10.375% PIK)
9.625% due 10/15/2018 (b)	7,781	7,810
Anglo American Capital PLC
3.625% due 05/14/2020	3,500	3,021
9.375% due 04/08/2019	3,300	3,490
APX Group, Inc.
6.375% due 12/01/2019	4,175	4,208
ArcelorMittal
5.125% due 06/01/2020 (g)	5,125	4,946
5.500% due 02/25/2017	17,826	18,160
6.125% due 06/01/2018	2,050	2,081
6.250% due 08/05/2020	2,960	2,908
10.850% due 06/01/2019	3,750	4,181
Arch Coal, Inc.
8.000% due 01/15/2019 ^	9,300	140

Ardagh Finance Holdings S.A. (8.625% Cash or 8.625% PIK)
8.625% due 06/15/2019 (b)	3,999	3,879
Ardagh Packaging Finance PLC
9.125% due 10/15/2020	3,100	3,195
Ashland, Inc.
3.875% due 04/15/2018	13,229	13,725
Associated Materials LLC
9.125% due 11/01/2017	12,206	9,277
Atwood Oceanics, Inc.
6.500% due 02/01/2020	11,455	5,498
Avaya, Inc.
7.000% due 04/01/2019	2,350	1,598
Avon Products, Inc.
6.350% due 03/15/2020	3,650	2,918
6.500% due 03/01/2019	800	688
Ball Corp.
4.375% due 12/15/2020	1,500	1,564
Beazer Homes USA, Inc.
8.125% due 06/15/2016	5,233	5,309
Beverage Packaging Holdings Luxembourg S.A.
5.625% due 12/15/2016	1,000	998
6.000% due 06/15/2017	8,375	8,338
BlueLine Rental Finance Corp.
7.000% due 02/01/2019	11,384	10,544
Bombardier, Inc.
7.500% due 03/15/2018	3,800	3,762
7.750% due 03/15/2020	4,350	3,763
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)	10,150	7,054
Brinker International, Inc.
2.600% due 05/15/2018	2,840	2,861
Bumble Bee Holdings, Inc.
9.000% due 12/15/2017	11,939	12,014
Cablevision Systems Corp.
7.750% due 04/15/2018	5,150	5,382
8.000% due 04/15/2020	3,275	3,185
8.625% due 09/15/2017	5,000	5,300
CalAtlantic Group, Inc.
6.625% due 05/01/2020	250	276
8.375% due 05/15/2018	3,000	3,352
California Resources Corp.
5.000% due 01/15/2020	2,735	636
8.000% due 12/15/2022	8,885	3,443
Capsugel S.A. (7.000% Cash or 7.750% PIK)
7.000% due 05/15/2019 (b)	7,076	7,125
Carlson Wagonlit BV
6.875% due 06/15/2019	400	415
Case New Holland Industrial, Inc.
7.875% due 12/01/2017	3,830	4,136
CCO Holdings LLC
7.000% due 01/15/2019	4,750	4,846
Cenovus Energy, Inc.
5.700% due 10/15/2019	3,400	3,415
Centene Escrow Corp.
5.625% due 02/15/2021	3,800	3,971
Centex LLC
6.500% due 05/01/2016	1,025	1,026
Cenveo Corp.
6.000% due 08/01/2019	700	513
11.500% due 05/15/2017	1,000	635
Cequel Communications Holdings LLC
6.375% due 09/15/2020	4,011	3,991
Chesapeake Energy Corp.
6.500% due 08/15/2017	3,950	2,666
6.625% due 08/15/2020	4,620	1,825
7.250% due 12/15/2018	8,350	4,592
CITGO Holding, Inc.
10.750% due 02/15/2020	3,775	3,666
Claire’s Stores, Inc.
8.875% due 03/15/2019	950	266
9.000% due 03/15/2019	4,625	3,318
Clear Channel Worldwide Holdings, Inc.
7.625% due 03/15/2020	10,825	9,986
Cliffs Natural Resources, Inc.
8.250% due 03/31/2020	8,375	7,119
CNH Industrial Capital LLC
3.625% due 04/15/2018	750	754
3.875% due 07/16/2018	5,000	4,987
4.375% due 11/06/2020	3,400	3,349
CommScope Holding Co., Inc. (6.625% Cash or 7.375% PIK)
6.625% due 06/01/2020 (b)	12,400	12,756
CommScope, Inc.
4.375% due 06/15/2020	650	670

Community Health Systems, Inc.
5.125% due 08/15/2018	15,355	15,547
7.125% due 07/15/2020	3,150	2,993
8.000% due 11/15/2019	15,025	14,706
Comstock Resources, Inc.
10.000% due 03/15/2020	3,800	1,891
Concho Resources, Inc.
7.000% due 01/15/2021	2,000	2,030
Constellation Brands, Inc.
3.875% due 11/15/2019	4,400	4,631
7.250% due 09/01/2016	1,400	1,430
7.250% due 05/15/2017	10,375	10,997
ConvaTec Finance International S.A. (8.250% Cash or 9.000% PIK)
8.250% due 01/15/2019 (b)	20,125	20,012
CSC Holdings LLC
8.625% due 02/15/2019	1,325	1,461
D.R. Horton, Inc.
3.750% due 03/01/2019	275	281
4.000% due 02/15/2020	3,875	4,011
4.750% due 05/15/2017	6,209	6,380
DCP Midstream LLC
5.350% due 03/15/2020	3,615	3,125
Dell, Inc.
3.100% due 04/01/2016	4,850	4,850
DISH DBS Corp.
4.250% due 04/01/2018	7,031	7,223
5.125% due 05/01/2020	7,175	7,139
7.875% due 09/01/2019	8,050	8,885
DJO Finance LLC
10.750% due 04/15/2020	2,550	2,081
Dollar Tree, Inc.
5.250% due 03/01/2020	960	1,009
DynCorp International, Inc.
10.375% due 07/01/2017	1,000	805
Dynegy, Inc.
6.750% due 11/01/2019	10,000	10,000
Energy Gulf Coast, Inc.
9.250% due 12/15/2017 ^	4,425	169
11.000% due 03/15/2020 ^	4,100	595
Energy Transfer Equity LP
7.500% due 10/15/2020	10,200	9,868
Fiat Chrysler Automobiles NV
4.500% due 04/15/2020	9,625	9,793
First Quantum Minerals Ltd.
6.750% due 02/15/2020	3,750	2,588
Florida East Coast Holdings Corp.
6.750% due 05/01/2019	5,205	5,231
FMG Resources Pty. Ltd.
8.250% due 11/01/2019 (g)	4,445	4,267
Freeport-McMoran Oil & Gas LLC
6.500% due 11/15/2020	2,000	1,610
Freeport-McMoRan, Inc.
2.300% due 11/14/2017	3,100	2,875
2.375% due 03/15/2018	7,500	6,675
3.100% due 03/15/2020	4,200	3,129
Fresenius Medical Care U.S. Finance, Inc.
5.625% due 07/31/2019	3,000	3,284
6.875% due 07/15/2017	4,935	5,242
Global Ship Lease, Inc.
10.000% due 04/01/2019	468	391
GLP Capital LP
4.375% due 11/01/2018	490	506
4.875% due 11/01/2020	3,300	3,448
Greif, Inc.
6.750% due 02/01/2017	3,871	3,997
Guitar Center, Inc.
6.500% due 04/15/2019	300	272
Gulfport Energy Corp.
7.750% due 11/01/2020	10,220	10,271
Halcon Resources Corp.
8.625% due 02/01/2020 (g)(i)	3,485	2,487
Hanson Ltd.
6.125% due 08/15/2016	5,610	5,718
Hapag-Lloyd AG
9.750% due 10/15/2017	4,526	4,605
Harvest Operations Corp.
6.875% due 10/01/2017	4,120	2,524
HCA Holdings, Inc.
6.250% due 02/15/2021	3,750	4,050
HCA, Inc.
3.750% due 03/15/2019	350	359
4.250% due 10/15/2019	50	52
6.500% due 02/15/2020	23,000	25,300

HD Supply, Inc.
5.250% due 12/15/2021	2,675	2,819
7.500% due 07/15/2020	16,495	17,588
Headwaters, Inc.
7.250% due 01/15/2019	4,551	4,710
Hertz Corp.
4.250% due 04/01/2018	1,850	1,859
5.875% due 10/15/2020	1,600	1,636
6.750% due 04/15/2019	7,647	7,777
Hexion, Inc.
6.625% due 04/15/2020	4,240	3,540
8.875% due 02/01/2018	11,750	8,107
Hughes Satellite Systems Corp.
6.500% due 06/15/2019	2,952	3,266
Huntsman International LLC
4.875% due 11/15/2020	15,550	15,472
IASIS Healthcare LLC
8.375% due 05/15/2019	3,180	3,152
iHeartCommunications, Inc.
9.000% due 12/15/2019	9,445	7,025
10.000% due 01/15/2018 (g)	4,050	1,316
Imperial Metals Corp.
7.000% due 03/15/2019	400	350
INEOS Group Holdings S.A.
6.125% due 08/15/2018 (g)	20,425	20,846
Intelsat Luxembourg S.A.
6.750% due 06/01/2018 (g)	18,525	14,218
International Game Technology PLC
5.625% due 02/15/2020	2,975	3,101
inVentiv Health, Inc.
9.000% due 01/15/2018	4,175	4,332
10.000% due 08/15/2018	1,331	1,326
inVentiv Health, Inc. (10.000% PIK)
10.000% due 08/15/2018 (b)	2,202	2,235
Jaguar Land Rover Automotive PLC
3.500% due 03/15/2020 (g)	3,750	3,708
4.125% due 12/15/2018	5,000	5,147
Jarden Corp.
7.500% due 05/01/2017	1,500	1,511
JC Penney Corp., Inc.
5.750% due 02/15/2018	1,000	1,018
7.950% due 04/01/2017	829	858
8.125% due 10/01/2019	2,500	2,581
JMC Steel Group, Inc.
8.250% due 03/15/2018	8,565	7,708
Jo-Ann Stores LLC
8.125% due 03/15/2019	3,680	3,404
Joseph T Ryerson & Son, Inc.
9.000% due 10/15/2017	6,405	5,572
K Hovnanian Enterprises, Inc.
8.000% due 11/01/2019	3,150	1,969
KB Home
4.750% due 05/15/2019	6,521	6,529
8.000% due 03/15/2020	3,725	3,921
Kindred Healthcare, Inc.
8.000% due 01/15/2020	3,850	3,840
Kinetic Concepts, Inc.
7.875% due 02/15/2021	3,800	4,028
10.500% due 11/01/2018	9,459	9,530
Kratos Defense & Security Solutions, Inc.
7.000% due 05/15/2019	2,617	2,094
L Brands, Inc.
6.900% due 07/15/2017	1,100	1,167
8.500% due 06/15/2019	755	887
Laureate Education, Inc.
9.250% due 09/01/2019	1,675	1,240
Lennar Corp.
4.125% due 12/01/2018	500	513
4.500% due 11/15/2019	2,750	2,874
4.750% due 12/15/2017	436	448
4.750% due 04/01/2021	3,500	3,561
6.500% due 04/15/2016	4,000	4,002
12.250% due 06/01/2017	1,000	1,113
Lightstream Resources Ltd.
8.625% due 02/01/2020 ^	3,575	179
Logan’s Roadhouse, Inc.
10.750% due 10/15/2017 ^	444	271
Mallinckrodt International Finance S.A.
3.500% due 04/15/2018	7,370	7,112
4.875% due 04/15/2020	8,250	7,771
Masco Corp.
6.125% due 10/03/2016	7,846	8,046

MGM Resorts International
5.250% due 03/31/2020	4,875	5,021
6.750% due 10/01/2020	4,000	4,348
7.625% due 01/15/2017	8,220	8,549
8.625% due 02/01/2019	6,875	7,855
10.000% due 11/01/2016	6,893	7,178
Midstates Petroleum Co., Inc.
10.000% due 06/01/2020	3,575	1,350
Modular Space Corp.
10.250% due 01/31/2019	800	448
Nabors Industries, Inc.
6.150% due 02/15/2018	3,500	3,500
NBTY, Inc.
9.000% due 10/01/2018	6,547	6,719
NCL Corp. Ltd.
4.625% due 11/15/2020	2,800	2,828
5.250% due 11/15/2019	2,025	2,086
New Enterprise Stone & Lime Co., Inc.
11.000% due 09/01/2018	2,500	2,075
New York Times Co.
6.625% due 12/15/2016	250	257
Nokia OYJ
5.375% due 05/15/2019	1,100	1,181
Novelis, Inc.
8.375% due 12/15/2017	3,745	3,827
8.750% due 12/15/2020	14,630	14,839
Nuance Communications, Inc.
5.375% due 08/15/2020	3,320	3,384
Numericable SFR S.A.
4.875% due 05/15/2019	33,720	33,720
NXP BV
3.500% due 09/15/2016	4,806	4,824
4.125% due 06/15/2020	1,500	1,523
Pacific Drilling Ltd.
7.250% due 12/01/2017	2,000	745
Pacific Drilling S.A.
5.375% due 06/01/2020 (g)	4,225	1,352
Peabody Energy Corp.
6.000% due 11/15/2018	12,569	927
Perstorp Holding AB
8.750% due 05/15/2017	1,965	1,970
11.000% due 08/15/2017	6,325	5,945
PHI, Inc.
5.250% due 03/15/2019	6,270	5,580
Platform Specialty Products Corp.
10.375% due 05/01/2021	1,000	970
PQ Corp.
8.750% due 11/01/2018	4,360	4,104
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020	9,700	9,979
7.875% due 08/15/2019	3,975	4,119
8.500% due 05/15/2018	12,930	12,946
9.875% due 08/15/2019	3,750	3,884
Rite Aid Corp.
9.250% due 03/15/2020	3,000	3,157
Rockies Express Pipeline LLC
6.000% due 01/15/2019	5,200	5,096
6.850% due 07/15/2018	4,550	4,561
RR Donnelley & Sons Co.
6.125% due 01/15/2017	98	100
7.250% due 05/15/2018	4,910	5,168
Sabine Pass LNG LP
7.500% due 11/30/2016	14,596	15,028
SandRidge Energy, Inc.
8.750% due 06/01/2020	3,750	928
Sanmina Corp.
4.375% due 06/01/2019	3,398	3,483
Schaeffler Holding Finance BV (6.250% Cash or 6.250% PIK)
6.250% due 11/15/2019 (b)	5,290	5,554
Schaeffler Holding Finance BV (6.875% Cash or 7.625% PIK)
6.875% due 08/15/2018 (b)	3,900	4,027
Sears Holdings Corp.
8.000% due 12/15/2019	1,653	1,355
Sequa Corp.
7.000% due 12/15/2017	21,068	3,002
Service Corp. International
7.000% due 06/15/2017	1,250	1,334
Seventy Seven Operating LLC
6.625% due 11/15/2019	2,600	663
Smithfield Foods, Inc.
7.750% due 07/01/2017	2,368	2,519
SoftBank Group Corp.
4.500% due 04/15/2020	17,325	17,607
Southwestern Energy Co.
4.050% due 01/23/2020	3,500	2,564
7.500% due 02/01/2018	3,500	2,949

SPX FLOW, Inc.
6.875% due 09/01/2017	1,250	1,298
Standard Industries, Inc.
5.125% due 02/15/2021	1,900	1,955
Sunoco LP
5.500% due 08/01/2020	3,575	3,571
Syniverse Holdings, Inc.
9.125% due 01/15/2019	3,725	1,732
T-Mobile USA, Inc.
5.250% due 09/01/2018	7,350	7,552
6.464% due 04/28/2019	15,950	16,349
6.542% due 04/28/2020	3,000	3,113
6.625% due 11/15/2020	1,600	1,660
Teck Resources Ltd.
2.500% due 02/01/2018	2,500	2,200
3.000% due 03/01/2019	3,200	2,576
TEGNA, Inc.
5.125% due 10/15/2019	3,575	3,746
Telesat Canada
6.000% due 05/15/2017	2,211	2,214
Tenet Healthcare Corp.
4.750% due 06/01/2020	2,500	2,575
5.000% due 03/01/2019	8,980	8,924
5.500% due 03/01/2019	12,275	12,214
6.250% due 11/01/2018	7,050	7,543
Tervita Corp.
8.000% due 11/15/2018	3,550	2,538
Tesoro Corp.
4.250% due 10/01/2017	2,000	2,040
Tesoro Logistics LP
5.500% due 10/15/2019	600	599
Thompson Creek Metals Co., Inc.
9.750% due 12/01/2017	1,800	1,697
Toll Brothers Finance Corp.
8.910% due 10/15/2017	4,535	4,988
Tops Holding Corp.
8.750% due 06/15/2018 (b)	1,000	975
Toys “R” Us Property Co. LLC
8.500% due 12/01/2017	4,325	4,238
Toys “R” Us, Inc.
10.375% due 08/15/2017	2,000	1,825
TransDigm, Inc.
5.500% due 10/15/2020	9,200	9,274
Transocean, Inc.
5.800% due 12/15/2016	3,750	3,753
6.000% due 03/15/2018	4,550	4,300
6.500% due 11/15/2020	3,600	2,538
Tronox Finance LLC
6.375% due 08/15/2020	3,325	2,577
UCI International, Inc.
8.625% due 02/15/2019 ^	3,900	770
United States Steel Corp.
6.050% due 06/01/2017	2,100	2,063
7.375% due 04/01/2020 (g)	2,950	2,316
USG Corp.
6.300% due 11/15/2016	12,312	12,651
9.750% due 01/15/2018	6,561	7,371
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020	12,660	10,381
6.375% due 10/15/2020	14,370	11,999
6.750% due 08/15/2018	5,208	4,752
7.000% due 10/01/2020	3,200	2,704
Vander Intermediate Holding Corp. (9.750% Cash or 10.500% PIK)
9.750% due 02/01/2019 (b)	5,080	3,810
Venoco, Inc.
8.875% due 02/15/2019 ^	2,400	72
Verso Paper Holdings LLC
11.750% due 01/15/2019 ^	8,000	798
Vulcan Materials Co.
7.000% due 06/15/2018	1,700	1,874
W&T Offshore, Inc.
8.500% due 06/15/2019	3,675	459
Wave Holdco LLC
8.250% due 07/15/2019 (b)	418	410
Weatherford International Ltd.
5.125% due 09/15/2020	10,055	8,647
9.625% due 03/01/2019	3,800	3,819
Whiting Petroleum Corp.
5.000% due 03/15/2019	4,025	2,807
6.500% due 10/01/2018	2,175	1,490
WideOpenWest Finance LLC
10.250% due 07/15/2019	3,575	3,593
Wind Acquisition Finance S.A.
4.750% due 07/15/2020	9,730	9,244

Windstream Services LLC
7.875% due 11/01/2017	9,186	9,829
Wise Metals Group LLC
8.750% due 12/15/2018	8,150	7,213
WPX Energy, Inc.
7.500% due 08/01/2020	3,575	2,815
XPO Logistics, Inc.
7.875% due 09/01/2019	9,990	10,390
ZF North America Capital, Inc.
4.000% due 04/29/2020	11,125	11,306

		1,305,450

UTILITIES 7.8%
AES Corp.
3.635% due 06/01/2019	1,775	1,717
8.000% due 06/01/2020 (i)	3,800	4,332
CenturyLink, Inc.
5.150% due 06/15/2017	5,220	5,344
5.625% due 04/01/2020	3,730	3,793
6.000% due 04/01/2017	6,917	7,133
DPL, Inc.
6.500% due 10/15/2016	45	46
Drill Rigs Holdings, Inc.
6.500% due 10/01/2017	501	302
EP Energy LLC
9.375% due 05/01/2020	4,075	2,076
Frontier Communications Corp.
8.125% due 10/01/2018	10,461	11,206
8.250% due 04/15/2017	7,115	7,566
GenOn Energy, Inc.
7.875% due 06/15/2017	16,173	12,211
NGPL PipeCo LLC
7.119% due 12/15/2017	5,144	4,996
Niska Gas Storage Canada ULC
6.500% due 04/01/2019	1,900	1,491
NRG Energy, Inc.
7.625% due 01/15/2018	400	427
Penn Virginia Corp.
8.500% due 05/01/2020	3,575	465
Sprint Communications, Inc.
6.000% due 12/01/2016	10,260	10,247
7.000% due 03/01/2020	2,200	2,211
7.000% due 08/15/2020	10,490	8,392
8.375% due 08/15/2017	2,000	1,982
9.000% due 11/15/2018	21,712	22,852
Talen Energy Supply LLC
4.625% due 07/15/2019	7,300	6,369
Talos Production LLC
9.750% due 02/15/2018	400	122
Targa Resources Partners LP
4.125% due 11/15/2019	3,030	2,877
5.000% due 01/15/2018	6,860	6,877
Telecom Italia Capital S.A.
6.999% due 06/04/2018	26,346	28,783

		153,817

Total Corporate Bonds & Notes (Cost $2,020,949)		1,856,425

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Floating Rate Notes
0.572% due 01/31/2018 (k)	2,100	2,103

Total U.S. Treasury Obligations (Cost $2,101)		2,103

SHORT-TERM INSTRUMENTS 4.1%
REPURCHASE AGREEMENTS (h) 2.6%		51,375

U.S. TREASURY BILLS 1.5%
0.260% due 04/07/2016 - 04/21/2016 (c)(d)	30,000	29,998

Total Short-Term Instruments (Cost $81,371)		81,373

Total Investments in Securities (Cost $2,104,421)		1,939,901

	SHARES
INVESTMENTS IN AFFILIATES 4.3%
SHORT-TERM INSTRUMENTS 4.3%
MUTUAL FUNDS 4.3%
PIMCO Money Market Fund (f)	84,086,470	84,086

Total Short-Term Instruments (Cost $84,086)		84,086

Total Investments in Affiliates (Cost $84,086)		84,086

Total Investments 102.4% (Cost $2,188,507)		$2,023,987
Financial Derivative Instruments (j) 0.2% (Cost or Premiums, net $0)		472
Other Assets and Liabilities, net (2.6%)		(48,428)

Net Assets 100.0%		$1,976,031

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Payment in-kind bond security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon bond.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Institutional Class Shares of each Fund.

(g)	Securities with an aggregate market value of $80,013 were out on loan in exchange for $81,657 of cash collateral as of March 31, 2016.

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
MBC	0.460%	03/31/2016	04/01/2016	$44,300	U.S. Treasury Notes 1.750% due 09/30/2022	$(45,712)	$44,300	$44,301
SSB	0.010	03/31/2016	04/01/2016	7,075	U.S. Treasury Notes 1.625% due 04/30/2019	(7,218)	7,075	7,075

Total Repurchase Agreements						$(52,930)	$51,375	$51,376

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	(5.000)%	03/17/2016	04/01/2016		$(2,791)	$(2,785)
	(5.000)	03/22/2016	TBD	(2)	(2,306)	(2,303)
	(3.750)	04/01/2016	TBD	(2)	(2,828)	(2,828)

Total Reverse Repurchase Agreements						$(7,916)

(2)	Open maturity reverse repurchase agreement.
(3)	The average amount of borrowings outstanding during the period ended March 31, 2016 was $(226) at a weighted average interest rate of (5.000)%.

(i)	Securities with an aggregate market value of $8,187 have been pledged as collateral under the terms of master agreements as of March 31, 2016.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
U.S. Treasury 5-Year Note June Futures	Long	06/2016	498	$107	$109	$0

Total Futures Contracts				$107	$109	$0

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$23,691	$1,269	$283	$30	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	211,000	6,405	4,257	342	0
CDX.HY-26 5-Year Index	5.000	06/20/2021	53,000	1,516	72	0	(9)

				$9,190	$4,612	$372	$(9)

Total Swap Agreements				$9,190	$4,612	$372	$(9)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k)	Securities with an aggregate market value of $2,101 and cash of $14,754 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$397,158	$0	$397,158
Industrials	0	1,305,450	0	1,305,450
Utilities	0	153,817	0	153,817
U.S. Treasury Obligations	0	2,103	0	2,103
Short-Term Instruments
Repurchase Agreements	0	51,375	0	51,375
U.S. Treasury Bills	0	29,998	0	29,998
	$0	$1,939,901	$0	$1,939,901

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	84,086	0	0	84,086

Total Investments	$84,086	$1,939,901	$0	$2,023,987

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$109	$372	$0	$481

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(9)	$0	$(9)

Totals	$84,195	$1,940,264	$0	$2,024,459

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

March 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.1%
CORPORATE BONDS & NOTES 91.9%
BANKING & FINANCE 33.3%
ABN AMRO Bank NV
4.750% due 07/28/2025	$500	$505
American Express Co.
2.650% due 12/02/2022	250	250
4.050% due 12/03/2042	425	426
American Honda Finance Corp.
2.600% due 09/20/2016	380	383
American International Group, Inc.
3.750% due 07/10/2025	1,950	1,952
American Tower Corp.
4.500% due 01/15/2018	420	438
Banco do Brasil S.A.
6.000% due 01/22/2020	325	331
Banco Santander Brasil S.A.
4.625% due 02/13/2017	1,575	1,608
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
4.125% due 11/09/2022	375	388
Bank of America Corp.
2.650% due 04/01/2019	1,000	1,018
3.875% due 03/22/2017	2,000	2,047
4.000% due 04/01/2024	4,350	4,573
6.875% due 04/25/2018	250	275
7.750% due 05/14/2038	350	480
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.350% due 02/23/2017	3,150	3,177
Barclays Bank PLC
6.050% due 12/04/2017	425	450
BB&T Corp.
2.450% due 01/15/2020	3,494	3,558
Berkshire Hathaway Finance Corp.
5.750% due 01/15/2040	300	377
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros
5.500% due 07/16/2020	1,400	1,452
BNP Paribas S.A.
5.000% due 01/15/2021	3,800	4,251
Boston Properties LP
3.800% due 02/01/2024	675	709
BPCE S.A.
4.500% due 03/15/2025	1,125	1,116
5.150% due 07/21/2024	625	640
Capital One Financial Corp.
4.750% due 07/15/2021	1,825	2,003
Charles Schwab Corp.
3.000% due 03/10/2025	300	305
Citigroup, Inc.
3.750% due 06/16/2024	1,975	2,050
3.875% due 10/25/2023	1,000	1,049
4.000% due 08/05/2024	2,350	2,376
8.125% due 07/15/2039	84	125
CME Group, Inc.
3.000% due 09/15/2022	1,225	1,272
3.000% due 03/15/2025	400	406
Compass Bank
6.400% due 10/01/2017	725	763
Credit Suisse AG
3.000% due 10/29/2021	1,150	1,175
Credit Suisse Group Funding Guernsey Ltd.
4.875% due 05/15/2045	1,000	957
Crown Castle International Corp.
4.450% due 02/15/2026	1,950	2,030
Duke Realty LP
3.875% due 10/15/2022	250	255
Essex Portfolio LP
3.250% due 05/01/2023	1,800	1,796
Ford Motor Credit Co. LLC
2.375% due 03/12/2019	3,350	3,373
5.875% due 08/02/2021	1,675	1,923
GE Capital International Funding Co.
2.342% due 11/15/2020	3,358	3,445
4.418% due 11/15/2035	2,277	2,469

General Motors Financial Co., Inc.
3.700% due 11/24/2020	1,000	1,021
Goldman Sachs Group, Inc.
2.375% due 01/22/2018	1,050	1,064
2.550% due 10/23/2019	4,000	4,067
3.500% due 01/23/2025	400	405
4.750% due 10/21/2045	625	656
6.750% due 10/01/2037	1,600	1,910
Hospitality Properties Trust
5.000% due 08/15/2022	959	998
HSBC USA, Inc.
2.375% due 11/13/2019	4,425	4,449
ING Bank NV
2.500% due 10/01/2019	1,610	1,636
Intercontinental Exchange, Inc.
2.500% due 10/15/2018	375	382
Intesa Sanpaolo SpA
2.375% due 01/13/2017	1,800	1,808
John Deere Capital Corp.
3.900% due 07/12/2021	275	298
JPMorgan Chase & Co.
3.625% due 05/13/2024	2,475	2,584
4.850% due 02/01/2044	2,350	2,684
5.400% due 01/06/2042	300	359
JPMorgan Chase Bank N.A.
5.875% due 06/13/2016	55	56
KeyCorp
2.900% due 09/15/2020	1,355	1,379
Kilroy Realty LP
3.800% due 01/15/2023	875	893
Lazard Group LLC
3.750% due 02/13/2025	1,100	1,018
LeasePlan Corp. NV
3.000% due 10/23/2017	425	429
Lloyds Bank PLC
3.500% due 05/14/2025	1,900	1,968
5.800% due 01/13/2020	400	452
Macquarie Bank Ltd.
6.625% due 04/07/2021	230	262
Marsh & McLennan Cos., Inc.
3.750% due 03/14/2026	433	445
MetLife Capital Trust
9.250% due 04/08/2068	975	1,325
MetLife, Inc.
5.875% due 02/06/2041	85	102
Moody’s Corp.
4.875% due 02/15/2024	1,550	1,707
5.500% due 09/01/2020	300	337
Morgan Stanley
3.875% due 01/27/2026	1,500	1,569
4.350% due 09/08/2026	1,925	1,986
7.300% due 05/13/2019	1,480	1,705
MUFG Capital Finance Ltd.
6.346% due 07/25/2016 (a)	325	329
National City Corp.
6.875% due 05/15/2019	1,275	1,437
PNC Bank N.A.
3.800% due 07/25/2023	400	422
Prudential Financial, Inc.
3.500% due 05/15/2024	1,875	1,910
Rabobank Group
3.875% due 02/08/2022	325	347
5.250% due 05/24/2041	2,385	2,834
Santander Holdings USA, Inc.
4.500% due 07/17/2025	1,500	1,546
Standard Chartered PLC
3.050% due 01/15/2021	1,000	1,006
Sumitomo Life Insurance Co.
6.500% due 09/20/2073	600	697
Sumitomo Mitsui Banking Corp.
3.200% due 07/18/2022	1,825	1,878
Synchrony Financial
2.700% due 02/03/2020	250	248
Tanger Properties LP
3.750% due 12/01/2024	1,230	1,240
U.S. Bancorp
2.950% due 07/15/2022	2,325	2,389
UBS Group Funding Jersey Ltd.
4.125% due 09/24/2025	2,000	2,008
Ventas Realty LP
4.000% due 04/30/2019	250	263
Visa, Inc.
4.300% due 12/14/2045	1,525	1,673

WEA Finance LLC
3.750% due 09/17/2024	1,075	1,096
Wells Fargo & Co.
1.400% due 09/08/2017	3,511	3,518
3.300% due 09/09/2024	2,750	2,842
4.125% due 08/15/2023	75	80
Weyerhaeuser Co.
7.375% due 03/15/2032	1,250	1,531
WR Berkley Corp.
4.625% due 03/15/2022	400	432

		127,856

INDUSTRIALS 43.7%
21st Century Fox America, Inc.
4.950% due 10/15/2045	1,000	1,074
6.400% due 12/15/2035	100	123
Abbott Laboratories
2.550% due 03/15/2022	250	255
AbbVie, Inc.
2.900% due 11/06/2022	2,650	2,702
Actavis Funding SCS
3.800% due 03/15/2025	1,679	1,750
Alibaba Group Holding Ltd.
3.600% due 11/28/2024	1,000	1,010
Altria Group, Inc.
2.950% due 05/02/2023	3,668	3,804
Amgen, Inc.
3.450% due 10/01/2020	1,345	1,434
3.625% due 05/22/2024	3,375	3,568
Anadarko Petroleum Corp.
3.450% due 07/15/2024 (c)	1,875	1,673
6.375% due 09/15/2017	275	288
Anglo American Capital PLC
2.625% due 09/27/2017	25	24
Anheuser-Busch Cos. LLC
5.500% due 01/15/2018	1,425	1,535
Anheuser-Busch InBev Finance, Inc.
3.650% due 02/01/2026	1,000	1,053
4.900% due 02/01/2046	1,000	1,120
Anheuser-Busch InBev Worldwide, Inc.
7.750% due 01/15/2019	1,650	1,924
Anthem, Inc.
3.500% due 08/15/2024	1,004	1,018
Apple, Inc.
2.500% due 02/09/2025	1,450	1,444
3.250% due 02/23/2026	1,000	1,044
3.450% due 05/06/2024	375	401
Barrick PD Australia Finance Pty. Ltd.
4.950% due 01/15/2020	100	98
Baxalta, Inc.
5.250% due 06/23/2045	1,375	1,465
Becton Dickinson and Co.
2.675% due 12/15/2019	3,325	3,412
BHP Billiton Finance USA Ltd.
6.500% due 04/01/2019	1,875	2,111
BorgWarner, Inc.
3.375% due 03/15/2025	200	196
Boston Scientific Corp.
2.650% due 10/01/2018	2,065	2,103
Burlington Northern Santa Fe LLC
5.400% due 06/01/2041	1,940	2,308
Caterpillar, Inc.
3.803% due 08/15/2042	1,003	976
CCO Safari LLC
4.908% due 07/23/2025	2,050	2,166
Cenovus Energy, Inc.
6.750% due 11/15/2039	260	250
China Resources Gas Group Ltd.
4.500% due 04/05/2022	675	726
Cigna Corp.
5.375% due 02/15/2042	1,250	1,380
CNOOC Finance Ltd.
3.875% due 05/02/2022	550	575
Coca-Cola Co.
1.650% due 03/14/2018	250	254
Coca-Cola Enterprises, Inc.
2.000% due 08/19/2016	330	331
Comcast Corp.
3.125% due 07/15/2022	2,850	3,024
3.600% due 03/01/2024	2,075	2,262
ConAgra Foods, Inc.
2.100% due 03/15/2018	230	231

ConocoPhillips Co.
2.875% due 11/15/2021	1,850	1,818
Continental Resources, Inc.
4.500% due 04/15/2023	300	252
Corning, Inc.
5.750% due 08/15/2040	285	318
Corp. Nacional del Cobre de Chile
3.000% due 07/17/2022	225	217
CSX Corp.
6.220% due 04/30/2040	325	402
CVS Health Corp.
3.375% due 08/12/2024	2,090	2,200
5.125% due 07/20/2045	670	779
Discovery Communications LLC
5.050% due 06/01/2020	250	268
Dominion Gas Holdings LLC
3.600% due 12/15/2024	1,625	1,672
Dow Chemical Co.
5.250% due 11/15/2041	630	672
Eli Lilly & Co.
2.750% due 06/01/2025	1,975	2,027
Encana Corp.
5.150% due 11/15/2041	30	23
Energy Transfer Partners LP
3.600% due 02/01/2023	2,925	2,542
4.650% due 06/01/2021	100	96
Ensco PLC
4.700% due 03/15/2021	1,540	1,074
Enterprise Products Operating LLC
3.750% due 02/15/2025	1,450	1,451
4.850% due 03/15/2044	800	753
Exxon Mobil Corp.
3.176% due 03/15/2024	1,975	2,062
Flextronics International Ltd.
4.750% due 06/15/2025	600	591
Forest Laboratories LLC
4.375% due 02/01/2019	3,350	3,557
Freeport-McMoRan, Inc.
3.550% due 03/01/2022	75	53
General Electric Co.
3.100% due 01/09/2023	75	80
5.500% due 01/08/2020	1,577	1,810
6.875% due 01/10/2039	416	605
General Motors Co.
4.875% due 10/02/2023	1,000	1,050
Georgia-Pacific LLC
3.163% due 11/15/2021	2,000	2,044
Gilead Sciences, Inc.
3.500% due 02/01/2025	1,875	1,986
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/2023	225	234
6.375% due 05/15/2038	1,000	1,355
Glencore Finance Canada Ltd.
4.250% due 10/25/2022	2,972	2,485
GTL Trade Finance, Inc.
5.893% due 04/29/2024	1,875	1,533
Halliburton Co.
5.000% due 11/15/2045	1,025	1,007
Hewlett Packard Enterprise Co.
4.400% due 10/15/2022	1,000	1,046
Home Depot, Inc.
4.250% due 04/01/2046	407	449
Hutchison Whampoa International Ltd.
7.450% due 11/24/2033	600	852
International Business Machines Corp.
4.000% due 06/20/2042	92	94
5.600% due 11/30/2039	29	36
KazMunayGas National Co. JSC
7.000% due 05/05/2020	1,399	1,475
Kinder Morgan Energy Partners LP
3.950% due 09/01/2022	1,725	1,659
5.300% due 09/15/2020	485	506
Kinder Morgan, Inc.
3.050% due 12/01/2019	200	197
5.550% due 06/01/2045	1,115	995
Kraft Heinz Foods Co.
5.200% due 07/15/2045	450	506
6.125% due 08/23/2018	2,950	3,254
Kroger Co.
6.150% due 01/15/2020	275	318
L-3 Communications Corp.
4.750% due 07/15/2020	699	732
Lockheed Martin Corp.
4.700% due 05/15/2046	1,450	1,629

Lowe’s Cos., Inc.
4.650% due 04/15/2042	1,278	1,451
Marriott International, Inc.
6.200% due 06/15/2016	100	101
McDonald’s Corp.
3.700% due 01/30/2026	1,000	1,062
Medtronic, Inc.
3.150% due 03/15/2022	1,875	1,988
4.450% due 03/15/2020	250	278
Merck & Co., Inc.
3.700% due 02/10/2045	1,000	1,021
Merck Sharp & Dohme Corp.
5.000% due 06/30/2019	160	179
Microsoft Corp.
2.700% due 02/12/2025	2,125	2,175
4.450% due 11/03/2045	1,000	1,108
Mondelez International, Inc.
2.250% due 02/01/2019	2,495	2,549
Mylan, Inc.
3.125% due 01/15/2023	100	96
Noble Holding International Ltd.
4.900% due 08/01/2020	100	74
Northrop Grumman Corp.
3.850% due 04/15/2045	565	562
ONEOK Partners LP
3.200% due 09/15/2018	1,565	1,516
5.000% due 09/15/2023	250	239
Oracle Corp.
2.800% due 07/08/2021	3,050	3,197
4.125% due 05/15/2045	1,175	1,204
PepsiCo, Inc.
2.850% due 02/24/2026	1,000	1,028
5.500% due 01/15/2040	430	529
Pfizer, Inc.
4.400% due 05/15/2044	400	453
6.200% due 03/15/2019	2,996	3,411
Philip Morris International, Inc.
3.375% due 08/11/2025	425	459
3.600% due 11/15/2023	825	906
5.650% due 05/16/2018	1,475	1,615
Pioneer Natural Resources Co.
6.875% due 05/01/2018	200	213
QUALCOMM, Inc.
3.000% due 05/20/2022	1,000	1,044
3.450% due 05/20/2025	625	648
Republic Services, Inc.
5.250% due 11/15/2021	295	336
Reynolds American, Inc.
4.450% due 06/12/2025	1,000	1,103
Rio Tinto Finance USA Ltd.
3.750% due 09/20/2021	375	390
Rogers Communications, Inc.
6.800% due 08/15/2018	2,600	2,897
SABMiller Holdings, Inc.
3.750% due 01/15/2022	2,700	2,869
Southern Copper Corp.
6.750% due 04/16/2040	1,475	1,442
Stryker Corp.
2.625% due 03/15/2021	200	204
4.375% due 01/15/2020	100	108
4.625% due 03/15/2046	200	215
Target Corp.
3.875% due 07/15/2020	250	274
Telefonica Emisiones S.A.U.
5.462% due 02/16/2021	125	142
7.045% due 06/20/2036	1,000	1,270
Thermo Fisher Scientific, Inc.
3.150% due 01/15/2023	100	100
Time Warner Cable, Inc.
5.000% due 02/01/2020	1,675	1,820
Time Warner, Inc.
3.400% due 06/15/2022	550	573
3.550% due 06/01/2024	2,550	2,628
TransCanada PipeLines Ltd.
3.800% due 10/01/2020	215	223
4.875% due 01/15/2026	1,000	1,058
Tyson Foods, Inc.
4.875% due 08/15/2034	1,000	1,079
Union Pacific Corp.
4.750% due 09/15/2041	1,450	1,624
United Technologies Corp.
3.100% due 06/01/2022	2,894	3,068
UnitedHealth Group, Inc.
6.875% due 02/15/2038	415	584

Vale Overseas Ltd.
6.875% due 11/21/2036	1,590	1,265
Viacom, Inc.
4.250% due 09/01/2023	2,395	2,447
Wal-Mart Stores, Inc.
6.200% due 04/15/2038	3,362	4,560
Walt Disney Co.
4.125% due 06/01/2044	1,210	1,301
Whirlpool Corp.
3.700% due 03/01/2023	250	260
5.150% due 03/01/2043	300	314
Williams Partners LP
5.400% due 03/04/2044	1,168	878
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025	1,725	1,747

		167,761

UTILITIES 14.9%
American Water Capital Corp.
3.850% due 03/01/2024	1,643	1,777
Appalachian Power Co.
7.000% due 04/01/2038	605	778
AT&T, Inc.
4.125% due 02/17/2026	1,000	1,059
4.800% due 06/15/2044	2,775	2,726
5.650% due 02/15/2047	1,000	1,108
Atmos Energy Corp.
4.150% due 01/15/2043	630	658
Berkshire Hathaway Energy Co.
6.125% due 04/01/2036	380	472
BG Energy Capital PLC
5.125% due 10/15/2041	115	118
BP Capital Markets PLC
2.237% due 05/10/2019	2,975	3,013
4.500% due 10/01/2020	275	301
CNOOC Finance USA LLC
3.500% due 05/05/2025	1,125	1,109
Consumers Energy Co.
3.125% due 08/31/2024	1,925	1,997
Dominion Resources, Inc.
4.450% due 03/15/2021	120	130
DTE Electric Co.
3.650% due 03/15/2024	1,475	1,579
Duke Energy Corp.
3.950% due 10/15/2023	400	426
Duke Energy Ohio, Inc.
3.800% due 09/01/2023	1,935	2,093
E.ON International Finance BV
5.800% due 04/30/2018	45	48
Electricite de France S.A.
4.600% due 01/27/2020	375	408
4.875% due 01/22/2044	1,525	1,531
Entergy Corp.
5.125% due 09/15/2020	300	330
Exelon Corp.
3.950% due 06/15/2025	1,000	1,039
Exelon Generation Co. LLC
6.200% due 10/01/2017	100	106
FirstEnergy Corp.
7.375% due 11/15/2031	1,793	2,214
Florida Power & Light Co.
4.125% due 02/01/2042	100	107
Kentucky Utilities Co.
5.125% due 11/01/2040	100	120
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022	850	889
MidAmerican Energy Co.
3.500% due 10/15/2024	3,122	3,344
Pacific Gas & Electric Co.
3.500% due 10/01/2020	305	325
4.750% due 02/15/2044	2,802	3,203
5.800% due 03/01/2037	255	318
Pennsylvania Electric Co.
5.200% due 04/01/2020	70	74
Petroleos Mexicanos
4.250% due 01/15/2025	1,400	1,300
4.875% due 01/24/2022	325	323
5.750% due 03/01/2018	170	179
6.375% due 01/23/2045	1,630	1,519
Plains All American Pipeline LP
5.150% due 06/01/2042	725	566
Sempra Energy
2.300% due 04/01/2017	225	227

Shell International Finance BV
4.375% due 03/25/2020	230	251
6.375% due 12/15/2038	925	1,135
Sinopec Group Overseas Development Ltd.
2.500% due 04/28/2020	1,000	1,006
Southern California Gas Co.
3.150% due 09/15/2024	2,275	2,379
Southern Power Co.
5.150% due 09/15/2041	1,940	1,936
Southwestern Public Service Co.
6.000% due 10/01/2036	1,973	2,401
Verizon Communications, Inc.
2.625% due 02/21/2020	2,798	2,882
3.000% due 11/01/2021	652	679
4.400% due 11/01/2034	2,257	2,289
4.522% due 09/15/2048	64	64
4.862% due 08/21/2046	1,298	1,375
5.012% due 08/21/2054	1,950	1,965
Vodafone Group PLC
2.500% due 09/26/2022	1,485	1,454

		57,330

Total Corporate Bonds & Notes (Cost $348,517)		352,947

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bonds
3.000% due 11/15/2045	195	210
U.S. Treasury Notes
1.625% due 02/15/2026	275	271

Total U.S. Treasury Obligations (Cost $478)		481

SHORT-TERM INSTRUMENTS 7.1%
REPURCHASE AGREEMENTS (d) 7.1%		27,158

Total Short-Term Instruments (Cost $27,158)		27,158

Total Investments in Securities (Cost $376,153)		380,586

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
MUTUAL FUNDS 0.1%
PIMCO Money Market Fund (b)(c)	265,880	266

Total Short-Term Instruments (Cost $266)		266

Total Investments in Affiliates (Cost $266)		266

Total Investments 99.2% (Cost $376,419)		$380,852
Other Assets and Liabilities, net 0.8%		3,222

Net Assets 100.0%		$384,074

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(b)	Institutional Class Shares of each Fund.

(c)	Securities with an aggregate market value of $258 were out on loan in exchange for $263 of cash collateral as of March 31, 2016.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BSN	0.470%	03/31/2016	04/01/2016	$19,600	U.S. Treasury Notes 1.375% due 04/30/2020	$(20,032)	$19,600	$19,600
DEU	0.470	03/31/2016	04/01/2016	7,000	U.S. Treasury Bonds 3.750% due 11/15/2043	(7,167)	7,000	7,000
SSB	0.010	03/31/2016	04/01/2016	558	U.S. Treasury Notes 1.625% due 04/30/2019	(570)	558	558

Total Repurchase Agreements						$(27,769)	$27,158	$27,158

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$127,856	$0	$127,856
Industrials	0	167,761	0	167,761
Utilities	0	57,330	0	57,330
U.S. Treasury Obligations	0	481	0	481
Short-Term Instruments
Repurchase Agreements	0	27,158	0	27,158
	$0	$380,586	$0	$380,586
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	266	0	0	266

Total Investments	$266	$380,586	$0	$380,852

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Diversified Income Active Exchange-Traded Fund

March 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 106.6%
BANK LOAN OBLIGATIONS 3.0%
Charter Communications Operating LLC
3.000% due 07/01/2020		$98	$98
CSC Holdings LLC
2.933% due 04/17/2020		84	84
Dell International LLC
4.000% due 04/29/2020		198	198
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016		300	300
Gardner Denver, Inc.
4.250% due 07/30/2020		147	134
Hilton Worldwide Finance LLC
3.500% due 10/26/2020		169	169
Las Vegas Sands LLC
3.250% due 12/19/2020		99	99

Total Bank Loan Obligations (Cost $1,084)			1,082

CORPORATE BONDS & NOTES 61.8%
BANKING & FINANCE 31.7%
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		150	150
4.500% due 05/15/2021		150	154
Ally Financial, Inc.
4.125% due 03/30/2020		200	199
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (e)		200	206
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)	EUR	200	224
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
4.125% due 11/09/2022		$400	414
Bank of America Corp.
6.100% due 03/17/2025 (e)		500	493
Banque PSA Finance S.A.
5.750% due 04/04/2021		200	212
Barclays Bank PLC
7.625% due 11/21/2022		800	861
Blackstone CQP Holdco LP
9.296% due 03/19/2019		614	621
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		200	194
BPCE S.A.
4.625% due 07/11/2024		200	196
CIT Group, Inc.
6.625% due 04/01/2018		400	421
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	150	231
Credit Agricole S.A.
7.875% due 01/23/2024 (e)		$200	190
8.125% due 09/19/2033		200	218
Credit Suisse AG
6.500% due 08/08/2023		400	432
Crown Castle International Corp.
5.250% due 01/15/2023		200	216
Denali International LLC/Denali Finance Corp.
5.625% due 10/15/2020		200	211
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		242	246
General Motors Financial Co., Inc.
3.450% due 04/10/2022		100	98
Heta Asset Resolution AG
4.250% due 10/31/2016 ^	EUR	200	164
4.375% due 01/24/2017 ^		100	83
HSBC Finance Corp.
6.676% due 01/15/2021		$300	345
Intesa Sanpaolo SpA
6.500% due 02/24/2021		300	343
iStar, Inc.
5.000% due 07/01/2019		100	97
KBC Bank NV
8.000% due 01/25/2023		200	217
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	400	557
Navient Corp.
8.450% due 06/15/2018		$300	322

Novo Banco S.A.
5.000% due 05/14/2019	EUR	200	175
OneMain Financial Holdings LLC
6.750% due 12/15/2019		$100	100
7.250% due 12/15/2021		100	100
Rabobank Group
8.400% due 06/29/2017 (e)		550	582
Rio Oil Finance Trust
9.250% due 07/06/2024		300	189
Royal Bank of Scotland Group
PLC 7.500% due 08/10/2020 (e)		200	187
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		300	308
Societe Generale S.A.
8.000% due 09/29/2025 (e)		300	292
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (e)	EUR	100	126
UBS AG
5.125% due 05/15/2024		$200	203
7.625% due 08/17/2022		550	631
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	100	153

			11,361

INDUSTRIALS 18.5%
ADT Corp.
4.875% due 07/15/2042		$140	95
ALROSA Finance S.A.
7.750% due 11/03/2020		300	328
California Resources Corp.
8.000% due 12/15/2022		183	71
Cemex S.A.B. de C.V.
4.375% due 03/05/2023	EUR	100	107
6.500% due 12/10/2019		$100	103
Chesapeake Energy Corp.
3.872% due 04/15/2019		200	79
Community Health Systems, Inc.
6.875% due 02/01/2022		100	91
CONSOL Energy, Inc.
5.875% due 04/15/2022		100	73
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026		448	463
Crimson Merger Sub, Inc.
6.625% due 05/15/2022		200	151
CVS Pass-Through Trust
7.507% due 01/10/2032		515	621
DISH DBS Corp.
7.875% due 09/01/2019		300	331
Endo Finance LLC
5.875% due 01/15/2023		100	96
Fiat Chrysler Finance Europe
7.750% due 10/17/2016	EUR	200	236
HCA, Inc.
6.500% due 02/15/2020		$300	330
KazMunayGas National Co. JSC
9.125% due 07/02/2018		100	109
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		100	88
MCE Finance Ltd.
5.000% due 02/15/2021		200	191
Medtronic, Inc.
3.500% due 03/15/2025		100	107
Nielsen Co. Luxembourg SARL
5.500% due 10/01/2021		200	209
Numericable SFR S.A.
6.250% due 05/15/2024		600	585
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		400	411
Rockies Express Pipeline LLC
6.000% due 01/15/2019		100	98
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023		200	191
Schaeffler Holding Finance BV (5.750% Cash or 5.750% PIK)
5.750% due 11/15/2021 (a)	EUR	100	123
Schaeffler Holding Finance BV (6.750% Cash or 6.750% PIK)
6.750% due 11/15/2022 (a)		$200	218
Sibur Securities Ltd.
3.914% due 01/31/2018		200	200
T-Mobile USA, Inc.
6.250% due 04/01/2021		100	105
Tenet Healthcare Corp.
5.000% due 03/01/2019		200	199
Tesoro Logistics LP
6.125% due 10/15/2021		200	201

Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		200	164
Whiting Petroleum Corp.
5.000% due 03/15/2019		100	70
Wind Acquisition Finance S.A.
7.375% due 04/23/2021		200	182

			6,626

UTILITIES 11.6%
AT&T, Inc.
3.400% due 05/15/2025		200	201
BG Energy Capital PLC
6.500% due 11/30/2072		200	211
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		200	207
Gazprom OAO Via Gaz Capital S.A.
8.146% due 04/11/2018		400	434
Koninklijke KPN NV
6.125% due 09/14/2018 (e)	EUR	100	121
Majapahit Holding BV
7.750% due 01/20/2020		$300	344
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		300	278
Petrobras Global Finance BV
4.375% due 05/20/2023		300	220
6.850% due 06/05/2115		100	69
7.250% due 03/17/2044		500	374
Petroleos Mexicanos
6.375% due 01/23/2045		300	280
Sinopec Group Overseas Development Ltd.
4.375% due 04/10/2024		200	214
Sprint Capital Corp.
8.750% due 03/15/2032		600	473
Terraform Global Operating LLC
9.750% due 08/15/2022		200	152
Verizon Communications, Inc.
6.550% due 09/15/2043		122	161
VimpelCom Holdings BV
5.950% due 02/13/2023		400	391

			4,130

Total Corporate Bonds & Notes (Cost $23,587)			22,117

MUNICIPAL BONDS & NOTES 4.4%
ILLINOIS 0.3%
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042		100	100

IOWA 0.5%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		180	181

NEW JERSEY 0.5%
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2041		200	180

OHIO 2.1%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047		400	379
6.000% due 06/01/2042		100	95
6.500% due 06/01/2047		300	300

			774

TEXAS 1.0%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024		350	355

Total Municipal Bonds & Notes (Cost $1,445)			1,590

U.S. GOVERNMENT AGENCIES 6.7%
Fannie Mae, TBA
3.500% due 04/01/2046		2,300	2,412

Total U.S. Government Agencies (Cost $2,403)			2,412

U.S. TREASURY OBLIGATIONS 0.6%
U.S. Treasury Floating Rate Notes
0.468% due 10/31/2017		200	200

Total U.S. Treasury Obligations (Cost $200)			200

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.9%
Countrywide Alternative Loan Trust
0.613% due 04/25/2046		240	210
Lehman Mortgage Trust
6.000% due 07/25/2036 ^		302	225
Luminent Mortgage Trust
0.607% due 12/25/2036 ^		97	79
Morgan Stanley Mortgage Loan Trust
2.292% due 06/25/2036		5	5
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 04/25/2037 ^		147	144

Total Non-Agency Mortgage-Backed Securities (Cost $677)			663

ASSET-BACKED SECURITIES 3.4%
Accredited Mortgage Loan Trust
0.693% due 09/25/2036		400	337
Asset-Backed Funding Certificates Trust
0.653% due 01/25/2037		152	90
Bear Stearns Asset-Backed Securities Trust
1.383% due 10/25/2037		103	83
Countrywide Asset-Backed Certificates
0.613% due 11/25/2047 ^		41	33
0.693% due 11/25/2037		100	61
0.793% due 02/25/2036		113	108
2.038% due 01/25/2034 ^		96	90
Countrywide Asset-Backed Certificates Trust
1.013% due 11/25/2035		100	91
JPMorgan Mortgage Acquisition Trust
0.673% due 08/25/2036		100	80
Residential Asset Securities Corp. Trust
0.833% due 02/25/2036		300	240

Total Asset-Backed Securities (Cost $1,214)			1,213

SOVEREIGN ISSUES 12.0%
Brazil Government International Bond
4.875% due 01/22/2021		400	405
Dominican Republic International Bond
6.850% due 01/27/2045		100	99
El Salvador Government International Bond
7.650% due 06/15/2035		100	88
Indonesia Government International Bond
8.500% due 10/12/2035		1,000	1,359
Italy Buoni Poliennali Del Tesoro
2.500% due 12/01/2024	EUR	100	127
Mexico Government International Bond
3.625% due 03/15/2022		$400	414
4.750% due 03/08/2044		500	500
Morocco Government International Bond
4.500% due 10/05/2020	EUR	100	125
Panama Government International Bond
6.700% due 01/26/2036		$200	256
Republic of Greece Government International Bond
3.000% due 02/24/2028	EUR	100	74
3.000% due 02/24/2030		100	71
3.800% due 08/08/2017	JPY	4,000	32
Romania Government International Bond
2.875% due 10/28/2024	EUR	100	120
South Africa Government International Bond
3.750% due 07/24/2026		200	222
Turkey Government International Bond
5.750% due 03/22/2024		$200	217
Uruguay Government International Bond
5.100% due 06/18/2050		200	186

Total Sovereign Issues (Cost $4,386)			4,295

	SHARES
PREFERRED SECURITIES 0.0%
UTILITIES 0.0%
Entergy Texas, Inc.
5.625% due 06/01/2064		100	3

Total Preferred Securities (Cost $2)			3

SHORT-TERM INSTRUMENTS 12.8%
REPURCHASE AGREEMENTS (f) 0.7%		246

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 5.0%
Federal Home Loan Bank
0.289% due 04/18/2016 (c)	$100	100
0.294% due 04/01/2016 (c)	400	400
0.304% due 04/01/2016 (c)	300	300
0.312% due 05/13/2016 (c)	1,000	1,000

		1,800

U.S. TREASURY BILLS 7.1%
0.260% due 04/07/2016 - 04/28/2016 (b)(d)(i)	2,544	2,544

Total Short-Term Instruments (Cost $4,590)		4,590

Total Investments in Securities (Cost $39,588)		38,165

Total Investments 106.6% (Cost $39,588)		$38,165
Financial Derivative Instruments (g)(h) (3.1%) (Cost or Premiums, net $(724))		(1,116)
Other Assets and Liabilities, net (3.5%)		(1,246)

Net Assets 100.0%		$35,803

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind bond security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Coupon represents a yield to maturity.

(d)	Zero coupon bond.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$246	U.S. Treasury Notes 2.250% due 07/31/2021	$(252)	$246	$246

Total Repurchase Agreements						$(252)	$246	$246

(1)	Includes accrued interest.

Short Sales:

Short Sales on U.S. Government Agencies *

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	2.500%	04/01/2046	$300	$(296)	$(299)

Total Short Sales				$(296)	$(299)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	48	$(121)	$0	$(5)
Euro-Bund 10-Year Bond June Futures	Short	05/2016	2	(2)	0	0
U.S. Treasury 5-Year Note June Futures	Long	06/2016	6	6	1	0
U.S. Treasury 10-Year Note June Futures	Long	06/2016	31	(5)	12	0
United Kingdom Long Gilt June Futures	Long	06/2016	3	1	2	(1)

Total Futures Contracts				$(121)	$15	$(6)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-25 5-Year Index	5.000%	12/20/2020	$1,900	$57	$36	$3	$0
CDX.IG-25 5-Year Index	1.000	12/20/2020	1,300	7	6	0	0

				$64	$42	$3	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	1.250%	12/16/2016		$13,500	$(97)	$(47)	$0	$0
Pay	3-Month USD-LIBOR *	2.550	03/23/2026		5,600	(97)	(74)	0	(13)
Pay	3-Month USD-LIBOR *	2.250	06/15/2026		1,800	93	20	7	0
Pay	3-Month USD-LIBOR *	2.500	06/15/2046		400	30	46	3	0
Pay	6-Month EUR-EURIBOR *	0.000	09/21/2021	EUR	3,300	(19)	11	0	(2)
Pay	6-Month EUR-EURIBOR *	0.750	09/21/2026		100	(1)	(1)	0	0
Pay	6-Month EUR-EURIBOR *	1.250	03/15/2047		200	(10)	(1)	0	0

						$(101)	$(46)	$10	$(15)

Total Swap Agreements						$(37)	$(4)	$13	$(15)

*	This security has a forward starting effective date.

Cash of $314 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	04/2016		$18	EUR	16	$0	$0
BOA	04/2016	AUD	395		$283	0	(20)
	04/2016	JPY	65,400		584	3	0
	05/2016	TWD	3,233		96	0	(5)
BPS	04/2016	BRL	325		91	1	0
	04/2016		$89	BRL	325	1	0
	05/2016	MYR	1,197		$275	0	(34)
BRC	05/2016	MXN	680		38	0	(1)
	05/2016	TWD	9,063		273	0	(9)
	05/2016		$37	MXN	645	0	0
CBK	05/2016	KRW	115,380		$95	0	(6)
	05/2016	SGD	690		493	0	(19)
DUB	05/2016	THB	9,973		280	0	(3)
GLM	04/2016	BRL	1,211		303	0	(34)
	04/2016		$340	BRL	1,211	0	(3)
	04/2016		1,419	GBP	992	6	0
	05/2016	GBP	669		$955	0	(6)
HUS	04/2016	BRL	887		249	3	0
	04/2016		$246	BRL	887	1	0
	04/2016		154	JPY	17,300	0	0
	05/2016	BRL	887		$244	0	0
	05/2016	JPY	17,300		154	0	0
	05/2016	KRW	135,501		113	0	(5)
	05/2016		$195	CNH	1,270	1	0
	05/2016		137	KRW	161,455	4	0
	05/2016		82	MYR	335	4	0
	05/2016		142	SGD	194	2	0
	05/2016		81	THB	2,829	0	(1)
	05/2016		107	TWD	3,474	1	0
	10/2016	CNH	582		$89	0	0
MSB	04/2016	EUR	1,889		2,073	0	(77)
RBC	04/2016		$432	JPY	48,100	0	(4)
SCX	04/2016	GBP	992		$1,381	0	(44)
	05/2016	KRW	328,118		271	0	(15)
SOG	04/2016		$85	AUD	111	0	0
UAG	04/2016	EUR	76		$83	0	(3)
	04/2016		$2,197	EUR	1,965	39	0
	05/2016	EUR	1,852		$2,076	0	(34)
	10/2016	CNH	2,980		456	0	0

Total Forward Foreign Currency Contracts						$66	$(323)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BPS	Call - OTC USD versus CNH	CNH	6.615	08/18/2016	$558	$12	$7

Total Purchased Options						$12	$7

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	1.450%	04/20/2016		$300	$(1)	$0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016		100	0	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700	04/20/2016		100	0	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.900	05/18/2016		100	0	0
BPS	Put - OTC CDX.IG-25 5-Year Index	Sell	1.300	04/20/2016		300	(1)	0
	Call - OTC iTraxx Europe 24 5-Year Index	Buy	0.800	05/18/2016	EUR	300	0	(2)
	Put - OTC iTraxx Europe 24 5-Year Index	Sell	1.400	05/18/2016		300	(1)	0
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	1.350	04/20/2016		$300	(1)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.500	04/20/2016		100	0	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016		100	0	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.200	05/18/2016		1,700	(3)	(1)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700	05/18/2016		100	0	0
	Call - OTC iTraxx Europe 24 5-Year Index	Buy	0.800	05/18/2016	EUR	200	0	(1)
	Put - OTC iTraxx Europe 24 5-Year Index	Sell	1.400	05/18/2016		200	0	0
	Put - OTC iTraxx Europe 24 5-Year Index	Sell	1.600	05/18/2016		200	(1)	0
	Put - OTC iTraxx Europe 24 5-Year Index	Sell	1.700	05/18/2016		200	(1)	0
	Put - OTC iTraxx Europe 24 5-Year Index	Sell	1.800	05/18/2016		200	(1)	0
	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.600	06/15/2016		200	0	0
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.000	06/15/2016		200	0	0
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	1.500	04/20/2016		$300	(1)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016		200	0	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700	05/18/2016		100	0	0
GST	Put - OTC CDX.IG-25 5-Year Index	Sell	1.800	05/18/2016		200	(1)	0
	Put - OTC iTraxx Europe 24 5-Year Index	Sell	1.400	04/20/2016	EUR	200	(1)	0
	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.600	06/15/2016		400	0	0
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.000	06/15/2016		400	(1)	(1)

							$(14)	$(5)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Call - OTC USD versus CNH	CNH	6.985	08/18/2016	$558	$(7)	$(3)
	Put - OTC USD versus JPY	JPY	116.800	04/27/2016	1,100	(7)	(44)
	Call - OTC USD versus JPY		124.800	04/27/2016	1,100	(8)	0

						$(22)	$(47)

Total Written Options						$(36)	$(52)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Venezuela Government International Bond	5.000%	06/20/2020	59.459%	$1,000	$(561)	$(76)	$0	$(637)
BRC	Colombia Government International Bond	1.000	06/20/2020	1.711	400	(11)	0	0	(11)
CBK	Freeport-McMoRan, Inc.	1.000	09/20/2020	10.487	400	(76)	(53)	0	(129)
	Turkey Government International Bond	1.000	03/20/2020	2.073	1,000	(46)	6	0	(40)
HUS	Colombia Government International Bond	1.000	03/20/2020	1.633	100	(3)	1	0	(2)
NGF	Saudi Arabia Government International Bond	1.000	06/20/2021	1.502	100	(3)	0	0	(3)

						$(700)	$(122)	$0	$(822)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation	Asset	Liability
CBK	MCDX-25 5-Year Index	1.000%	12/20/2020	$200	$0	$1	$1	$0

Total Swap Agreements					$(700)	$(121)	$1	$(822)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	Securities with an aggregate market value of $944 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$1,082	$0	$1,082
Corporate Bonds & Notes
Banking & Finance	126	11,235	0	11,361
Industrials	0	6,626	0	6,626
Utilities	0	4,130	0	4,130
Municipal Bonds & Notes
Illinois	0	100	0	100
Iowa	0	181	0	181
New Jersey	0	180	0	180
Ohio	0	774	0	774
Texas	0	355	0	355
U.S. Government Agencies	0	2,412	0	2,412
U.S. Treasury Obligations	0	200	0	200
Non-Agency Mortgage-Backed Securities	0	663	0	663
Asset-Backed Securities	0	1,213	0	1,213
Sovereign Issues	0	4,295	0	4,295
Preferred Securities
Utilities	3	0	0	3
Short-Term Instruments
Repurchase Agreements	0	246	0	246
Short-Term Notes	0	1,800	0	1,800
U.S. Treasury Bills	0	2,544	0	2,544

Total Investments	$129	$38,036	$0	$38,165

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(299)	$0	$(299)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	15	13	0	28
Over the counter	0	74	0	74
	$15	$87	$0	$102

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(6)	(15)	0	(21)
Over the counter	0	(1,197)	0	(1,197)

	$(6)	$(1,212)	$0	$(1,218)

Totals	$138	$36,612	$0	$36,750

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund

March 31, 2016 (Unaudited)

,	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 105.9%
CORPORATE BONDS & NOTES 79.1%
BANKING & FINANCE 35.8%
Abbey National Treasury Services PLC
1.475% due 08/24/2018	$9,000	$8,936
2.112% due 03/14/2019	11,200	11,261
American Express Credit Corp.
1.108% due 08/15/2019	42,719	41,886
1.682% due 09/14/2020	2,700	2,686
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.750% due 01/18/2017	4,500	4,630
Banco Santander Chile
1.517% due 04/11/2017	16,600	16,496
2.511% due 06/07/2018	2,000	1,996
Bank of America Corp.
1.239% due 08/25/2017	32,000	31,882
1.662% due 01/15/2019	13,783	13,721
2.000% due 01/11/2018	3,000	3,014
6.500% due 08/01/2016	20,000	20,346
6.875% due 04/25/2018	5,200	5,713
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.045% due 03/10/2017	8,700	8,686
1.186% due 03/05/2018	19,000	18,896
1.200% due 03/10/2017	6,700	6,690
1.652% due 09/14/2018	14,900	14,927
BB&T Corp.
1.337% due 01/15/2020	10,000	9,872
BBVA Banco Continental S.A.
2.250% due 07/29/2016	1,400	1,402
BPCE S.A.
1.235% due 06/23/2017	5,270	5,272
1.272% due 06/17/2017	35,650	35,602
Citigroup, Inc.
1.498% due 07/30/2018	15,000	14,948
1.929% due 10/26/2020	10,200	10,179
2.009% due 03/30/2021	27,000	27,098
5.850% due 08/02/2016	19,000	19,300
Commerzbank Finance & Covered Bond S.A.
0.377% due 03/20/2017	4,100	4,036
Credit Agricole S.A.
1.177% due 06/12/2017	13,500	13,475
1.422% due 04/15/2019	14,350	14,204
1.605% due 06/10/2020	12,500	12,377
Credit Suisse AG
1.125% due 05/26/2017	7,000	6,982
1.308% due 01/29/2018	29,200	29,047
DBS Group Holdings Ltd.
1.121% due 07/16/2019	17,200	17,196
Denali International LLC/Denali Finance Corp.
5.625% due 10/15/2020	4,700	4,970
Eksportfinans ASA
2.375% due 05/25/2016	15,880	15,898
5.500% due 05/25/2016	12,690	12,763
5.500% due 06/26/2017	13,900	14,490
Ford Motor Credit Co. LLC
1.154% due 09/08/2017	19,100	18,863
1.462% due 03/12/2019	14,700	14,345
1.534% due 06/15/2018	12,300	12,129
1.549% due 11/04/2019	830	801
1.557% due 01/09/2018	32,900	32,526
2.200% due 01/08/2019	4,000	3,996
3.000% due 06/12/2017	4,000	4,054
General Motors Financial Co., Inc.
1.977% due 04/10/2018	18,250	18,089
2.182% due 01/15/2020 (c)	23,100	22,293
2.625% due 07/10/2017	8,900	8,958
2.682% due 01/15/2019	16,500	16,423
3.000% due 09/25/2017	1,800	1,817
4.750% due 08/15/2017	12,425	12,831
Goldman Sachs Group, Inc.
1.779% due 04/23/2020 (e)	65,970	65,599
1.834% due 09/15/2020	23,000	22,856
2.236% due 11/29/2023	6,400	6,388
HCP, Inc.
6.300% due 09/15/2016	8,800	8,980

HSBC Finance Corp.
1.065% due 06/01/2016 (e)	49,258	49,246
HSBC Holdings PLC
2.874% due 03/08/2021	6,000	6,143
HSBC USA, Inc.
1.082% due 03/03/2017	1,500	1,498
1.228% due 11/13/2019	3,000	2,931
Hypothekenbank Frankfurt AG
0.377% due 09/20/2017	3,200	3,125
Hyundai Capital Services, Inc.
1.439% due 03/18/2017	22,900	22,903
ICICI Bank Ltd.
4.750% due 11/25/2016	4,400	4,488
Industrial Bank of Korea
3.750% due 09/29/2016	1,390	1,408
ING Bank NV
2.000% due 11/26/2018	9,000	9,031
International Lease Finance Corp.
5.750% due 05/15/2016	1,150	1,153
6.750% due 09/01/2016	2,600	2,642
Intesa Sanpaolo SpA
2.375% due 01/13/2017	10,500	10,548
JPMorgan Chase & Co.
1.145% due 03/01/2018	11,000	10,902
1.169% due 04/25/2018 (e)	14,600	14,552
1.519% due 01/25/2018	13,250	13,295
2.115% due 03/01/2021	7,800	7,924
KEB Hana Bank
1.746% due 11/09/2016	11,200	11,233
3.125% due 06/26/2017	4,800	4,898
Kookmin Bank
1.382% due 03/14/2017	18,500	18,488
1.867% due 10/11/2016	6,400	6,417
Landwirtschaftliche Rentenbank
0.746% due 12/05/2018	1,600	1,597
LeasePlan Corp. NV
2.875% due 01/22/2019	21,800	21,740
3.000% due 10/23/2017	24,180	24,388
Lloyds Bank PLC
1.168% due 05/14/2018	23,000	22,849
1.621% due 01/22/2019	10,000	9,996
Macquarie Bank Ltd.
1.600% due 10/27/2017	1,200	1,196
1.738% due 07/29/2020 (e)	51,500	50,900
5.000% due 02/22/2017	10,383	10,713
Macquarie Group Ltd.
1.616% due 01/31/2017	12,000	11,999
7.625% due 08/13/2019	2,000	2,288
Mitsubishi UFJ Trust & Banking Corp.
1.600% due 10/16/2017	2,858	2,839
Mizuho Bank Ltd.
1.050% due 04/16/2017	3,300	3,288
1.080% due 09/25/2017	16,600	16,617
1.270% due 03/26/2018	15,400	15,328
1.814% due 10/20/2018	17,150	17,206
Morgan Stanley
1.996% due 02/01/2019	7,500	7,574
3.800% due 04/29/2016	4,000	4,008
5.750% due 10/18/2016	2,500	2,562
6.250% due 08/28/2017	7,800	8,291
6.625% due 04/01/2018	4,000	4,373
MUFG Americas Holdings Corp.
1.190% due 02/09/2018	9,000	8,944
Murray Street Investment Trust
4.647% due 03/09/2017	420	433
National Bank of Canada
2.200% due 10/19/2016	9,992	10,063
Nomura Holdings, Inc.
2.000% due 09/13/2016	29,653	29,745
QNB Finance Ltd.
1.868% due 10/31/2016	1,000	1,003
RCI Banque S.A.
4.600% due 04/12/2016	21,333	21,351
Santander Bank N.A.
1.551% due 01/12/2018	14,700	14,571
Santander Holdings USA, Inc.
4.625% due 04/19/2016	2,000	2,003
Shinhan Bank
1.270% due 04/08/2017	41,400	41,352
SpareBank Boligkreditt A/S
2.625% due 05/27/2016	2,050	2,055
Standard Chartered PLC
0.974% due 09/08/2017	11,000	10,901

Sumitomo Mitsui Banking Corp.
1.450% due 07/19/2016	1,818	1,821
Sumitomo Mitsui Financial Group, Inc.
2.316% due 03/09/2021	4,000	4,040
Suncorp-Metway Ltd.
1.330% due 03/28/2017	5,000	5,001
Synchrony Financial
1.849% due 02/03/2020	12,000	11,606
Toyota Motor Credit Corp.
1.010% due 01/17/2019	7,550	7,493
UBS AG
1.258% due 08/14/2019 (e)	35,000	34,721
1.330% due 03/26/2018	12,200	12,184
UBS Group Funding Jersey Ltd.
2.443% due 04/14/2021 (a)	14,700	14,717
Ventas Realty LP
1.250% due 04/17/2017	3,800	3,785
1.550% due 09/26/2016	550	551
Wells Fargo & Co.
1.081% due 04/22/2019	20,000	19,776
Wells Fargo Bank N.A.
1.175% due 09/07/2017	30,000	30,034
1.358% due 01/22/2018	27,000	27,087
Welltower, Inc.
6.200% due 06/01/2016	1,400	1,411
Weyerhaeuser Co.
6.950% due 08/01/2017	600	637

		1,511,687

INDUSTRIALS 29.8%
Actavis Funding SCS
1.510% due 09/01/2016	16,460	16,477
1.712% due 03/12/2018	30,925	31,104
1.850% due 03/01/2017	1,300	1,307
1.887% due 03/12/2020	28,220	28,135
Actavis, Inc.
1.875% due 10/01/2017	3,000	3,014
Allergan, Inc.
5.750% due 04/01/2016	4,000	4,000
America Movil S.A.B. de C.V.
1.632% due 09/12/2016	26,625	26,616
Amgen, Inc.
0.998% due 05/22/2017 (e)	64,200	64,063
1.218% due 05/22/2019	1,000	992
2.300% due 06/15/2016	1,141	1,144
Anglo American Capital PLC
1.572% due 04/15/2016	2,300	2,292
Anheuser-Busch InBev Finance, Inc.
1.879% due 02/01/2021	33,300	33,995
Apple, Inc.
1.438% due 02/22/2019	6,000	6,056
Aviation Capital Group Corp.
3.875% due 09/27/2016	5,460	5,494
4.625% due 01/31/2018	5,282	5,407
BAT International Finance PLC
1.144% due 06/15/2018 (e)	12,780	12,696
Baxalta, Inc.
1.404% due 06/22/2018	10,300	10,097
Becton Dickinson and Co.
1.084% due 06/15/2016	46,500	46,505
BMW U.S. Capital LLC
0.973% due 06/02/2017	19,000	18,945
Cameron International Corp.
1.150% due 12/15/2016	5,525	5,524
Cheung Kong Infrastructure Finance BVI Ltd.
1.323% due 06/20/2017	8,300	8,273
Chevron Corp.
1.128% due 11/16/2018	9,060	9,013
CNOOC Finance Ltd.
1.125% due 05/09/2016	3,585	3,584
ConAgra Foods, Inc.
0.994% due 07/21/2016	41,485	41,457
ConocoPhillips Co.
1.517% due 05/15/2022	6,100	5,603
Continental Airlines Pass-Through Trust
9.000% due 01/08/2018	8,658	8,854
Cox Communications, Inc.
5.875% due 12/01/2016	8,725	8,977
Daimler Finance North America LLC
0.933% due 03/02/2017	835	832
0.956% due 08/01/2017	9,150	9,097
0.985% due 03/10/2017	33,775	33,631
1.053% due 03/02/2018	3,375	3,339

1.296% due 08/01/2016	3,200	3,202
1.329% due 08/03/2017	6,200	6,200
1.476% due 08/01/2018	6,800	6,779
1.650% due 03/02/2018	7,500	7,512
1.875% due 01/11/2018	3,781	3,802
2.375% due 08/01/2018	5,609	5,702
Deutsche Telekom International Finance BV
2.250% due 03/06/2017	1,300	1,312
eBay, Inc.
0.821% due 07/28/2017	2,510	2,485
1.096% due 08/01/2019	11,183	10,856
1.350% due 07/15/2017	20,702	20,667
El Paso Natural Gas Co. LLC
5.950% due 04/15/2017	9,200	9,470
EMD Finance LLC
0.992% due 03/17/2017	4,450	4,435
Enbridge, Inc.
1.083% due 06/02/2017	6,500	6,231
Experian Finance PLC
2.375% due 06/15/2017	2,700	2,698
Exxon Mobil Corp.
1.232% due 02/28/2018 (e)	27,800	27,892
Glencore Funding LLC
1.700% due 05/27/2016	14,875	14,860
1.796% due 05/27/2016	1,025	1,022
Hewlett Packard Enterprise Co.
2.369% due 10/05/2017	14,800	14,828
2.559% due 10/05/2018	15,300	15,329
Hutchison Whampoa International Ltd.
3.500% due 01/13/2017	2,450	2,489
Imperial Tobacco Finance PLC
2.050% due 02/11/2018	9,900	9,934
2.050% due 07/20/2018	1,500	1,505
Kia Motors Corp.
3.625% due 06/14/2016	18,685	18,755
Kinder Morgan Energy Partners LP
6.000% due 02/01/2017	8,475	8,728
Kinder Morgan, Inc.
2.000% due 12/01/2017	3,000	2,969
7.000% due 06/15/2017	9,421	9,888
Korea National Oil Corp.
3.125% due 04/03/2017	5,000	5,086
4.000% due 10/27/2016	24,600	25,007
Lafarge S.A.
6.500% due 07/15/2016	17,846	18,113
Lowe’s Cos., Inc.
1.055% due 09/10/2019	13,599	13,583
1.232% due 09/14/2018	3,500	3,522
Medtronic, Inc.
1.434% due 03/15/2020	22,000	21,956
Mylan, Inc.
1.350% due 11/29/2016	5,885	5,846
1.800% due 06/24/2016	20,755	20,771
Nabors Industries, Inc.
2.350% due 09/15/2016	11,450	11,407
NBCUniversal Enterprise, Inc.
1.307% due 04/15/2018 (e)	27,285	27,253
Nissan Motor Acceptance Corp.
1.182% due 03/03/2017	7,575	7,579
1.330% due 09/26/2016	32,775	32,811
1.646% due 03/08/2019	5,900	5,904
1.950% due 09/12/2017	10,100	10,141
Occidental Petroleum Corp.
1.750% due 02/15/2017	13,443	13,472
Oracle Corp.
1.130% due 10/08/2019	17,800	17,804
Penske Truck Leasing Co. LP
3.750% due 05/11/2017	5,352	5,456
Phillips 66
2.950% due 05/01/2017	5,000	5,093
Pioneer Natural Resources Co.
5.875% due 07/15/2016	21,631	21,849
QUALCOMM, Inc.
1.168% due 05/20/2020	10,000	9,741
Roche Holdings, Inc.
0.969% due 09/30/2019	24,600	24,347
SABMiller Holdings, Inc.
1.306% due 08/01/2018	11,395	11,345
2.450% due 01/15/2017	9,350	9,437
SBA Tower Trust
2.933% due 12/15/2042	5,600	5,579
5.101% due 04/15/2042	5,000	5,052
Schlumberger Norge A/S
1.950% due 09/14/2016	7,000	7,017

SK Broadband Co. Ltd.
2.875% due 10/29/2018	2,220	2,265
Southern Natural Gas Co. LLC
5.900% due 04/01/2017	4,164	4,296
Statoil ASA
0.820% due 11/09/2017	23,150	22,871
0.908% due 05/15/2018	5,200	5,136
Sutter Health
1.090% due 08/15/2053	1,600	1,590
Telefonica Emisiones S.A.U.
1.275% due 06/23/2017	31,750	31,620
6.421% due 06/20/2016	11,457	11,581
Tennessee Gas Pipeline Co. LLC
7.500% due 04/01/2017	4,700	4,846
Teva Pharmaceutical Finance Co. BV
2.400% due 11/10/2016	4,480	4,509
Thermo Fisher Scientific, Inc.
2.250% due 08/15/2016	7,500	7,542
Time Warner Cable, Inc.
5.850% due 05/01/2017	4,500	4,692
Transcontinental Gas Pipe Line Co. LLC
6.400% due 04/15/2016	4,000	4,001
Tyson Foods, Inc.
6.600% due 04/01/2016	8,105	8,105
UAL Pass-Through Trust
9.750% due 07/15/2018	5,870	6,172
10.400% due 05/01/2018	2,185	2,272
Viacom, Inc.
6.250% due 04/30/2016	4,406	4,423
Volkswagen Group of America Finance LLC
0.898% due 11/22/2016	3,000	2,975
0.988% due 05/23/2017	9,400	9,292
1.058% due 11/20/2017	23,100	22,670
1.088% due 05/22/2018	32,700	31,870
Volkswagen International Finance NV
1.058% due 11/18/2016	7,000	6,967
Walgreens Boots Alliance, Inc.
1.068% due 05/18/2016	24,600	24,604
Wesfarmers Ltd.
2.983% due 05/18/2016	2,500	2,506
Wm Wrigley Jr Co.
1.400% due 10/21/2016	1,910	1,914
Wm Wrigley Jr. Co.
1.400% due 10/21/2016	1,300	1,303
Woolworths Ltd.
3.150% due 04/12/2016	1,296	1,297
Zimmer Biomet Holdings, Inc.
1.450% due 04/01/2017	5,215	5,215

		1,257,778

UTILITIES 13.5%
American Electric Power Co., Inc.
1.650% due 12/15/2017	1,000	994
AT&T, Inc.
1.546% due 11/27/2018	4,900	4,874
1.559% due 06/30/2020	13,185	13,059
BellSouth Corp.
4.821% due 04/26/2021	63,950	64,111
BG Energy Capital PLC
2.875% due 10/15/2016	15,500	15,569
BP Capital Markets PLC
1.040% due 11/07/2016	5,445	5,441
1.043% due 02/13/2018	5,600	5,517
1.131% due 05/10/2018	2,277	2,249
1.161% due 05/10/2019	8,830	8,482
1.260% due 09/26/2018	44,584	43,868
2.248% due 11/01/2016	2,000	2,016
British Telecommunications PLC
1.625% due 06/28/2016	400	401
ConocoPhillips Canada Funding Co.
5.625% due 10/15/2016	7,185	7,354
Dayton Power & Light Co.
1.875% due 09/15/2016	23,879	23,980
Dominion Resources, Inc.
1.400% due 09/15/2017	1,200	1,195
1.950% due 08/15/2016	7,940	7,966
2.125% due 02/15/2018	20,000	20,023
DTE Energy Co.
6.350% due 06/01/2016	18,915	19,070
Duke Energy Corp.
1.009% due 04/03/2017	8,505	8,449
Electricite de France S.A.
1.084% due 01/20/2017	35,700	35,638

Enel Finance International NV
6.250% due 09/15/2017	7,000	7,472
Entergy Corp.
4.700% due 01/15/2017	2,229	2,270
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	2,200	2,302
Korea Hydro & Nuclear Power Co. Ltd.
1.398% due 05/22/2017	17,400	17,388
KT Corp.
1.750% due 04/22/2017	17,800	17,819
Laclede Group, Inc.
1.368% due 08/15/2017	18,800	18,730
Monongahela Power Co.
5.700% due 03/15/2017	1,850	1,920
NextEra Energy Capital Holdings, Inc.
2.056% due 09/01/2017	22,000	22,128
Ooredoo International Finance Ltd.
3.375% due 10/14/2016	17,550	17,753
Orange S.A.
2.750% due 09/14/2016	2,700	2,720
Petrobras Global Finance BV
2.000% due 05/20/2016	1,000	999
2.238% due 05/20/2016	14,570	14,555
Petroleos Mexicanos
5.750% due 03/01/2018	950	1,002
Plains All American Pipeline LP
5.875% due 08/15/2016	2,100	2,110
PPL WEM Ltd.
3.900% due 05/01/2016	23,200	23,239
Public Service Co. of Oklahoma
6.150% due 08/01/2016	874	886
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.832% due 09/30/2016	108	110
Shell International Finance BV
1.071% due 05/11/2020	16,200	15,740
Sinopec Group Overseas Development Ltd.
1.397% due 04/10/2017	27,700	27,651
Verizon Communications, Inc.
1.412% due 06/17/2019	45,775	45,688
2.382% due 09/14/2018	39,273	40,183

		572,921

Total Corporate Bonds & Notes (Cost $3,353,903)		3,342,386

MUNICIPAL BONDS & NOTES 0.4%
ARKANSAS 0.0%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.529% due 11/25/2043	906	889

CALIFORNIA 0.3%
California Earthquake Authority Revenue Notes, Series 2014
1.824% due 07/01/2017	8,000	8,074
University of California Revenue Bonds, Series 2011
0.938% due 07/01/2041	4,000	3,999

		12,073

TEXAS 0.1%
Texas State General Obligation Notes, Series 2013
0.839% due 06/01/2018	2,400	2,401
Texas State General Obligation Notes, Series 2014
0.839% due 06/01/2019	2,000	2,002

		4,403

Total Municipal Bonds & Notes (Cost $17,304)		17,365

U.S. GOVERNMENT AGENCIES 3.0%
Fannie Mae
0.683% due 05/25/2037	173	173
0.763% due 02/25/2037	325	325
0.783% due 11/25/2036	506	508
0.833% due 06/25/2026	435	439
0.840% due 04/18/2028 - 09/18/2031	2,157	2,163
0.843% due 09/25/2035	940	940
0.853% due 03/25/2037	806	809
0.883% due 05/25/2017 - 06/25/2042	1,499	1,509
0.933% due 06/25/2031 - 12/25/2040	817	819
0.940% due 05/18/2032	368	372
0.983% due 09/25/2041	3,088	3,098
0.990% due 03/18/2032	260	264

1.113% due 12/25/2037 - 02/25/2041	2,425	2,450
1.125% due 01/01/2021	3,205	3,219
1.133% due 05/25/2037	275	277
1.183% due 03/25/2037 - 02/25/2040	591	599
1.283% due 07/25/2038	388	393
FDIC Structured Sale Guaranteed Notes
0.928% due 11/29/2037	559	558
Freddie Mac
0.676% due 05/15/2036	1	1
0.686% due 11/15/2036	12	12
0.756% due 02/15/2037	2,224	2,230
0.856% due 04/15/2041	788	793
0.936% due 07/15/2039	295	298
Ginnie Mae
0.925% due 03/20/2065	10,126	10,119
0.975% due 04/20/2062	5,999	5,952
1.125% due 02/20/2062 - 10/20/2065	36,652	36,646
1.175% due 12/20/2065	8,000	7,883
1.345% due 07/20/2065	8,000	7,963
1.432% due 01/20/2066	7,602	7,609
1.475% due 02/20/2062 - 02/20/2066	25,054	25,191
6.000% due 12/15/2033	36	42
6.500% due 11/15/2033 - 09/15/2034	37	43
7.000% due 01/15/2024 - 07/15/2032	246	260
7.500% due 07/15/2024 - 06/15/2028	202	216
10.000% due 08/15/2016 - 04/15/2025	19	19
NCUA Guaranteed Notes
0.792% due 12/07/2020	1,165	1,163
0.998% due 12/08/2020	2,986	2,992

Total U.S. Government Agencies (Cost $128,435)		128,347

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.7%
American Home Mortgage Investment Trust
1.013% due 02/25/2045	134	131
Asset Securitization Corp.
6.930% due 02/14/2043	4,595	4,767
BAMLL Commercial Mortgage Securities Trust
1.777% due 12/15/2029	12,000	11,989
1.836% due 12/15/2031	10,000	9,974
Banc of America Commercial Mortgage Trust
5.415% due 09/10/2047	9,017	9,136
Banc of America Mortgage Trust
3.077% due 03/25/2034	350	348
Barclays Commercial Mortgage Securities Trust
1.546% due 02/15/2028	23,611	23,273
Bear Stearns Adjustable Rate Mortgage Trust
2.577% due 08/25/2033	1,723	1,708
Bear Stearns Commercial Mortgage Securities Trust
5.317% due 02/11/2044	4,762	4,868
5.537% due 10/12/2041	7,382	7,442
BNPP Mortgage Securities LLC Trust
6.000% due 08/27/2037	143	146
Carefree Portfolio Trust
1.756% due 11/15/2019	18,000	17,949
Citigroup Commercial Mortgage Trust
1.717% due 07/15/2027	4,100	4,046
6.085% due 03/15/2049	899	897
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049	6,887	7,051
COBALT Commercial Mortgage Trust
5.484% due 04/15/2047	3,750	3,840
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039	4,668	4,743
5.311% due 12/15/2039	8,710	8,767
6.143% due 06/15/2038	240	240
Hilton USA Trust
1.441% due 11/05/2030	997	994
Hyatt Hotel Portfolio Trust
1.686% due 11/15/2029	7,800	7,737
JPMorgan Chase Commercial Mortgage Securities Trust
1.416% due 07/15/2031	7,456	7,423
5.420% due 01/15/2049	3,605	3,679
5.440% due 06/12/2047	10,755	10,946
5.682% due 02/12/2049	832	842
5.743% due 06/15/2049	658	666
5.794% due 02/12/2051	2,209	2,296
5.814% due 06/12/2043	1,424	1,423
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	1,880	1,913
5.430% due 02/15/2040	2,677	2,734
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.136% due 11/15/2031	1,839	1,713

Merrill Lynch Mortgage Investors Trust
6.720% due 11/15/2026	171	172
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.166% due 12/12/2049	2,994	3,038
Morgan Stanley Capital Trust
0.586% due 07/12/2044	8,694	8,688
1.085% due 03/15/2045	245	245
5.328% due 11/12/2041	8,113	8,152
5.439% due 02/12/2044	43	43
5.610% due 04/15/2049	67	67
Morgan Stanley Re-REMIC Trust
5.794% due 08/12/2045	1,829	1,873
RBSSP Resecuritization Trust
0.936% due 10/26/2036	398	387
2.350% due 12/26/2036	366	367
Selkirk Ltd.
1.860% due 12/20/2041	3,168	3,155
UBS-Citigroup Commercial Mortgage Trust
1.524% due 01/10/2045	453	453
Wachovia Bank Commercial Mortgage Trust
0.591% due 10/15/2048	11,747	11,660
0.616% due 06/15/2049	900	882
0.651% due 04/15/2047	33,100	32,234
5.749% due 07/15/2045	1,411	1,416
WaMu Commercial Mortgage Securities Trust
5.462% due 03/23/2045	3,488	3,525
Wells Fargo-RBS Commercial Mortgage Trust
1.456% due 11/15/2044	69	69

Total Non-Agency Mortgage-Backed Securities (Cost $243,480)		240,107

ASSET-BACKED SECURITIES 7.1%
ACAS CLO Ltd.
0.854% due 04/20/2021	2,811	2,792
Aimco CLO
0.868% due 08/20/2020	580	577
Aircraft Lease Securitisation Ltd.
0.701% due 05/10/2032	617	610
AmeriCredit Automobile Receivables Trust
0.758% due 04/09/2018	2,420	2,419
Apidos Cinco CDO Ltd.
0.848% due 05/14/2020	746	744
ARES CLO Ltd.
1.259% due 11/25/2020	3,920	3,860
Atrium CDO Corp.
1.421% due 11/16/2022	5,395	5,372
Babson CLO Ltd.
1.858% due 05/15/2023	8,800	8,796
Carlyle Global Market Strategies CLO Ltd.
1.854% due 04/20/2022	9,000	8,963
1.956% due 07/27/2026	22,000	22,246
Cavalry CLO Ltd.
1.990% due 01/16/2024	7,200	7,179
Chancelight, Inc.
1.163% due 04/25/2039	2,520	2,469
CIFC Funding Ltd.
1.587% due 01/19/2023	3,086	3,087
1.986% due 12/05/2024	8,600	8,542
COA Summit CLO Ltd.
1.974% due 04/20/2023	2,040	2,042
Cornerstone CLO Ltd.
0.842% due 07/15/2021	1,104	1,095
Dell Equipment Finance Trust
1.328% due 12/22/2017	7,300	7,301
Drug Royalty LP
3.139% due 07/15/2023	2,456	2,485
Dryden Leveraged Loan CDO
0.864% due 10/20/2020	547	544
Dryden Senior Loan Fund
1.792% due 01/15/2022	7,019	6,981
Exeter Automobile Receivables Trust
1.060% due 08/15/2018	2,963	2,958
Flagship CLO
0.853% due 09/20/2019	144	143
Ford Credit Auto Lease Trust
1.040% due 05/15/2018	5,000	4,996
Fortress Credit Investments Ltd.
1.870% due 07/17/2023	7,652	7,610
Four Corners CLO Ltd.
0.889% due 01/26/2020	1,233	1,218
Fraser Sullivan CLO Ltd.
1.699% due 04/20/2023	6,117	6,115
Galaxy CLO Ltd.
1.908% due 08/20/2022	893	894

Golden Knight CDO Ltd.
0.862% due 04/15/2019	503	503
GoldenTree Loan Opportunities Ltd.
1.315% due 10/18/2021	528	526
Gulf Stream Sextant CLO Ltd.
0.864% due 06/17/2021	235	235
Inwood Park CDO Ltd.
0.849% due 01/20/2021	4,556	4,554
Kingsland Ltd.
0.840% due 08/24/2021	10,961	10,814
Landmark CLO Ltd.
0.860% due 10/19/2020	2,314	2,298
LCM LP
1.581% due 04/15/2022	17,484	17,363
1.881% due 10/19/2022	8,000	7,879
Madison Park Funding Ltd.
1.908% due 08/15/2022	10,600	10,593
MT Wilson CLO Ltd.
0.847% due 07/11/2020	206	206
Nelnet Student Loan Trust
0.744% due 12/24/2035	7,400	6,944
Northstar Education Finance, Inc.
1.133% due 12/26/2031	2,814	2,726
Ocean Trails CLO
0.871% due 10/12/2020	1,108	1,095
Octagon Investment Partners Ltd.
1.574% due 05/05/2023	13,479	13,481
OHA Credit Partners Ltd.
1.838% due 05/15/2023	21,130	21,027
OZLM Funding Ltd.
2.096% due 10/30/2023	2,200	2,201
Panhandle-Plains Higher Education Authority, Inc.
1.125% due 07/01/2021	1,353	1,350
1.755% due 10/01/2035	1,268	1,268
SLM Private Education Loan Trust
1.186% due 10/16/2023	752	751
SLM Student Loan Trust
1.019% due 04/25/2023	3,571	3,565
1.133% due 01/25/2029	5,755	5,483
2.119% due 04/25/2023	910	901
Stone Tower CLO Ltd.
0.840% due 04/17/2021	1,320	1,311
Structured Asset Investment Loan Trust
1.433% due 11/25/2033	1,640	1,491
Symphony CLO LP
1.717% due 01/09/2023	8,943	8,902
Symphony CLO Ltd.
1.586% due 07/23/2023	18,400	18,401
1.871% due 07/28/2021	1,641	1,642
Voya CLO Ltd.
0.870% due 12/13/2020	504	502
1.922% due 10/15/2022	19,500	19,457
1.942% due 10/15/2022	9,800	9,791
WG Horizons CLO
0.896% due 05/24/2019	132	131

Total Asset-Backed Securities (Cost $300,355)		299,429

SOVEREIGN ISSUES 3.9%
Development Bank of Japan, Inc.
0.861% due 01/28/2020	27,800	27,295
1.320% due 04/16/2019	2,000	1,993
Export-Import Bank of Korea
1.335% due 11/26/2016	7,000	7,010
1.492% due 09/17/2016	24,600	24,655
Japan Finance Organization for Municipalities
1.268% due 05/22/2017	13,000	13,004
Korea Development Bank
1.246% due 01/22/2017	21,600	21,603
Korea Housing Finance Corp.
3.500% due 12/15/2016	2,019	2,050
Korea Land & Housing Corp.
1.875% due 08/02/2017	2,200	2,208
Mexico Government International Bond
5.625% due 01/15/2017	30,424	31,458

State of North Rhine-Westphalia
0.939% due 05/03/2017	33,000	33,036

Total Sovereign Issues (Cost $164,240)		164,312

SHORT-TERM INSTRUMENTS 6.7%
CERTIFICATES OF DEPOSIT 0.3%
Intesa Sanpaolo SpA
1.997% due 04/11/2016	2,750	2,750
Itau Unibanco Holding S.A.
1.511% due 05/31/2016	7,300	7,302
Sumitomo Mitsui Banking Corp.
0.983% due 05/02/2017	3,600	3,582

		13,634

COMMERCIAL PAPER 3.0%
AutoNation, Inc.
1.300% due 04/19/2016	30,400	30,389
Baxalta, Inc.
1.050% due 04/06/2016	1,000	1,000
Electricite de France S.A.
1.510% due 01/09/2017	22,900	22,681
ENI Finance USA, Inc.
1.280% due 06/02/2016	24,000	23,977
1.280% due 06/03/2016	5,000	4,995
1.350% due 06/10/2016	7,000	6,992
Thermo Fisher Scientific, Inc.
1.700% due 07/08/2016	35,000	34,867

		124,901

REPURCHASE AGREEMENTS (d) 1.9%		81,479

SHORT-TERM NOTES 1.5%
Dominion Resources, Inc.
1.368% due 05/12/2016	$17,100	17,095
Kansas City Southern Co.
1.321% due 10/28/2016	16,365	16,233
Reynolds American, Inc.
3.500% due 08/04/2016	27,740	27,916

		61,244

Total Short-Term Instruments (Cost $281,278)		281,258

Total Investments in Securities (Cost $4,488,995)		4,473,204

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
PIMCO Money Market Fund (b)	1,386,000	1,386

Total Short-Term Instruments (Cost $1,386)		1,386

Total Investments in Affiliates (Cost $1,386)		1,386

Total Investments 105.9% (Cost $4,490,381)		$4,474,590
Other Assets and Liabilities, net (5.9%)		(251,140)

Net Assets 100.0%		$4,223,450

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Institutional Class Shares of each Fund.

(c)	Securities with an aggregate market value of $1,356 were out on loan in exchange for $1,386 of cash collateral as of March 31, 2016.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FAR	0.540%	03/31/2016	04/01/2016	$81,300	Freddie Mac 3.500% due 07/01/2045	$(83,921)	$81,300	$81,301
SSB	0.010	03/31/2016	04/01/2016	179	U.S. Treasury Notes 1.625% due 04/30/2019	(185)	179	179

Total Repurchase Agreements						$(84,106)	$81,479	$81,480

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BPG	0.790%	03/31/2016	04/11/2016	$(71,227)	$(71,229)
FOB	0.900	03/10/2016	04/08/2016	(9,500)	(9,505)
SCX	0.790	03/31/2016	04/12/2016	(23,074)	(23,075)
SOG	0.800	03/24/2016	04/13/2016	(7,277)	(7,278)
	0.870	03/21/2016	04/14/2016	(62,250)	(62,267)
UBS	0.800	03/23/2016	04/05/2016	(47,475)	(47,484)
	0.850	03/28/2016	04/11/2016	(9,340)	(9,341)

Total Reverse Repurchase Agreements					$(230,179)

(2)	The average amount of borrowings outstanding during the period ended March 31, 2016 was $(99,066) at a weighted average interest rate of 0.515%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

(e)	Securities with an aggregate market value of $242,899 have been pledged as collateral under the terms of master agreements as of March 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,511,687	$0	$1,511,687
Industrials	0	1,257,778	0	1,257,778
Utilities	0	572,921	0	572,921
Municipal Bonds & Notes
Arkansas	0	889	0	889
California	0	12,073	0	12,073
Texas	0	4,403	0	4,403
U.S. Government Agencies	0	120,384	7,963	128,347
Non-Agency Mortgage-Backed Securities	0	236,952	3,155	240,107
Asset-Backed Securities	0	298,819	610	299,429
Sovereign Issues	0	164,312	0	164,312
Short-Term Instruments
Certificates of Deposit	0	13,634	0	13,634
Commercial Paper	0	124,901	0	124,901
Repurchase Agreements	0	81,479	0	81,479
Short-Term Notes	0	61,244	0	61,244
	$0	$4,461,476	$11,728	$4,473,204

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	1,386	0	0	1,386

Total Investments	$1,386	$4,461,476	$11,728	$4,474,590

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund

March 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 137.9%
AUSTRALIA 0.5%
SOVEREIGN ISSUES 0.5%
Australia Government International Bond
1.250% due 02/21/2022 (c)	AUD	544	$439

Total Australia (Cost $512)			439

BRAZIL 5.3%
SOVEREIGN ISSUES 5.3%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (b)	BRL	11,200	2,915
0.000% due 01/01/2017 (b)		6,700	1,690

Total Brazil (Cost $4,245)			4,605

CANADA 2.0%
SOVEREIGN ISSUES 2.0%
Canada Government International Bond
1.250% due 12/01/2047 (c)	CAD	1,028	969
1.500% due 12/01/2044 (c)		768	751

Total Canada (Cost $1,910)			1,720

CHILE 3.9%
SOVEREIGN ISSUES 3.9%
Bonos de la Tesoreria de la Republica
3.000% due 01/01/2044	CLP	309,745	601
Bonos del Banco Central de Chile en UF CPI Linked Bond
3.000% due 02/01/2021		903,422	1,469
3.000% due 03/01/2022		774,362	1,278

Total Chile (Cost $4,058)			3,348

COLOMBIA 3.0%
SOVEREIGN ISSUES 3.0%
Colombian TES
3.000% due 03/25/2033 (c)	COP	3,593,558	1,026
3.500% due 03/10/2021 (c)		2,348,577	783
4.250% due 05/17/2017 (c)		2,348,577	805

Total Colombia (Cost $3,961)			2,614

DENMARK 2.3%
SOVEREIGN ISSUES 2.3%
Denmark Government International Bond
0.100% due 11/15/2023 (c)	DKK	12,101	1,950

Total Denmark (Cost $2,189)			1,950

FRANCE 2.9%
SOVEREIGN ISSUES 2.9%
France Government International Bond
0.100% due 07/25/2021 (c)	EUR	200	240
0.250% due 07/25/2018 (c)		307	364
0.250% due 07/25/2024 (c)		10	12
0.700% due 07/25/2030 (c)		198	261
1.800% due 07/25/2040 (c)		564	948
3.500% due 04/25/2020		500	656

Total France (Cost $2,394)			2,481

GERMANY 0.5%
SOVEREIGN ISSUES 0.5%
Republic of Germany
0.100% due 04/15/2026 (c)	EUR	258	322
0.100% due 04/15/2046 (c)		20	27
0.750% due 04/15/2018 (c)		63	74

Total Germany (Cost $401)			423

ISRAEL 0.8%
SOVEREIGN ISSUES 0.8%
Israel Government International Bond
4.000% due 05/30/2036 (c)	ILS	1,636	679

Total Israel (Cost $629)			679

ITALY 6.7%
SOVEREIGN ISSUES 6.7%
Italy Buoni Poliennali Del Tesoro
1.250% due 09/15/2032 (c)	EUR	295	358
1.700% due 09/15/2018 (c)		2,590	3,125
2.100% due 09/15/2021 (c)		1,099	1,409
2.350% due 09/15/2019 (c)		218	273
2.550% due 09/15/2041 (c)		396	589

Total Italy (Cost $5,939)			5,754

JAPAN 8.4%
SOVEREIGN ISSUES 8.4%
Japan Government International Bond
0.100% due 09/10/2024 (c)	JPY	775,320	7,282

Total Japan (Cost $6,808)			7,282

MEXICO 12.6%
SOVEREIGN ISSUES 12.6%
Mexico Government International Bond
2.000% due 06/09/2022 (c)	MXN	25,044	1,398
4.000% due 11/15/2040 (c)		52,706	3,234
4.500% due 12/04/2025 (c)		93,151	6,106
4.500% due 11/22/2035 (c)		490	32
4.750% due 06/14/2018		2,005	117

Total Mexico (Cost $12,085)			10,887

NEW ZEALAND 2.4%
SOVEREIGN ISSUES 2.4%
New Zealand Government International Bond
5.500% due 04/15/2023	NZD	600	494
New Zealand Government International Bond
2.000% due 09/20/2025 (c)		2,275	1,584

Total New Zealand (Cost $2,321)			2,078

SOUTH AFRICA 8.1%
SOVEREIGN ISSUES 8.1%
South Africa Government International Bond
1.875% due 02/28/2033 (c)	ZAR	8,022	533
2.500% due 03/31/2046 (c)		1,592	122
2.500% due 12/31/2050 (c)		2,290	172
7.250% due 01/15/2020		48,500	3,149
8.000% due 01/31/2030		50,700	3,039

Total South Africa (Cost $9,290)			7,015

SOUTH KOREA 1.7%
SOVEREIGN ISSUES 1.7%
Korea Treasury Inflation Linked Bond
1.125% due 06/10/2023	KRW	1,643,130	1,441

Total South Korea (Cost $1,403)			1,441

SPAIN 2.6%
SOVEREIGN ISSUES 2.6%
Spain Government International Bond
0.550% due 11/30/2019 (c)	EUR	493	583
1.000% due 11/30/2030 (c)		98	113
1.800% due 11/30/2024 (c)		1,233	1,562

Total Spain (Cost $2,119)			2,258

SWEDEN 0.6%
SOVEREIGN ISSUES 0.6%
Sweden Government International Bond
0.250% due 06/01/2022 (c)	SEK	3,592	487

Total Sweden (Cost $538)			487

TURKEY 10.6%
SOVEREIGN ISSUES 10.6%
Turkey Government International Bond
2.000% due 09/18/2024 (c)	TRY	2,143	726
2.000% due 04/16/2025 (c)		1,632	551
2.400% due 05/08/2024 (c)		4,064	1,422
3.000% due 07/21/2021 (c)		259	94
3.000% due 08/02/2023 (c)		3,789	1,382
4.000% due 04/01/2020 (c)		13,153	4,930

Total Turkey (Cost $9,328)			9,105

UNITED KINGDOM 8.3%
SOVEREIGN ISSUES 8.3%
United Kingdom Gilt
0.125% due 03/22/2024 (c)(e)	GBP	1,041	1,651
0.125% due 03/22/2044 (c)(e)		844	1,610
0.125% due 03/22/2046 (c)		281	546
0.125% due 03/22/2068 (c)		176	465
0.750% due 03/22/2034 (c)		56	106
1.125% due 11/22/2037 (c)		256	550
1.250% due 11/22/2027 (c)		1,200	2,204

Total United Kingdom (Cost $7,137)			7,132

UNITED STATES 50.9%
U.S. TREASURY OBLIGATIONS 50.9%
U.S. Treasury Bonds
2.500% due 02/15/2045 (h)		$80	78
2.500% due 02/15/2046		1,580	1,541
3.000% due 11/15/2044 (e)		1,330	1,436
3.000% due 05/15/2045 (e)		850	917
3.000% due 11/15/2045		700	756
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016		107	107
0.125% due 04/15/2017		104	106
0.125% due 04/15/2019 (e)		7,077	7,233
0.125% due 01/15/2022 (e)		1,413	1,436
0.125% due 01/15/2023 (e)		2,258	2,280
0.125% due 07/15/2024		798	802
0.375% due 07/15/2023 (e)		1,934	1,995
0.625% due 07/15/2021 (e)		11,037	11,598
0.625% due 01/15/2024		1,218	1,270
0.750% due 02/15/2042 (e)(h)		2,600	2,531
0.750% due 02/15/2045		423	410
1.375% due 02/15/2044		1,001	1,124
2.375% due 01/15/2017 (h)		235	242
2.375% due 01/15/2025		2,313	2,757

2.375% due 01/15/2027 (e)	1,903	2,328
2.500% due 07/15/2016	164	167
2.500% due 01/15/2029	408	514
3.625% due 04/15/2028	73	101
U.S. Treasury Notes
1.625% due 02/15/2026 (e)	2,180	2,149

Total United States (Cost $43,008)		43,878

SHORT-TERM INSTRUMENTS 3.8%
REPURCHASE AGREEMENTS (d) 1.9%		1,617

U.S. TREASURY BILLS 1.9%
0.160% due 04/14/2016 - 04/21/2016 (a)(b)(h)	1,642	1,642

Total Short-Term Instruments (Cost $3,261)		3,259

Total Investments in Securities (Cost $123,536)		118,835

Total Investments 137.9% (Cost $123,536)		$118,835
Financial Derivative Instruments (f)(g) (1.1%) (Cost or Premiums, net $(95))		(936)
Other Assets and Liabilities, net (36.8%)		(31,716)

Net Assets 100.0%		$86,183

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon bond.

(c)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SCX	0.500%	03/29/2016	04/21/2016	GBP	824	United Kingdom Gilt 0.125% due 03/22/2024	$(1,188)	$1,184	$1,184
SSB	0.010	03/31/2016	04/01/2016		$433	U.S. Treasury Notes 1.625% due 04/30/2019	(447)	433	433

Total Repurchase Agreements							$(1,635)	$1,617	$1,617

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BOS	0.450%	10/07/2015	04/07/2016		$(4,313)	$(4,322)
	0.450	12/02/2015	04/07/2016		(11,406)	(11,423)
	0.620	01/12/2016	04/12/2016		(1,247)	(1,248)
BSN	0.550	01/15/2016	04/15/2016		(2,737)	(2,740)
	0.590	02/04/2016	04/05/2016		(375)	(376)
	0.590	02/08/2016	04/08/2016		(533)	(534)
	0.600	02/08/2016	04/08/2016		(610)	(611)
	0.600	02/09/2016	04/11/2016		(4,370)	(4,374)
GRE	0.670	02/18/2016	04/18/2016		(1,903)	(1,905)
SCX	0.590	01/13/2016	04/13/2016		(1,362)	(1,363)
	0.670	03/01/2016	04/21/2016	GBP	(2,229)	(3,203)
	0.680	02/29/2016	04/21/2016		(692)	(995)
SGY	0.000	03/30/2016	04/04/2016		$(787)	(787)

Total Reverse Repurchase Agreements						$(33,881)

(2)	The average amount of borrowings outstanding during the period ended March 31, 2016 was $(37,346) at a weighted average interest rate of 0.411%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

(e)	Securities with an aggregate market value of $34,678 have been pledged as collateral under the terms of master agreements as of March 31, 2016.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2016	6	$(1)	$0	$0
90-Day Eurodollar December Futures	Short	12/2017	6	2	0	(1)
Euro-Bund 10-Year Bond June Futures	Long	06/2016	6	1	1	(2)
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling December Futures	Short	12/2016	93	2	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling December Futures	Long	12/2016	93	(10)	0	0
U.S. Treasury 5-Year Note June Futures	Long	06/2016	6	6	1	0
U.S. Treasury 10-Year Note June Futures	Short	06/2016	13	3	0	(5)
U.S. Treasury 30-Year Bond June Futures	Short	06/2016	33	30	0	(32)

Total Futures Contracts				$33	$2	$(40)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	1.500%	12/16/2017		$3,300	$(52)	$(17)	$0	$(1)
Pay	3-Month USD-LIBOR *	1.250	06/15/2018		3,100	22	23	1	0
Pay	3-Month USD-LIBOR	2.000	12/16/2020		4,400	(196)	(115)	0	(7)
Pay	3-Month USD-LIBOR *	3.000	09/16/2025		1,700	(71)	(66)	0	(3)
Pay	3-Month USD-LIBOR *	2.800	10/28/2025		6,300	(198)	(165)	0	(13)
Pay	3-Month USD-LIBOR *	2.500	02/22/2026		6,600	(103)	(82)	0	(13)
Pay	3-Month USD-LIBOR *	2.400	03/16/2026		2,000	(21)	(14)	0	(4)
Pay	3-Month USD-LIBOR *	2.250	06/15/2026		2,500	(133)	(39)	0	(9)
Pay	3-Month USD-LIBOR	2.750	12/16/2045		600	0	(3)	2	(2)
Pay	3-Month USD-LIBOR *	2.500	06/15/2046		100	(8)	1	0	(1)
Pay	3-Month USD-LIBOR *	2.750	12/14/2046		100	12	13	1	0
Pay	6-Month AUD-BBR-BBSW *	3.250	06/17/2026	AUD	1,400	60	15	9	0
Pay	6-Month EUR-EURIBOR *	0.750	09/21/2026	EUR	800	11	9	0	(1)
Pay	6-Month GBP-LIBOR *	1.000	09/21/2018	GBP	3,200	(15)	(8)	0	(3)
Pay	6-Month GBP-LIBOR	2.088	12/04/2024		500	(50)	(42)	0	(1)
Pay	6-Month GBP-LIBOR *	1.500	09/21/2026		1,580	(6)	(17)	0	(3)
Pay	6-Month GBP-LIBOR *	1.750	03/15/2047		680	(22)	(10)	0	(5)
Pay	28-Day MXN-TIIE	5.910	11/25/2022	MXN	43,600	39	(21)	4	0
Pay	28-Day MXN-TIIE	6.710	09/20/2029		300	1	1	0	0

						$(730)	$(537)	$17	$(66)

Total Swap Agreements						$(730)	$(537)	$17	$(66)

*	This security has a forward starting effective date.

Cash of $1,038 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	05/2016	INR	8,389		$120	$0	$(6)
BOA	04/2016	AUD	705		504	0	(36)
	04/2016	JPY	817,650		7,303	38	0
	04/2016		$540	CLP	391,554	44	0
	05/2016		419	INR	28,549	9	0
	05/2016		63	TWD	2,108	3	0
	05/2016	ZAR	66,101		$4,333	11	(119)
	10/2016	BRL	800		203	0	(8)
	01/2017	CNH	21		3	0	0
BPS	04/2016	BRL	255		72	1	0
	04/2016	CLP	1,294,614		1,810	0	(122)
	04/2016		$68	BRL	255	3	0
	05/2016	TWD	27,015		$809	0	(31)
	10/2016	BRL	500		120	0	(12)
	01/2017		900		207	0	(25)
BRC	05/2016		$1,335	MXN	23,803	37	0
CBK	04/2016	CAD	2,167		$1,567	0	(102)
	04/2016	EUR	558		613	0	(22)
	04/2016	GBP	337		472	0	(12)
	04/2016	SEK	3,930		458	0	(26)
	04/2016		$1,644	CAD	2,167	24	0
	04/2016		220	CLP	158,345	16	0
	04/2016		1,784	EUR	1,631	72	0
	04/2016		624	GBP	450	23	0
	05/2016	CAD	2,167		$1,645	0	(24)
	05/2016	MXN	7,813		444	0	(7)
	05/2016		$1,985	ILS	7,718	72	0
	05/2016		407	INR	28,188	15	0
	05/2016		107	KRW	129,043	5	0
	10/2016	BRL	300		$73	0	(6)
DUB	01/2017		1,100		254	0	(29)
	01/2017	CNH	1,398		202	0	(11)
FBF	05/2016	INR	12,355		177	0	(8)
	05/2016		$1	KRW	1,206	0	0
GLM	04/2016	BRL	4,325		$1,215	12	0
	04/2016		$1,081	BRL	4,325	122	0
	04/2016		4,941	GBP	3,460	29	0
	05/2016	GBP	3,460		$4,941	0	(29)
	05/2016		$1	KRW	1,206	0	0
	05/2016		388	TWD	12,967	15	0
	06/2016		673	COP	2,271,588	80	0
	01/2017	BRL	2,400		$561	0	(57)
HUS	04/2016		$1,896	DKK	12,610	29	0
	04/2016		7,265	JPY	817,650	0	0
	05/2016	DKK	12,610		$1,898	0	(29)
	05/2016	JPY	817,650		7,269	0	(2)
	05/2016		$298	KRW	359,604	15	0
	05/2016		234	TWD	7,850	10	0
JPM	04/2016	BRL	4,580		$1,400	126	0
	04/2016		$1,287	BRL	4,580	0	(13)
	04/2016		265	CLP	189,562	18	0
	04/2016		250	EUR	230	12	0
	04/2016		199	GBP	142	5	0
	05/2016	CNH	6,961		$1,061	0	(14)
	05/2016	INR	35,814		514	0	(23)
	05/2016	TRY	3,425		1,151	0	(49)
	05/2016		$1,637	KRW	1,970,272	81	0
	05/2016		97	TWD	3,269	5	0
	05/2016	ZAR	1,438		$97	0	0
	10/2016	BRL	9,600		2,228	0	(306)
	01/2017		2,300		541	0	(51)
MSB	04/2016	DKK	12,610		1,858	0	(67)
	04/2016	EUR	11,085		12,164	0	(449)
SCX	04/2016	GBP	3,715		5,171	0	(165)
	04/2016	NZD	2,921		1,926	0	(93)
	04/2016		$1,985	NZD	2,921	34	0
	05/2016	NZD	2,921		$1,982	0	(34)
	05/2016		$30	TWD	1,004	1	0
	05/2016		1,157	ZAR	17,972	49	0
	01/2017	CNH	1,522		$221	0	(11)
SOG	05/2016		1,108		169	0	(2)
	05/2016	ZAR	1,382		95	2	0
UAG	04/2016		$10,954	EUR	9,782	177	0
	05/2016	EUR	9,782		$10,963	0	(177)
	05/2016		$1	KRW	1,205	0	0

Total Forward Foreign Currency Contracts						$1,195	$(2,177)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	04/11/2016	$15,100	$13	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	07/05/2016	14,600	5	0
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016	26,100	8	1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	10/23/2018	700	48	41
FBF	Put - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	3.400	12/05/2016	1,800	13	2
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/29/2016	5,800	5	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.150	07/05/2016	10,300	3	1
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016	19,900	7	1
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016	23,800	8	1

							$110	$47

Total Purchased Options							$110	$47

*	The underlying security has a forward starting effective date.

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC CDX.IG-25 5-Year Index	Buy	0.900%	04/20/2016		$200	$0	$0
	Call - OTC CDX.IG-25 5-Year Index	Buy	0.950	04/20/2016		100	0	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.500	04/20/2016		100	0	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016		100	0	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700	05/18/2016		200	(1)	0
	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.600	06/15/2016	EUR	500	(1)	(1)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.000	06/15/2016		500	(1)	(1)
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	1.500	04/20/2016		$100	0	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016		200	0	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700	05/18/2016		200	(1)	0
FBF	Call - OTC CDX.IG-25 5-Year Index	Buy	0.900	04/20/2016		100	0	0

							$(4)	$(2)

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC EUR versus USD	$1.100	05/03/2016	EUR 450	$(2)	$(1)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
DUB	Cap - OTC CPURNSA Index	236.119	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/01/2016		$200	$0	$0
GLM	Cap - OTC CPALEMU Index	117.930	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	300	(14)	(4)
JPM	Cap - OTC YOY CPURNSA Index	233.707	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	04/10/2020		$3,900	0	28
	Floor - OTC YOY CPURNSA Index	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020		3,900	0	10
	Floor - OTC YOY CPURNSA Index	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		1,100	(13)	(11)

							$(27)	$23

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	10/23/2018	$3,500	$(49)	$(43)
FBF	Call - OTC 3-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	1.500	06/23/2016	5,700	(10)	(14)
	Put - OTC 3-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	2.100	06/23/2016	5,700	(7)	(3)
	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.300	04/25/2016	1,400	(6)	(10)
	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.400	12/05/2016	1,800	(14)	(30)

							$(86)	$(100)

Total Written Options							$(119)	$(80)

*	The underlying security has a forward starting effective date.

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	$800	$(25)	$0	$0	$(25)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	400	(30)	12	0	(18)
GST	CMBX.NA.AAA.7 Index	0.500	01/17/2047	400	(20)	8	0	(12)
UAG	CMBX.NA.AAA.9 Index	0.500%	09/17/2058	$100	$(9)	$2	$0	$(7)

					$(75)	$20	$0	$(55)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	3-Month EUR-EXT-CPI Index	1.018%	11/15/2020	EUR	4,250	$0	$(121)	$0	$(121)
	Receive	3-Month USD-CPURNSA Index	1.010	10/16/2017		$100	0	1	1	0
	Receive	3-Month USD-CPURNSA Index	1.730	08/26/2025		100	0	0	0	0
CBK	Pay	1-Month GBP-UKRPI	3.190	04/15/2030	GBP	400	0	22	22	0
	Pay	1-Month GBP-UKRPI	3.350	05/15/2030		300	0	28	28	0
DUB	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018	EUR	1,400	2	(18)	0	(16)
FBF	Pay	1-Month GBP-UKRPI	3.353	05/15/2030	GBP	100	0	10	10	0
	Pay	1-Month GBP-UKRPI	3.335	04/15/2035		300	0	24	24	0
	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		900	(1)	253	252	0
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030		150	0	8	8	0
	Pay	1-Month GBP-UKRPI	3.320	05/15/2030		300	0	26	26	0
	Receive	3-Month EUR-EXT-CPI Index	0.650	09/15/2018	EUR	1,500	(3)	(15)	0	(18)
UAG	Receive	3-Month EUR-EXT-CPI Index	0.610	09/15/2018		2,600	0	(28)	0	(28)
	Pay	3-Month USD-CPURNSA Index	2.063	05/12/2025		$1,300	0	40	40	0

							$(2)	$230	$411	$(183)

Total Swap Agreements							$(86)	$252	$411	$(245)

(h)	Securities with an aggregate market value of $998 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Australia
Sovereign Issues	$0	$439	$0	$439
Brazil
Sovereign Issues	0	4,605	0	4,605
Canada
Sovereign Issues	0	1,720	0	1,720
Chile
Sovereign Issues	0	3,348	0	3,348
Colombia
Sovereign Issues	0	2,614	0	2,614
Denmark
Sovereign Issues	0	1,950	0	1,950
France
Sovereign Issues	0	2,481	0	2,481
Germany
Sovereign Issues	0	423	0	423
Israel
Sovereign Issues	0	679	0	679
Italy
Sovereign Issues	0	5,754	0	5,754
Japan
Sovereign Issues	0	7,282	0	7,282
Mexico
Sovereign Issues	0	10,887	0	10,887
New Zealand
Sovereign Issues	0	2,078	0	2,078
South Africa
Sovereign Issues	0	7,015	0	7,015
South Korea
Sovereign Issues	0	1,441	0	1,441
Spain
Sovereign Issues	0	2,258	0	2,258
Sweden
Sovereign Issues	0	487	0	487
Turkey
Sovereign Issues	0	9,105	0	9,105
United Kingdom
Sovereign Issues	0	7,132	0	7,132
United States
U.S. Treasury Obligations	0	43,878	0	43,878
Short-Term Instruments
Repurchase Agreements	0	1,617	0	1,617
U.S. Treasury Bills	0	1,642	0	1,642

Total Investments	$0	$118,835	$0	$118,835

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2	17	0	19
Over the counter	0	1,653	0	1,653
	$2	$1,670	$0	$1,672

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(40)	(66)	0	(106)
Over the counter	0	(2,502)	0	(2,502)
	$(40)	$(2,568)	$0	$(2,608)

Totals	$(38)	$117,937	$0	$117,899

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund

March 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.7%
MUNICIPAL BONDS & NOTES 95.4%
ARIZONA 3.0%
Arizona State University Revenue Notes, Series 2008
5.250% due 07/01/2016	$400	$405
Arizona Water Infrastructure Finance Authority Revenue Bonds, Series 2009
4.250% due 10/01/2019	730	814
Arizona Water Infrastructure Finance Authority Revenue Bonds, Series 2012
5.000% due 10/01/2022	1,350	1,652
Arizona Water Infrastructure Finance Authority Revenue Bonds, Series 2014
5.000% due 10/01/2026	1,250	1,568
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2014
5.000% due 07/01/2027	2,500	3,076

		7,515

ARKANSAS 0.2%
University of Arkansas Revenue Bonds, Series 2012
5.000% due 05/01/2026	320	386

CALIFORNIA 8.7%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
1.100% due 04/01/2047	1,000	999
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,141
California State Department of Water Resources Power Supply Revenue Notes, Series 2010
5.000% due 05/01/2018	500	544
5.000% due 05/01/2019	1,040	1,171
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	500	567
California State General Obligation Notes, Series 2009
5.000% due 07/01/2018	500	548
California State General Obligation Notes, Series 2010
5.000% due 11/01/2019	500	571
California State General Obligation Notes, Series 2013
5.000% due 09/01/2021	3,000	3,590
Los Angeles Unified School District, California Certificates of Participation Notes, Series 2010
5.000% due 12/01/2017	1,500	1,602
Los Angeles, California Wastewater System Revenue Bonds, Series 2015
5.000% due 06/01/2029	1,350	1,683
Mount San Antonio Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2016 (c)	1,000	998
Orange County, California Airport Revenue Notes, Series 2009
4.000% due 07/01/2018	500	532
Regents of the University of California Medical Center Pooled Revenue Notes, Series 2010
5.000% due 05/15/2018	500	545
Sacramento Municipal Utility District, California Revenue Bonds, Series 2013
5.000% due 08/15/2029	1,000	1,207
San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
4.000% due 07/01/2016	720	726
San Francisco, California City & County Airports Commission Revenue Notes, Series 2010
5.000% due 05/01/2017	1,000	1,047
San Francisco, California City & County General Obligation Notes, Series 2011
5.000% due 06/15/2021	370	442
San Jose, California Hotel Tax Revenue Notes, Series 2011
5.000% due 05/01/2017	1,115	1,164
San Juan Unified School District, California General Obligation Bonds, (AGM Insured), Series 2001
0.000% due 08/01/2017 (c)	750	742
Southern California Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	575	660
University of California Revenue Bonds, Series 2009
5.000% due 05/15/2020	1,000	1,127

		21,606

COLORADO 0.9%
Board of Governors of Colorado State University System Revenue Bonds, Series 2015
5.000% due 03/01/2028	1,580	1,950
Denver, Colorado Airport System City & County Revenue Bonds, (NPFGC Insured), Series 2006
4.000% due 11/15/2016	265	271

		2,221

DISTRICT OF COLUMBIA 1.5%
District of Columbia Revenue Bonds, Series 2010
5.000% due 12/01/2024	1,000	1,158
District of Columbia Revenue Bonds, Series 2015
5.000% due 07/15/2028	2,000	2,441

		3,599

FLORIDA 5.0%
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,000	1,197
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2010
5.000% due 06/01/2016	750	756
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2011
5.000% due 06/01/2019	1,000	1,119
Florida Municipal Power Agency Revenue Notes, Series 2016
5.000% due 10/01/2024 (a)	1,000	1,224
Inland Protection Financing Corp., Florida Revenue Notes, Series 2010
5.000% due 07/01/2016	500	505
Jacksonville, Florida Revenue Notes, Series 2012
5.000% due 10/01/2021	1,000	1,183
JEA Water & Sewer System, Florida Revenue Bonds, Series 2012
5.000% due 10/01/2025	1,500	1,758
Miami-Dade County, Florida General Obligation Notes, Series 2011
3.000% due 07/01/2017	1,375	1,415
Miami-Dade County, Florida Transit System Sales Surtax Revenue Notes, Series 2010
4.000% due 07/01/2016	1,000	1,008
Orlando Utilities Commission, Florida Revenue Notes, Series 2010
5.000% due 10/01/2017	250	266
Palm Beach County, Florida Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,300	1,576
Tampa, Florida Revenue Bonds, Series 2016
5.000% due 11/15/2028 (a)	350	431

		12,438

GEORGIA 1.4%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2012
5.000% due 01/01/2025	500	591
Floyd County, Georgia Development Authority Revenue Bonds, Series 2010
2.350% due 07/01/2022	2,000	2,050
Marietta, Georgia General Obligation Notes, Series 2009
5.000% due 02/01/2018	250	269
Municipal Electric Authority of Georgia Revenue Notes, Series 2010
4.000% due 01/01/2018	350	369
Municipal Electric Authority of Georgia Revenue Notes, Series 2011
5.000% due 01/01/2020	250	285

		3,564

GUAM 0.4%
Guam Government Waterworks Authority Revenue Notes, Series 2014
5.000% due 07/01/2023	770	912

HAWAII 1.0%
Honolulu, Hawaii City & County General Obligation Bonds, Series 2015
5.000% due 10/01/2030	2,000	2,471

ILLINOIS 9.7%
Chicago Midway International Airport, Illinois Revenue Bonds, Series 2014
5.000% due 01/01/2035	6,500	7,310
Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2015
5.000% due 01/01/2027	1,000	1,205
Chicago, Illinois General Obligation Bonds, Series 2002
5.000% due 01/01/2018	1,200	1,236
Chicago, Illinois General Obligation Bonds, Series 2015
5.000% due 01/01/2026	2,000	2,004
5.250% due 01/01/2027	4,000	4,064
Chicago, Illinois Wastewater Transmission Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 01/01/2017	1,000	1,032
5.500% due 01/01/2018	1,000	1,071
Chicago, Illinois Waterworks Revenue Notes, Series 2012
5.000% due 11/01/2020	1,000	1,117
Illinois State General Obligation Bonds, Series 2014
5.000% due 02/01/2025	2,775	3,090
Illinois State Revenue Notes, Series 2009
4.500% due 06/15/2016	500	504

Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	750	757
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
5.125% due 06/01/2019	500	557

		23,947

INDIANA 1.2%
Indiana Finance Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 12/01/2017	300	309
Indiana Finance Authority Revenue Notes, Series 2010
4.000% due 11/01/2016	500	509
5.000% due 02/01/2018	500	538
Indiana University Revenue Notes, Series 2012
5.000% due 06/01/2021	1,000	1,189
Vincennes University, Indiana Revenue Notes, Series 2010
4.000% due 06/01/2016	500	503

		3,048

IOWA 0.2%
Iowa Higher Education Loan Authority Revenue Notes, Series 2010
4.000% due 12/01/2016	500	511

KANSAS 0.2%
Kansas Development Finance Authority Revenue Notes, Series 2010
5.000% due 11/01/2017	500	533

KENTUCKY 0.4%
Kentucky Turnpike Authority Revenue Notes, Series 2010
5.000% due 07/01/2016	1,000	1,011

LOUISIANA 0.8%
Louisiana Public Facilities Authority Revenue Bonds, Series 2016
3.375% due 09/01/2028	2,000	2,029

MARYLAND 0.0%
Baltimore, Maryland Revenue Bonds, Series 2011
5.000% due 07/01/2021	60	71

MASSACHUSETTS 2.6%
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2006
5.500% due 07/01/2017	500	530
Massachusetts Development Finance Agency Revenue Notes, Series 2010
4.000% due 10/01/2016	850	864
Massachusetts Development Finance Agency Revenue Notes, Series 2012
5.000% due 10/01/2016	600	613
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2022	1,175	1,438
Massachusetts State College Building Authority Revenue Bonds, Series 2012
5.000% due 05/01/2026	2,000	2,411
Taunton, Massachusetts General Obligation Notes, Series 2009
5.000% due 12/01/2018	510	565

		6,421

MICHIGAN 2.2%
Michigan Finance Authority Revenue Bonds, Series 2015
5.000% due 07/01/2030	1,200	1,412
Michigan Finance Authority Revenue Notes, Series 2012
5.000% due 07/01/2017	1,000	1,055
Michigan Finance Authority Revenue Notes, Series 2015
5.000% due 07/01/2021	1,000	1,161
University of Michigan Revenue Bonds, Series 2012
0.340% due 12/01/2024	1,915	1,915

		5,543

MINNESOTA 0.4%
Rochester, Minnesota Revenue Bonds, Series 2011
4.000% due 11/15/2030	1,000	1,077

MISSOURI 1.1%
Missouri Development Finance Board Revenue Notes, Series 2012
5.000% due 12/01/2020	1,335	1,537

Missouri State Health & Educational Facilities Authority Revenue Notes, Series 2010
5.000% due 11/15/2017	1,000	1,066

		2,603

NEVADA 0.7%
Las Vegas Valley Water District, Nevada General Obligation Bonds, Series 2015
5.000% due 06/01/2034	1,500	1,792

NEW HAMPSHIRE 0.6%
Merrimack County, New Hampshire General Obligation Bonds, Series 2012
5.000% due 12/01/2022	1,115	1,356
New Hampshire Health & Education Facilities Authority Act Revenue Notes, Series 2009
5.000% due 07/01/2016	250	252

		1,608

NEW JERSEY 3.4%
New Jersey Economic Development Authority Revenue Bonds, Series 2012
5.000% due 06/15/2023	1,000	1,108
New Jersey Economic Development Authority Revenue Notes, Series 2011
5.000% due 09/01/2018	2,000	2,179
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 07/01/2023	1,000	1,186
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.250% due 06/15/2024	2,500	2,745
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015
5.000% due 06/15/2022	1,000	1,104

		8,322

NEW MEXICO 0.2%
New Mexico State Severance Tax Permanent Fund Revenue Notes, Series 2010
5.000% due 07/01/2017	500	527

NEW YORK 14.8%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2012
5.000% due 05/01/2022	1,000	1,209
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
5.000% due 11/15/2019	500	569
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014
5.000% due 11/15/2029	3,000	3,627
Nassau County, New York General Obligation Notes, Series 2016
5.000% due 01/01/2026	1,250	1,543
New York City, New York General Obligation Notes, Series 2011
5.000% due 08/01/2017	980	1,036
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2014
5.000% due 08/01/2031	5,000	6,034
New York City, New York Water & Sewer System Revenue Notes, Series 2009
5.000% due 06/15/2017	895	942
New York Convention Center Development Corp. Revenue Bonds, Series 2015
5.000% due 11/15/2027	2,000	2,473
New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 07/01/2016	20	20
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 05/01/2022	2,000	2,331
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2025	405	490
New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 07/01/2017	2,000	2,108
New York State Dormitory Authority Revenue Notes, Series 2011
4.000% due 07/01/2018	815	869
New York State Dormitory Authority Revenue Notes, Series 2012
5.000% due 12/15/2019	1,450	1,659
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	2,000	2,238
New York State Urban Development Corp. Revenue Notes, Series 2010
5.000% due 03/15/2018	500	540
New York State Urban Development Corp. Revenue Notes, Series 2016
5.000% due 03/15/2024	1,000	1,244
Syracuse Industrial Development Agency, New York Revenue Notes, Series 2010
4.000% due 05/01/2017	500	518
Tompkins County, New York Development Corp. Revenue Notes, Series 2013
5.000% due 07/01/2019	1,090	1,179
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2025	2,000	2,435
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2027	2,075	2,498
5.000% due 11/15/2028	825	990

		36,552

NORTH CAROLINA 2.5%
Mecklenburg County, North Carolina Certificates of Participation Notes, Series 2009
5.000% due 02/01/2019	300	332
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,665	1,986
5.000% due 10/01/2027	1,100	1,295
North Carolina State Revenue Bonds, Series 2011
5.000% due 11/01/2022	1,500	1,795
Union County, North Carolina Certificates of Participation Bonds, (AMBAC Insured), Series 2006
5.000% due 06/01/2022	360	363
University of North Carolina at Greensboro Revenue Bonds, Series 2014
5.000% due 04/01/2026	250	303

		6,074

OHIO 7.4%
American Municipal Power, Inc., Ohio Revenue Notes, Series 2009
5.000% due 02/15/2017	500	518
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2022	800	953
Cleveland Department of Public Utilities Division of Water, Ohio Revenue Bonds, Series 2012
5.000% due 01/01/2026	1,000	1,199
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014
5.000% due 12/01/2025	3,000	3,616
Kent State University, Ohio Revenue Notes, Series 2012
5.000% due 05/01/2017	640	669
Ohio State General Obligation Bonds, Series 2011
5.000% due 08/01/2022	3,000	3,659
Ohio State General Obligation Notes, Series 2012
5.000% due 09/15/2020	1,000	1,169
Ohio State Turnpike Commission Revenue Bonds, (NPFGC Insured), Series 1998
5.500% due 02/15/2017	225	234
Ohio State Water Development Authority Revenue Bonds, Series 2005
4.000% due 01/01/2034	3,500	3,686
Ohio State Water Development Authority Revenue Notes, Series 2011
5.000% due 06/01/2017	1,005	1,055
University of Cincinnati, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2024	1,250	1,489

		18,247

OREGON 0.2%
Oregon State Facilities Authority Revenue Notes, Series 2010
5.000% due 10/01/2017	500	527

PENNSYLVANIA 6.8%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2012
5.000% due 03/01/2024	500	597
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2010
5.000% due 05/15/2017	500	524
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2012
5.000% due 01/01/2023	900	1,046
Lehigh County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2016
0.900% due 02/15/2027	1,000	998
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 1994
2.550% due 06/01/2029	1,500	1,524
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.250% due 06/15/2023	2,500	2,968
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 08/15/2029	340	413
5.000% due 08/15/2031	300	361
5.000% due 08/15/2033	1,000	1,189
Pennsylvania Higher Educational Facilities Authority Revenue Notes, (NPFGC Insured), Series 2006
5.000% due 04/01/2016	250	250
Pennsylvania Turnpike Commission Revenue Notes, Series 2014
1.280% due 12/01/2020	4,500	4,470
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2015
5.000% due 08/01/2027	750	908
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2002
0.350% due 07/01/2025	1,000	1,000
Southeastern Pennsylvania Transportation Authority Revenue Notes, Series 2010
5.000% due 03/01/2018	500	538

		16,786

RHODE ISLAND 3.3%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2035	7,500	8,263

SOUTH DAKOTA 0.9%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2014
5.000% due 11/01/2027	925	1,105
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 11/01/2028	900	1,078

		2,183

TENNESSEE 2.7%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2021	870	1,004
5.000% due 02/01/2027	3,000	3,594
5.250% due 09/01/2026	1,595	1,966

		6,564

TEXAS 7.9%
Barbers Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012
4.000% due 02/15/2023	1,225	1,381
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,000	1,216
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2014
0.980% due 12/01/2042	7,000	6,937
5.000% due 12/01/2025	500	613
Lower Neches Valley Authority Industrial Development Corp., Texas Revenue Bonds, Series 2011
0.300% due 11/01/2051	3,000	3,000
North Central Texas Health Facility Development Corp. Revenue Notes, Series 2012
5.000% due 08/15/2020	1,000	1,160
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2010
1.200% due 08/01/2040	960	964
Pflugerville Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012
5.000% due 02/15/2024	1,165	1,400
San Antonio Public Facilities Corp., Texas Revenue Bonds, Series 2012
5.000% due 09/15/2025	1,000	1,196
Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2008
5.625% due 12/15/2017	995	1,048
University of Texas System Revenue Bonds, Series 2010
5.000% due 08/15/2022	500	612

		19,527

VIRGINIA 0.9%
Louisa Industrial Development Authority, Virginia Revenue Bonds, Series 2008
2.150% due 11/01/2035	2,250	2,322

WASHINGTON 1.7%
Pierce County, Washington School District No. 10 Tacoma General Obligation Bonds, Series 2012
5.000% due 12/01/2024	1,000	1,260
Seattle, Washington Solid Waste Revenue Notes, Series 2014
5.000% due 05/01/2024	545	683
Washington State Revenue Bonds, Series 2012
5.000% due 09/01/2023	2,000	2,387

		4,330

WISCONSIN 0.5%
Wisconsin State Clean Water Fund Leveraged Loan Portfolio Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,000	1,238

Total Municipal Bonds & Notes (Cost $226,594)		236,368

SHORT-TERM INSTRUMENTS 4.3%
REPURCHASE AGREEMENTS (d) 0.2%		382

U.S. TREASURY BILLS 4.1%
0.265% due 04/07/2016 - 04/21/2016 (b)(c)	10,100	10,099

Total Short-Term Instruments (Cost $10,481)		10,481

Total Investments in Securities (Cost $237,075)		246,849

Total Investments 99.7% (Cost $237,075)		$246,849
Other Assets and Liabilities, net 0.3%		850

Net Assets 100.0%		$247,699

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$382	U.S. Treasury Notes 1.625% due 04/30/2019	$(390)	$382	$382

Total Repurchase Agreements						$(390)	$382	$382

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$7,515	$0	$7,515
Arkansas	0	386	0	386
California	0	21,606	0	21,606
Colorado	0	2,221	0	2,221
District of Columbia	0	3,599	0	3,599
Florida	0	12,438	0	12,438
Georgia	0	3,564	0	3,564
Guam	0	912	0	912
Hawaii	0	2,471	0	2,471
Illinois	0	23,947	0	23,947
Indiana	0	3,048	0	3,048
Iowa	0	511	0	511
Kansas	0	533	0	533
Kentucky	0	1,011	0	1,011
Louisiana	0	2,029	0	2,029
Maryland	0	71	0	71
Massachusetts	0	6,421	0	6,421
Michigan	0	5,543	0	5,543
Minnesota	0	1,077	0	1,077
Missouri	0	2,603	0	2,603
Nevada	0	1,792	0	1,792
New Hampshire	0	1,608	0	1,608
New Jersey	0	8,322	0	8,322
New Mexico	0	527	0	527
New York	0	36,552	0	36,552
North Carolina	0	6,074	0	6,074
Ohio	0	18,247	0	18,247
Oregon	0	527	0	527
Pennsylvania	0	16,786	0	16,786
Rhode Island	0	8,263	0	8,263
South Dakota	0	2,183	0	2,183
Tennessee	0	6,564	0	6,564
Texas	0	19,527	0	19,527
Virginia	0	2,322	0	2,322
Washington	0	4,330	0	4,330
Wisconsin	0	1,238	0	1,238
Short-Term Instruments
Repurchase Agreements	0	382	0	382
U.S. Treasury Bills	0	10,099	0	10,099

Total Investments	$0	$246,849	$0	$246,849

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Active Exchange-Traded Fund

March 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 109.8%
BANK LOAN OBLIGATIONS 1.6%
Chrysler Group LLC
3.500% due 05/24/2017	$406	$406
Community Health Systems, Inc.
3.683% - 3.886% due 12/31/2018	494	490

Total Bank Loan Obligations (Cost $900)		896

CORPORATE BONDS & NOTES 53.3%
BANKING & FINANCE 19.1%
American Express Bank FSB
6.000% due 09/13/2017	500	531
American Tower Corp.
2.800% due 06/01/2020	1,000	1,006
Bank of America Corp.
6.875% due 04/25/2018	1,000	1,099
Bear Stearns Cos. LLC
6.400% due 10/02/2017	900	963
BOC Aviation Pte. Ltd.
2.875% due 10/10/2017	215	217
Cantor Fitzgerald LP
6.500% due 06/17/2022	400	416
Commerzbank Finance & Covered Bond S.A.
0.377% due 03/20/2017	100	99
Denali International LLC
5.625% due 10/15/2020	500	529
General Motors Financial Co., Inc.
3.250% due 05/15/2018	250	254
Goldman Sachs Group, Inc.
1.779% due 04/23/2020	1,100	1,094
HBOS PLC
1.336% due 09/06/2017	1,000	993
International Lease Finance Corp.
8.750% due 03/15/2017	800	845
Intesa Sanpaolo SpA
2.375% due 01/13/2017	700	703
Piper Jaffray Cos.
3.631% due 05/31/2017	250	250
RCI Banque S.A.
4.600% due 04/12/2016	200	200
Synchrony Financial
1.875% due 08/15/2017	800	798
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020	1,000	1,005

		11,002

INDUSTRIALS 28.6%
Anglo American Capital PLC
1.572% due 04/15/2016	200	199
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023	500	520
AP Moeller-Maersk A/S
2.875% due 09/28/2020	400	392
Continental Airlines Pass-Through Trust
7.250% due 05/10/2021	540	610
Crown Castle Towers LLC
3.222% due 05/15/2042	800	802
Daimler Finance North America LLC
2.250% due 03/02/2020	1,100	1,108
DISH DBS Corp.
4.250% due 04/01/2018	200	206
Enbridge, Inc.
1.083% due 06/02/2017	300	288
Express Scripts Holding Co.
2.250% due 06/15/2019	500	504
Fidelity National Information Services, Inc.
2.850% due 10/15/2018	200	203
Forest Laboratories LLC
4.375% due 02/01/2019	750	796
Georgia-Pacific LLC
2.539% due 11/15/2019	400	402
Glencore Finance Canada Ltd.
3.600% due 01/15/2017	500	501

Heathrow Funding Ltd.
4.875% due 07/15/2023	950	1,031
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017	300	302
2.850% due 10/05/2018	300	305
Humana, Inc.
2.625% due 10/01/2019	500	509
KLA-Tencor Corp.
3.375% due 11/01/2019	100	102
LyondellBasell Industries NV
5.000% due 04/15/2019	500	535
McGraw Hill Financial, Inc.
2.500% due 08/15/2018	300	304
Philip Morris International, Inc.
3.250% due 11/10/2024	200	214
Pioneer Natural Resources Co.
6.875% due 05/01/2018	700	746
Reynolds American, Inc.
4.000% due 06/12/2022	500	544
Scripps Networks Interactive, Inc.
3.500% due 06/15/2022	500	501
Siemens Financieringsmaatschappij NV
2.900% due 05/27/2022	250	261
SK Broadband Co. Ltd.
2.875% due 10/29/2018	250	255
SK Telecom Co. Ltd.
2.125% due 05/01/2018	800	806
Sky PLC
2.625% due 09/16/2019	500	506
Tyson Foods, Inc.
2.650% due 08/15/2019	500	513
USG Corp.
9.750% due 01/15/2018	595	669
Volkswagen International Finance NV
1.058% due 11/18/2016	1,000	995
Woodside Finance Ltd.
3.650% due 03/05/2025	100	93
Wynn Las Vegas LLC
5.500% due 03/01/2025	100	95
ZF North America Capital, Inc.
4.000% due 04/29/2020	700	711

		16,528

UTILITIES 5.6%
BG Energy Capital PLC
6.500% due 11/30/2072	500	526
FirstEnergy Corp.
2.750% due 03/15/2018	1,000	1,010
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	1,000	1,046
Petrobras Global Finance BV
3.250% due 03/17/2017	150	148
Telstra Corp. Ltd.
3.125% due 04/07/2025	500	504

		3,234

Total Corporate Bonds & Notes (Cost $30,535)		30,764

MUNICIPAL BONDS & NOTES 1.8%
CALIFORNIA 0.9%
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019	500	513

KANSAS 0.9%
Kansas Development Finance Authority Revenue Notes, Series 2015
2.258% due 04/15/2019	500	507

Total Municipal Bonds & Notes (Cost $1,000)		1,020

U.S. TREASURY OBLIGATIONS 20.0%
U.S. Treasury Floating Rate Notes
0.572% due 01/31/2018	1,200	1,201
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2020 (e)	2,226	2,274
U.S. Treasury Notes
0.750% due 10/31/2017	5,000	5,003
1.625% due 07/31/2020	3,000	3,061

Total U.S. Treasury Obligations (Cost $11,442)		11,539

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.7%
Banc of America Commercial Mortgage Trust
5.617% due 07/10/2046		105	106
BCAP LLC Trust
0.596% due 03/26/2037		80	79
Bear Stearns Adjustable Rate Mortgage Trust
2.502% due 02/25/2033		3	3
Citigroup Commercial Mortgage Trust
6.085% due 03/15/2049		112	112
Citigroup Mortgage Loan Trust, Inc.
2.985% due 11/25/2038		52	52
Credit Suisse Mortgage Capital Certificates
2.707% due 09/27/2036		41	41
Eurosail PLC
0.891% due 06/13/2045	GBP	216	307
First Horizon Mortgage Pass-Through Trust
2.690% due 09/25/2033		$75	76
GS Mortgage Securities Trust
5.560% due 11/10/2039		567	571
GSR Mortgage Loan Trust
2.911% due 08/25/2033		741	736
2.914% due 09/25/2035		72	73
Jefferies Resecuritization Trust
2.851% due 07/26/2037		1	1
JPMorgan Chase Commercial Mortgage Securities Trust
5.814% due 06/12/2043		142	142
JPMorgan Resecuritization Trust
2.237% due 07/27/2037		117	116
MASTR Adjustable Rate Mortgages Trust
2.787% due 04/21/2034		128	130
Residential Accredit Loans, Inc. Trust
0.873% due 06/25/2034		142	138
Royal Bank of Scotland Capital Funding Trust
5.918% due 06/16/2049		380	385
Sequoia Mortgage Trust
1.092% due 06/20/2033		10	9
1.145% due 11/22/2024		21	20
Structured Asset Mortgage Investments Trust
1.012% due 07/19/2034		17	17
1.092% due 09/19/2032		40	39
Thornburg Mortgage Securities Trust
2.527% due 04/25/2045		290	286
Wachovia Bank Commercial Mortgage Trust
0.616% due 06/15/2049		600	588
WaMu Mortgage Pass-Through Certificates Trust
0.743% due 01/25/2045		43	41
0.833% due 06/25/2044		1,035	958
2.574% due 06/25/2033		7	7
Wells Fargo Mortgage-Backed Securities Trust
2.771% due 06/25/2035		8	8

Total Non-Agency Mortgage-Backed Securities (Cost $5,106)			5,041

ASSET-BACKED SECURITIES 14.4%
Alba SPV SRL
1.358% due 04/20/2040	EUR	10	11
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.196% due 09/25/2033		$60	56
Bear Stearns Asset-Backed Securities Trust
1.233% due 10/27/2032		48	45
Cavalry CLO Ltd.
1.990% due 01/16/2024		1,000	997
COA Summit CLO Ltd.
1.974% due 04/20/2023		204	204
Cordatus CLO PLC
0.152% due 01/30/2024	EUR	635	715
Credit Suisse First Boston Mortgage Securities Corp.
2.683% due 10/25/2032		$51	51
Doral CLO Ltd.
1.885% due 05/26/2023		439	439
Drug Royalty LP
3.139% due 07/15/2023		223	226
Duchess CLO BV
0.019% due 02/28/2023	EUR	33	37
Eagle Ltd.
2.570% due 12/15/2039		$172	169
First Franklin Mortgage Loan Trust
1.183% due 11/25/2034		377	355
Highbridge Loan Management Ltd.
1.436% due 09/20/2022		482	482
KVK CLO Ltd.
1.992% due 07/15/2023		1,220	1,216

Madison Park Funding Ltd.
1.884% due 06/15/2022		405	405
1.908% due 08/15/2022		500	500
Malin CLO BV
0.029% due 05/07/2023	EUR	152	171
National Collegiate Student Loan Trust
0.673% due 11/27/2028		$193	190
Navient Private Education Loan Trust
1.636% due 12/15/2028		1,000	974
Neuberger Berman CLO Ltd.
1.445% due 07/25/2023		1,000	999
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.183% due 03/25/2035		59	59

Total Asset-Backed Securities (Cost $8,308)			8,301

SOVEREIGN ISSUES 2.1%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		200	200
Korea Land & Housing Corp.
1.875% due 08/02/2017		1,000	1,004

Total Sovereign Issues (Cost $1,204)			1,204

SHORT-TERM INSTRUMENTS 7.9%
REPURCHASE AGREEMENTS (b) 6.7%			3,886

SHORT-TERM NOTES 1.2%
Kansas City Southern Co.
1.321% due 10/28/2016		700	694

Total Short-Term Instruments (Cost $4,586)			4,580

Total Investments in Securities (Cost $63,081)			63,345

Total Investments 109.8% (Cost $63,081)			$63,345
Financial Derivative Instruments (c)(d) (0.2%) (Cost or Premiums, net $(35))			(140)
Other Assets and Liabilities, net (9.6%)			(5,488)

Net Assets 100.0%			$57,717

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	0.460%	03/31/2016	04/01/2016	$3,064	U.S. Treasury Notes 1.625% due 07/31/2020	$(3,069)	$3,064	$3,064
SSB	0.010	03/31/2016	04/01/2016	822	U.S. Treasury Notes 2.250% due 07/31/2021	(840)	822	822

Total Repurchase Agreements						$(3,909)	$3,886	$3,886

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended March 31, 2016 was $(23,223) at a weighted average interest rate of 0.478%. Average borrowings includes reverse repurchase agreements and sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (2)
U.S. Treasury Notes	1.625%	07/31/2020	$6,000	$(6,064)	$(6,138)

Total Short Sales				$(6,064)	$(6,138)

(2)	Payable for short sales includes $16 of accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2018	28	$(27)	$0	$(4)
90-Day Eurodollar December Futures	Short	12/2019	20	(14)	0	(3)
90-Day Eurodollar September Futures	Short	09/2018	41	(72)	0	(5)
Australia Government 3-Year Note June Futures	Long	06/2016	87	11	19	0
Euro-Bobl June Futures	Long	06/2016	35	(13)	0	(3)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2018	40	(57)	1	(4)

Total Futures Contracts				$(172)	$20	$(19)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	1.000%	09/15/2016	$12,000	$1	$1	$0	$0
Pay	3-Month USD-LIBOR	1.000	12/15/2016	6,000	(1)	(1)	0	0
Pay	3-Month USD-LIBOR	2.000	12/16/2020	3,500	(157)	(172)	0	(6)
Pay	3-Month USD-LIBOR	2.250	12/16/2022	2,400	(152)	(180)	0	(7)

					$(309)	$(352)	$0	$(13)

Total Swap Agreements					$(309)	$(352)	$0	$(13)

Cash of $481 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016.

(d)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2016	JPY	164,200		$1,466	$8	$0
	05/2016	AUD	381		282	0	(10)
	05/2016		$342	EUR	308	9	0
	05/2016		82	GBP	58	1	0
CBK	04/2016		201	JPY	22,700	1	0
	05/2016	AUD	828		$610	0	(24)
	05/2016	EUR	197		219	0	(5)
	05/2016		$156	EUR	141	4	0
GLM	05/2016		928		844	34	0
	07/2016		2,732	BRL	11,100	278	0
HUS	04/2016		809	JPY	91,000	0	0
	05/2016	JPY	91,000		$809	0	0
JPM	05/2016	GBP	345		502	6	0
	05/2016		$41	EUR	37	2	0
	07/2016	BRL	11,100		$2,653	0	(357)
	09/2016	CZK	93,140		3,882	0	(58)
MSB	09/2016		$3,816	CZK	93,176	125	0
SCX	05/2016	AUD	53		$39	0	(1)
	05/2016	EUR	3,746		4,167	0	(101)
	05/2016		$78	GBP	54	0	(1)
UAG	04/2016		444	JPY	50,500	4	0

Total Forward Foreign Currency Contracts						$472	$(557)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Call - OTC USD versus JPY	JPY 116.000	04/07/2016	$800	$4	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.150%	04/21/2016	$2,300	$3	$5
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.315	04/11/2016	18,800	19	0

							$22	$5

Total Purchased Options							$26	$5

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Call - OTC AUD versus USD	$0.764	04/07/2016	AUD 1,090	$(4)	$(8)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950%	04/11/2016	$3,400	$(4)	$(7)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	05/25/2016	13,900	(19)	(11)

							$(23)	$(18)

Total Written Options							$(27)	$(26)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (2)	Notional Amount (3)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Mexico Government International Bond	1.000%	09/20/2020	1.383%		$1,300	$(19)	$(2)	$0	$(21)
CBK	Volvo Treasury AB	1.000	12/20/2020	1.037	EUR	300	(7)	7	0	0
MYC	Volvo Treasury AB	1.000	12/20/2020	1.037		400	(8)	7	0	(1)

							$(34)	$12	$0	$(22)

Total Swap Agreements							$(34)	$12	$0	$(22)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(e)	Securities with an aggregate market value of $288 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$896	$0	$896
Corporate Bonds & Notes
Banking & Finance	0	11,002	0	11,002
Industrials	0	16,528	0	16,528
Utilities	0	3,234	0	3,234
Municipal Bonds & Notes
California	0	513	0	513
Kansas	0	507	0	507
U.S. Treasury Obligations	0	11,539	0	11,539
Non-Agency Mortgage-Backed Securities	0	5,041	0	5,041
Asset-Backed Securities	0	8,132	169	8,301
Sovereign Issues	0	1,204	0	1,204
Short-Term Instruments
Repurchase Agreements	0	3,886	0	3,886
Short-Term Notes	0	694	0	694

Total Investments	$0	$63,176	$169	$63,345

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(6,138)	$0	$(6,138)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	20	0	0	20
Over the counter	0	477	0	477
	$20	$477	$0	$497

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(19)	(13)	0	(32)
Over the counter	0	(605)	0	(605)

	$(19)	$(618)	$0	$(637)

Totals	$1	$56,897	$169	$57,067

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund

March 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 102.4%
MUNICIPAL BONDS & NOTES 98.8%
ARIZONA 2.0%
Arizona Health Facilities Authority Revenue Notes, Series 2015
5.000% due 01/01/2021	$250	$293
Arizona Sports & Tourism Authority Revenue Notes, Series 2012
4.000% due 07/01/2017	1,000	1,035

		1,328

CALIFORNIA 3.8%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
1.100% due 04/01/2047	1,000	999
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
1.000% due 10/01/2047	750	749
California Municipal Finance Authority Revenue Bonds, Series 2010
0.450% due 09/01/2021	500	500
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.000% due 01/15/2053	250	261

		2,509

COLORADO 1.7%
Regional Transportation District, Colorado Certificates of Participation Notes, Series 2015
5.000% due 06/01/2020	1,000	1,150

CONNECTICUT 3.8%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 1999
1.000% due 07/01/2033	1,000	998
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2015
1.248% due 07/01/2049	1,500	1,495

		2,493

FLORIDA 9.2%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2010
5.000% due 06/01/2016	1,000	1,008
Florida Municipal Power Agency Revenue Notes, Series 2016
5.000% due 10/01/2020 (a)	250	289
Florida State General Obligation Notes, Series 2009
5.000% due 06/01/2019	625	704
Lakeland, Florida Department of Electric Utilities Revenue Notes, Series 2012
1.150% due 10/01/2017	3,000	3,002
Miami-Dade County, Florida Industrial Development Authority Revenue Bonds, Series 2006
1.500% due 10/01/2018	500	501
Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2008
5.250% due 10/01/2018	500	553

		6,057

GEORGIA 4.0%
Atlanta Department of Aviation, Georgia Revenue Notes, Series 2010
5.000% due 01/01/2018	500	536
Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.200% due 10/01/2032	1,000	1,020
Main Street Natural Gas Inc., Georgia Revenue Bonds, Series 2007
5.000% due 03/15/2019	1,000	1,102

		2,658

ILLINOIS 7.2%
Chicago, Illinois General Obligation Bonds, Series 2003
5.000% due 01/01/2017	700	717
Illinois Finance Authority Revenue Bonds, Series 2001
0.500% due 07/01/2036	750	750
Illinois Finance Authority Revenue Bonds, Series 2008
1.300% due 07/01/2042	380	381
Illinois Finance Authority Revenue Notes, Series 2015
5.000% due 11/15/2020	540	616
Illinois State General Obligation Notes, Series 2012
5.000% due 08/01/2016	1,000	1,012
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
5.250% due 06/01/2020	1,115	1,278

		4,754

INDIANA 2.1%
Indiana Finance Authority Revenue Bonds, Series 2010
0.500% due 05/01/2028	1,000	1,000
Indiana Finance Authority Revenue Notes, Series 2016
5.000% due 12/01/2021	300	358

		1,358

LOUISIANA 0.5%
Louisiana Public Facilities Authority Revenue Notes, Series 2015
2.000% due 05/15/2016	250	251
3.000% due 05/15/2017	100	102

		353

MICHIGAN 2.4%
Michigan Finance Authority Revenue Notes, Series 2015
5.000% due 07/01/2019	500	557
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.500% due 11/15/2047	1,000	1,007

		1,564

MINNESOTA 1.3%
Northern Municipal Power Agency, Minnesota Revenue Notes, Series 2010
5.000% due 01/01/2019	750	830

NEBRASKA 3.1%
Nebraska Public Power District Revenue Notes, Series 2012
5.000% due 01/01/2019	1,330	1,476
Nebraska Public Power District Revenue Notes, Series 2014
5.000% due 07/01/2020	500	578

		2,054

NEVADA 3.2%
Clark County, Nevada Revenue Bonds, Series 2010
1.875% due 06/01/2031	1,000	1,012
Clark Department of Aviation, Nevada Revenue Notes, Series 2014
5.000% due 07/01/2018	1,000	1,088

		2,100

NEW MEXICO 2.7%
New Mexico Hospital Equipment Loan Council Revenue Notes, Series 2015
5.000% due 08/01/2019	600	676
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2014
5.000% due 11/01/2039	1,000	1,117

		1,793

NEW YORK 12.1%
Housing Development Corp., New York Revenue Bonds, Series 2016
0.430% due 05/01/2047	1,000	1,000
Nassau County, New York General Obligation Notes, Series 2016
5.000% due 01/01/2020	1,000	1,135
New York City, New York General Obligation Notes, Series 2007
5.000% due 08/01/2016	1,040	1,055
New York State Dormitory Authority Revenue Notes, Series 2009
5.000% due 07/01/2018	1,000	1,091
New York State Dormitory Authority Revenue Notes, Series 2010
5.000% due 07/01/2016	250	253
New York State Dormitory Authority Revenue Notes, Series 2012
4.000% due 05/15/2017	450	467
New York State Dormitory Authority Revenue Notes, Series 2015
4.000% due 05/01/2020	700	771
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	1,000	1,119
New York State Urban Development Corp. Revenue Notes, Series 2016
5.000% due 03/15/2020	1,000	1,148

		8,039

NORTH CAROLINA 2.0%
Durham, North Carolina Revenue Notes, Series 2010
4.000% due 10/01/2016	250	254
North Carolina State Revenue Notes, Series 2013
5.000% due 05/01/2018	1,000	1,087

		1,341

OHIO 6.2%
Cincinnati, Ohio Water System Revenue Notes, Series 2009
5.000% due 12/01/2017	1,000	1,071
Ohio Air Quality Development Authority Revenue Bonds, Series 2006
3.750% due 12/01/2023	1,000	1,033
Ohio Higher Educational Facility Commission Revenue Bonds, (NPFGC Insured), Series 2006
5.250% due 12/01/2019	750	857
University of Cincinnati, Ohio Revenue Notes, (AGC Insured), Series 2009
5.000% due 06/01/2019	1,000	1,122

		4,083

OKLAHOMA 0.7%
Grand River Dam Authority, Oklahoma Revenue Notes, (BHAC Insured), Series 2008
5.000% due 06/01/2017	420	441

OREGON 0.4%
Oregon Health & Science University Revenue Notes, Series 2012
5.000% due 07/01/2020	225	260

PENNSYLVANIA 8.5%
Lancaster County Hospital Authority, Pennsylvania Revenue Notes, Series 2016
4.000% due 08/15/2020 (a)	500	559
Lehigh County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2016
0.900% due 09/01/2029	1,000	998
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2002
2.550% due 12/01/2029	1,000	1,016
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
1.550% due 12/01/2033	1,500	1,505
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2015
5.000% due 08/01/2020	500	575
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2002
0.350% due 07/01/2025	1,000	1,000

		5,653

TEXAS 12.2%
Austin, Texas Water & Wastewater System Revenue Notes, Series 2009
5.000% due 11/15/2017	250	267
Dallas/Fort Worth International Airport, Texas Revenue Notes, Series 2009
5.000% due 11/01/2017	1,000	1,066
Dallas/Fort Worth International Airport, Texas Revenue Notes, Series 2013
5.000% due 11/01/2018	500	553
Fort Bend Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2010
5.000% due 08/15/2016	500	508
Houston Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012
1.700% due 06/01/2030	1,000	1,013
Lower Colorado River Authority, Texas Revenue Notes, Series 2013
5.000% due 05/15/2017	1,595	1,668
Lower Neches Valley Authority Industrial Development Corp., Texas Revenue Bonds, Series 2003
0.340% due 08/01/2022	750	750
Lower Neches Valley Authority Industrial Development Corp., Texas Revenue Bonds, Series 2011
0.300% due 11/01/2051	1,000	1,000
San Antonio, Texas Water System Revenue Bonds, Series 2013
1.080% due 05/01/2043	1,000	1,000
University of North Texas Revenue Notes, Series 2010
5.000% due 04/15/2016	250	250

		8,075

UTAH 3.6%
Intermountain Power Agency, Utah Revenue Notes, Series 2013
5.000% due 07/01/2018	760	829
Intermountain Power Agency, Utah Revenue Notes, Series 2014
5.000% due 07/01/2018	500	544
Murray, Utah Revenue Bonds, Series 2003
0.320% due 05/15/2036	1,000	1,000

		2,373

VIRGINIA 3.4%
Louisa Industrial Development Authority, Virginia Revenue Bonds, Series 2008
2.150% due 11/01/2035	1,000	1,032

Virginia Public School Authority Revenue Notes, Series 2011
5.000% due 08/01/2018	1,140	1,249

		2,281

WASHINGTON 1.5%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2015
1.100% due 11/01/2045	1,000	1,000

WISCONSIN 1.2%
Wisconsin Department of Transportation Revenue Notes, Series 2013
4.000% due 07/01/2018	750	803

Total Municipal Bonds & Notes (Cost $64,900)		65,350

SHORT-TERM INSTRUMENTS 3.6%
REPURCHASE AGREEMENTS (d) 0.4%		295

U.S. TREASURY BILLS 3.2%
0.243% due 04/28/2016 (b)(c)	2,100	2,100

Total Short-Term Instruments (Cost $2,394)		2,395

Total Investments in Securities (Cost $67,294)		67,745

Total Investments 102.4% (Cost $67,294)		$67,745
Other Assets and Liabilities, net (2.4%)		(1,586)

Net Assets 100.0%		$66,159

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Coupon represents a yield to maturity.

(c)	Zero coupon bond.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$295	U.S. Treasury Notes 1.625% due 04/30/2019	$(303)	$295	$295

Total Repurchase Agreements						$(303)	$295	$295

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$1,328	$0	$1,328
California	0	2,509	0	2,509
Colorado	0	1,150	0	1,150
Connecticut	0	2,493	0	2,493
Florida	0	6,057	0	6,057
Georgia	0	2,658	0	2,658
Illinois	0	4,754	0	4,754
Indiana	0	1,358	0	1,358
Louisiana	0	353	0	353
Michigan	0	1,564	0	1,564
Minnesota	0	830	0	830
Nebraska	0	2,054	0	2,054
Nevada	0	2,100	0	2,100
New Mexico	0	1,793	0	1,793
New York	0	8,039	0	8,039
North Carolina	0	1,341	0	1,341
Ohio	0	4,083	0	4,083
Oklahoma	0	441	0	441
Oregon	0	260	0	260
Pennsylvania	0	5,653	0	5,653
Texas	0	8,075	0	8,075
Utah	0	2,373	0	2,373
Virginia	0	2,281	0	2,281
Washington	0	1,000	0	1,000
Wisconsin	0	803	0	803
Short-Term Instruments
Repurchase Agreements	0	295	0	295
U.S. Treasury Bills	0	2,100	0	2,100

Total Investments	$0	$67,745	$0	$67,745

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Active Exchange-Traded Fund

March 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 132.8%
BANK LOAN OBLIGATIONS 0.5%
HCA, Inc.
3.381% due 05/01/2018		$3,900	$3,904
MGM Resorts International
3.183% due 12/20/2017		9,675	9,663

Total Bank Loan Obligations (Cost $13,593)			13,567

CORPORATE BONDS & NOTES 32.0%
BANKING & FINANCE 23.1%
Allstate Life Global Funding Trusts
1.094% due 11/25/2016		2,500	2,476
Ally Financial, Inc.
2.750% due 01/30/2017		2,100	2,095
3.300% due 07/18/2016		2,600	2,606
3.500% due 07/18/2016		2,000	2,006
3.500% due 01/27/2019		10,000	9,875
Banca Monte dei Paschi di Siena SpA
5.000% due 02/09/2056	EUR	400	491
Banco Espirito Santo S.A.
2.625% due 05/08/2017 ^		1,100	307
4.750% due 01/15/2018 ^		2,500	697
Bank of America Corp.
2.600% due 01/15/2019		$21,900	22,289
3.300% due 01/11/2023		4,200	4,243
5.750% due 12/01/2017		5,400	5,741
6.400% due 08/28/2017		4,600	4,891
6.875% due 04/25/2018		12,400	13,624
Bankia S.A.
4.375% due 02/14/2017	EUR	3,800	4,480
Barclays Bank PLC
7.625% due 11/21/2022		$16,900	18,199
7.750% due 04/10/2023		5,400	5,677
14.000% due 06/15/2019 (h)	GBP	4,500	8,185
BPCE S.A.
4.625% due 07/11/2024		$7,000	6,867
5.150% due 07/21/2024		10,000	10,235
CIT Group, Inc.
4.250% due 08/15/2017		6,000	6,121
5.000% due 05/15/2017		13,300	13,566
Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019		5,200	6,096
Citigroup, Inc.
2.650% due 10/26/2020		4,000	4,044
Credit Agricole S.A.
8.125% due 09/19/2033		11,200	12,202
Credit Suisse AG
6.500% due 08/08/2023		15,400	16,629
Eksportfinans ASA
2.375% due 05/25/2016		12,491	12,505
5.500% due 06/26/2017		1,000	1,042
Ford Motor Credit Co. LLC
1.500% due 01/17/2017		3,500	3,496
3.200% due 01/15/2021		5,300	5,428
6.625% due 08/15/2017		15,600	16,553
General Motors Financial Co., Inc.
3.200% due 07/13/2020		7,400	7,394
6.750% due 06/01/2018		1,400	1,513
Goldman Sachs Group, Inc.
6.150% due 04/01/2018		11,000	11,907
Hospitality Properties Trust
4.250% due 02/15/2021		2,200	2,236
ING Bank NV
1.398% due 08/17/2018		12,500	12,465
International Lease Finance Corp.
5.750% due 05/15/2016		3,900	3,911
8.750% due 03/15/2017		8,700	9,186
Intesa Sanpaolo SpA
2.375% due 01/13/2017		10,000	10,045
3.875% due 01/16/2018		7,500	7,679
JPMorgan Chase & Co.
1.071% due 05/30/2017	GBP	6,200	8,862
2.115% due 03/01/2021		$5,300	5,384
2.550% due 10/29/2020		5,000	5,073
3.125% due 01/23/2025		6,800	6,834
6.300% due 04/23/2019		11,300	12,788

KBC Bank NV
8.000% due 01/25/2023		13,600	14,722
Lloyds Bank PLC
1.621% due 01/22/2019		7,000	6,997
12.000% due 12/16/2024 (h)		13,900	18,742
MassMutual Global Funding
2.350% due 04/09/2019		21,600	22,087
Morgan Stanley
2.450% due 02/01/2019		5,400	5,484
National Australia Bank Ltd.
2.250% due 03/16/2021		6,500	6,571
Navient Corp.
5.500% due 01/15/2019		1,900	1,876
8.450% due 06/15/2018		3,900	4,193
8.780% due 09/15/2016	MXN	65,600	3,815
Nykredit Realkredit A/S
2.000% due 04/01/2017	DKK	171,400	26,713
Pacific Life Insurance Co.
9.250% due 06/15/2039		$5,000	7,238
Piper Jaffray Cos.
5.060% due 10/09/2018		2,000	2,029
Preferred Term Securities Ltd.
0.934% due 03/22/2037		3,486	2,458
Rabobank Group
6.875% due 03/19/2020	EUR	4,200	5,651
Royal Bank of Canada
2.300% due 03/22/2021		$6,500	6,564
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	4,200	5,257
SLM Student Loan Trust
0.325% due 12/15/2033		38,196	35,739
0.404% due 07/25/2039		8,500	7,802
1.141% due 03/15/2038	GBP	26,146	31,078
1.141% due 12/15/2039		9,710	11,377
Springleaf Finance Corp.
6.900% due 12/15/2017		$3,900	4,037
Sumitomo Mitsui Financial Group, Inc.
2.316% due 03/09/2021		6,500	6,564
UBS AG
7.625% due 08/17/2022		13,950	15,998
UBS Group Funding Jersey Ltd.
3.000% due 04/15/2021 (c)		6,700	6,719
Wells Fargo & Co.
2.500% due 03/04/2021		7,000	7,097
2.550% due 12/07/2020		8,060	8,210

			602,961

INDUSTRIALS 6.4%
AbbVie, Inc.
2.900% due 11/06/2022		3,000	3,058
Apple, Inc.
2.850% due 05/06/2021		20,500	21,533
BAT International Finance PLC
9.500% due 11/15/2018		11,465	13,653
Canadian Natural Resources Ltd.
5.700% due 05/15/2017		5,200	5,362
Corp. Nacional del Cobre de Chile
4.500% due 09/16/2025 (j)		6,400	6,552
CVS Health Corp.
2.250% due 12/05/2018		1,600	1,640
Enterprise Products Operating LLC
6.300% due 09/15/2017		11,715	12,404
Hampton Roads PPV LLC
6.621% due 06/15/2053		36,216	34,596
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	7,800	8,099
Kinder Morgan Energy Partners LP
3.500% due 03/01/2021		$3,300	3,181
4.150% due 02/01/2024		2,779	2,621
6.850% due 02/15/2020		1,100	1,203
Kinder Morgan, Inc.
1.500% due 03/16/2022	EUR	2,300	2,486
Meccanica Holdings USA, Inc.
6.250% due 07/15/2019		$6,900	7,521
MGM Resorts International
10.000% due 11/01/2016		1,100	1,146
Mid-America Apartments LP
4.000% due 11/15/2025		7,500	7,674
Mondelez International, Inc.
1.136% due 02/01/2019		1,825	1,800
2.250% due 02/01/2019		16,200	16,554
Petrofac Ltd.
3.400% due 10/10/2018		1,550	1,428

Regency Energy Partners LP
4.500% due 11/01/2023	5,000	4,420
5.000% due 10/01/2022	2,500	2,354
Sabine Pass Liquefaction LLC
5.625% due 03/01/2025	2,000	1,915
Williams Partners LP
4.125% due 11/15/2020	2,000	1,819
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	3,335	3,386

		166,405

UTILITIES 2.5%
AT&T, Inc.
1.305% due 03/11/2019	4,622	4,588
2.375% due 11/27/2018	9,302	9,510
3.600% due 02/17/2023	4,000	4,163
Duke Energy Corp.
3.050% due 08/15/2022	1,700	1,719
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	1,680	1,758
Petrobras Global Finance BV
2.000% due 05/20/2016	1,500	1,498
2.238% due 05/20/2016	1,600	1,598
2.762% due 01/15/2019	400	326
3.002% due 03/17/2017	600	581
3.500% due 02/06/2017	7,000	6,900
3.522% due 03/17/2020	2,600	2,008
4.375% due 05/20/2023	100	73
4.875% due 03/17/2020	200	167
6.850% due 06/05/2115	5,700	3,946
6.875% due 01/20/2040	5,200	3,761
Plains All American Pipeline LP
6.500% due 05/01/2018	2,130	2,221
Verizon Communications, Inc.
3.650% due 09/14/2018	16,425	17,303
5.150% due 09/15/2023	3,600	4,163

		66,283

Total Corporate Bonds & Notes (Cost $853,424)		835,649

MUNICIPAL BONDS & NOTES 2.2%
CALIFORNIA 0.8%
California State General Obligation Bonds, (BABs), Series 2009
7.550% due 04/01/2039	4,500	6,894
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	4,400	6,845
7.950% due 03/01/2036	5,000	6,071
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	900	1,218

		21,028

FLORIDA 0.4%
Palm Beach County, Florida Revenue Bonds, Series 2013
5.250% due 11/01/2043	7,520	8,222
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2013
2.995% due 07/01/2020	2,265	2,336

		10,558

ILLINOIS 0.7%
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	9,400	9,381
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	6,800	7,436

		16,817

SOUTH DAKOTA 0.3%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013
3.539% due 06/01/2022	8,000	8,259

Total Municipal Bonds & Notes (Cost $54,694)		56,662

U.S. GOVERNMENT AGENCIES 36.3%
Fannie Mae
0.000% due 07/25/2031 - 02/25/2040 (b)(e)	829	774
0.621% due 08/25/2022 (a)	19,753	601
2.468% due 09/01/2034	54	58
2.500% due 03/25/2033	2	2
2.572% due 04/01/2036	38	40
3.000% due 03/25/2033 - 04/25/2043	9	8

3.500% due 06/25/2042 - 05/25/2043	617	680
4.000% due 07/01/2042	339	355
4.500% due 11/25/2035 - 03/25/2041	206	229
5.000% due 02/01/2033 - 04/01/2038	731	797
5.500% due 09/01/2026 - 08/01/2038	532	586
5.567% due 09/25/2042 (a)	104,851	22,206
5.987% due 04/25/2040 (a)	255	33
6.000% due 05/25/2031 - 07/25/2037	125	146
6.394% due 05/25/2042	308	339
6.767% due 05/25/2036 (a)	3,641	676
19.653% due 01/25/2036	1,186	1,591
23.367% due 07/25/2023	24	38
Fannie Mae, TBA
3.000% due 05/01/2046	91,000	93,195
3.500% due 04/01/2046 - 05/01/2046	206,000	215,886
4.000% due 04/01/2046 - 06/01/2046	291,000	310,726
4.500% due 04/01/2046 - 06/01/2046	100,000	108,693
Freddie Mac
0.000% due 01/15/2033 - 07/15/2039 (b)(e)	2,015	1,885
1.075% due 09/25/2025	13,400	13,415
2.455% due 10/01/2036	9	10
2.605% due 07/01/2036	73	77
2.615% due 11/01/2023	1	1
2.694% due 12/01/2031	193	204
3.000% due 01/15/2043 - 02/15/2043	9	9
3.500% due 12/15/2028 (a)	6,752	628
3.500% due 02/15/2043 - 04/15/2043	4	4
4.500% due 10/01/2037	244	257
4.594% due 05/15/2041	5,444	5,369
5.000% due 03/01/2033 - 07/15/2041	502	552
5.000% due 08/15/2039 (a)	599	56
5.250% due 04/15/2033	71	80
5.500% due 08/15/2033 - 09/01/2037	388	426
6.000% due 02/01/2033 - 08/01/2037	419	470
6.293% due 06/15/2042	2,819	2,926
9.028% due 01/15/2041	7,019	8,281
18.132% due 10/15/2023	305	435
18.463% due 05/15/2033	128	188
Freddie Mac, TBA
3.500% due 05/01/2046	27,000	28,225
4.000% due 05/01/2046	10,000	10,658
Ginnie Mae
0.895% due 09/20/2065	11,915	11,762
0.945% due 10/20/2065	11,263	11,098
0.995% due 06/20/2065	17,272	16,859
1.005% due 06/20/2065	5,292	5,246
1.210% due 02/20/2066	14,202	14,190
1.345% due 07/20/2065	13,000	12,940
1.590% due 03/20/2066	4,700	4,727
3.500% due 12/20/2040	88	92
4.750% due 01/20/2035	34	39
5.500% due 04/16/2034 - 07/20/2037	84	97
Ginnie Mae, TBA
3.500% due 04/01/2046	17,000	17,963
4.000% due 04/01/2046 - 05/23/2046	20,000	21,361

Total U.S. Government Agencies (Cost $946,988)		948,189

U.S. TREASURY OBLIGATIONS 37.2%
U.S. Treasury Bonds
2.500% due 02/15/2045 (n)	81,800	79,796
2.500% due 02/15/2046	12,400	12,092
2.750% due 08/15/2042	5,800	5,993
2.750% due 11/15/2042	46,700	48,173
2.875% due 05/15/2043	10,100	10,650
2.875% due 08/15/2045	45,200	47,561
3.000% due 05/15/2042	42,700	46,396
3.000% due 11/15/2044	49,100	53,009
3.000% due 11/15/2045	35,000	37,800
3.125% due 08/15/2044	27,200	30,107
3.375% due 05/15/2044	32,600	37,813
U.S. Treasury Floating Rate Notes
0.468% due 10/31/2017 (n)	375	375
U.S. Treasury Inflation Protected Securities (g)
0.125% due 04/15/2017 (l)	9,179	9,287
0.125% due 04/15/2018 (l)	3,382	3,443
0.125% due 07/15/2024 (l)	48,389	48,625
0.250% due 01/15/2025	3,701	3,736
0.375% due 07/15/2023	11,198	11,550
0.375% due 07/15/2025	16,883	17,268
0.625% due 07/15/2021	76,416	80,301
0.625% due 01/15/2026	16,850	17,634
0.750% due 02/15/2042	1,782	1,735
0.750% due 02/15/2045	6,137	5,955
1.000% due 02/15/2046	2,200	2,299
1.375% due 02/15/2044	4,778	5,363

1.750% due 01/15/2028		72,372	84,036
2.375% due 01/15/2025		51,906	61,887
2.375% due 01/15/2027		65,316	79,890
2.500% due 01/15/2029		20,413	25,682
U.S. Treasury Notes
1.750% due 09/30/2022 (l)(n)		8,100	8,228
2.250% due 11/15/2024 (l)(n)		4,000	4,173
2.375% due 08/15/2024 (l)(n)		20,500	21,602
2.500% due 05/15/2024 (l)(n)		45,700	48,622
2.750% due 02/15/2024 (l)(n)		19,400	21,018

Total U.S. Treasury Obligations (Cost $939,091)			972,099

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.9%
American Home Mortgage Investment Trust
2.381% due 09/25/2045		47	45
BAMLL Commercial Mortgage Securities Trust
1.236% due 06/15/2028		3,000	3,004
Banc of America Alternative Loan Trust
6.000% due 03/25/2034		27	28
Banc of America Mortgage Trust
2.746% due 10/25/2034		1,244	1,214
Banc of America Re-REMIC Trust
5.586% due 06/24/2050		4,627	4,666
Barclays Commercial Mortgage Securities Trust
3.323% due 09/10/2028		6,500	6,712
BCAP LLC Trust
4.000% due 04/26/2037		2,905	2,928
BCAP Ltd.
5.596% due 01/27/2037		1,981	1,983
Bear Stearns ALT-A Trust
1.073% due 04/25/2034		74	71
Berica ABS SRL
0.058% due 12/31/2055	EUR	1,786	2,021
Business Mortgage Finance PLC
2.593% due 02/15/2041	GBP	3,607	5,067
Countrywide Home Loan Mortgage Pass-Through Trust
0.973% due 03/25/2035		$297	275
Credit Suisse First Boston Mortgage Securities Corp.
1.083% due 11/25/2031		50	42
2.787% due 11/25/2034		87	89
Credit Suisse Mortgage Capital Certificates
2.781% due 10/27/2036		36	35
3.500% due 03/25/2054		6,693	6,606
5.509% due 04/15/2047		200	200
6.000% due 05/27/2036		64	65
Great Hall Mortgages PLC
0.380% due 03/18/2039	EUR	452	484
0.719% due 03/18/2039	GBP	5,376	7,287
0.729% due 06/18/2039		32,017	42,787
0.739% due 06/18/2038		6,633	8,998
0.769% due 06/18/2039		$4,844	4,413
GSR Mortgage Loan Trust
2.799% due 09/25/2034		765	724
HomeBanc Mortgage Trust
0.763% due 10/25/2035		4,493	4,153
JPMorgan Chase Commercial Mortgage Securities Trust
2.962% due 10/05/2028		7,800	7,837
5.440% due 06/12/2047		5,975	6,081
JPMorgan Mortgage Trust
2.796% due 07/25/2035		93	93
JPMorgan Resecuritization Trust
5.576% due 07/27/2037		62	60
LB-UBS Commercial Mortgage Trust
4.568% due 01/15/2031		945	948
Leek Finance PLC
0.868% due 12/21/2037	GBP	1,200	1,833
Lehman XS Trust
1.351% due 11/25/2035		$157	142
Marche Mutui SRL
2.095% due 01/27/2064	EUR	3,670	4,210
MASTR Adjustable Rate Mortgages Trust
2.810% due 03/25/2035		$5,410	5,339
Merrill Lynch Mortgage Investors Trust
2.217% due 05/25/2029		42	42
Residential Accredit Loans, Inc. Trust
5.500% due 11/25/2034		5,502	5,516
Residential Asset Securitization Trust
0.983% due 08/25/2033		68	61
RMAC Securities PLC
0.741% due 06/12/2044	GBP	3,276	4,201
Royal Bank of Scotland Capital Funding Trust
5.223% due 08/16/2048		$251	252
5.331% due 02/16/2044		303	309
5.336% due 05/16/2047		357	360

Sequoia Mortgage Trust
1.353% due 02/20/2035		2,362	2,238
Thornburg Mortgage Securities Trust
5.090% due 10/25/2046		6,672	6,371
Trinity Square PLC
1.786% due 07/15/2051	GBP	3,600	5,131
Wachovia Bank Commercial Mortgage Trust
0.616% due 06/15/2049		$378	371

Total Non-Agency Mortgage-Backed Securities (Cost $160,279)			155,292

ASSET-BACKED SECURITIES 3.9%
Aquilae CLO PLC
0.187% due 01/17/2023	EUR	37	42
ARES CLO Ltd.
1.911% due 10/12/2023		$6,300	6,261
Bosphorus CLO DAC
1.000% due 10/15/2025 (c)	EUR	10,800	12,272
EFS Volunteer LLC
1.313% due 07/26/2027		$483	477
First Franklin Mortgage Loan Asset-Backed Certificates
1.258% due 05/25/2034		5,142	4,708
Ford Credit Auto Owner Trust
0.680% due 02/15/2017		8,028	8,028
Harbourmaster CLO BV
0.872% due 05/08/2023	GBP	3,180	4,499
Long Beach Mortgage Loan Trust
1.333% due 06/25/2035		$7,263	6,710
Mid-State Capital Corp. Trust
6.005% due 08/15/2037		48	52
Mid-State Trust
6.340% due 10/15/2036		7,027	7,505
Securitized Asset-Backed Receivables LLC Trust
0.723% due 12/25/2035		6,338	5,629
SLM Student Loan Trust
0.325% due 12/15/2027	EUR	10,089	10,776
0.404% due 01/25/2040		6,800	5,580
0.404% due 01/25/2041		10,000	9,455
Telos CLO Ltd.
2.290% due 04/17/2025 (c)		$7,100	7,100
Vericrest Opportunity Loan Trust
3.375% due 11/25/2054		3,850	3,805
VOLT LLC
3.875% due 04/25/2055		1,347	1,350
4.250% due 03/26/2046		3,900	3,904
Westwood CDO Ltd.
0.839% due 04/25/2022		4,944	4,841
Wood Street CLO BV
0.231% due 11/22/2021	EUR	287	325

Total Asset-Backed Securities (Cost $103,242)			103,319

SOVEREIGN ISSUES 9.0%
Autonomous Community of Catalonia
4.300% due 11/15/2016		900	1,020
4.750% due 06/04/2018		900	1,027
4.950% due 02/11/2020		12,020	13,699
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (e)	BRL	639,600	166,455
Cyprus Government International Bond
3.875% due 05/06/2022	EUR	4,100	4,775
Mexico Government International Bond
4.000% due 11/08/2046 (g)	MXN	78,943	4,840
6.500% due 06/09/2022		33,200	2,016
8.500% due 12/13/2018		400,000	25,336
Province of Quebec
2.625% due 02/13/2023		$15,000	15,426

Total Sovereign Issues (Cost $225,723)			234,594

SHORT-TERM INSTRUMENTS 5.8%
COMMERCIAL PAPER 4.1%
Baxalta, Inc.
1.100% due 04/05/2016		5,400	5,400
Duke Energy Corp.
1.010% due 04/11/2016		10,100	10,098
Entergy Corp.
1.040% due 04/11/2016		14,700	14,697
Exelon Generation Co. LLC
1.025% due 04/05/2016		5,500	5,500
1.050% due 05/11/2016		2,900	2,898
Hewlett Packard Enterprise Co.
1.015% due 04/25/2016 (f)		13,000	12,996

Humana, Inc.
0.900% due 04/12/2016		4,000	3,999
Hyundai Capital America
0.920% due 05/09/2016		11,400	11,394
Thermo Fisher Scientific, Inc.
1.570% due 06/10/2016		8,000	7,980
1.800% due 07/08/2016		8,000	7,970
Viacom, Inc.
1.270% due 04/14/2016		5,200	5,199
Volvo Group Treasury N.A.
0.820% due 04/13/2016		6,500	6,499
0.870% due 04/11/2016		2,500	2,500
Wyndham Worldwide
1.140% due 04/07/2016		9,000	8,999

			106,129

REPURCHASE AGREEMENTS (i) 0.2%			3,953

JAPAN TREASURY BILLS 0.8%
(0.120%) due 05/12/2016 (e)(f)	JPY	2,360,000	20,972

U.S. TREASURY BILLS 0.7%
0.257% due 04/07/2016 - 04/28/2016 (d)(e)(n)		$19,644	19,643

Total Short-Term Instruments (Cost $150,425)			150,697

Total Investments in Securities (Cost $3,447,459)			3,470,068

Total Investments 132.8% (Cost $3,447,459)			$3,470,068
Financial Derivative Instruments (k)(m) (0.3%) (Cost or Premiums, net $(12,224))			(8,681)
Other Assets and Liabilities, net (32.5%)			(848,024)

Net Assets 100.0%			$2,613,363

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon bond.

(f)	Coupon represents a yield to maturity.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$3,953	U.S. Treasury Notes 1.625% due 04/30/2019	$(4,033)	$3,953	$3,953

Total Repurchase Agreements						$(4,033)	$3,953	$3,953

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
GSC	(1.000)%	10/20/2015	TBD	(2)	$(5,699)	$(5,673)

Total Reverse Repurchase Agreements						$(5,673)

(2)	Open maturity reverse repurchase agreement.
(3)	The average amount of borrowings outstanding during the period ended March 31, 2016 was $(27,120) at a weighted average interest rate of 0.053%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

(j)	Securities with an aggregate market value of $6,552 have been pledged as collateral under the terms of master agreements as of March 31, 2016.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note June Futures	$111.750	05/20/2016	220	$2	$2
Put - CBOT U.S. Treasury 5-Year Note June Futures	112.500	05/20/2016	1,689	14	11
Put - CBOT U.S. Treasury 5-Year Note June Futures	114.250	05/20/2016	423	4	0

				$20	$13

Total Purchased Options				$20	$13

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note May Futures	$129.250	04/22/2016	175	$(57)	$(30)
Put - CBOT U.S. Treasury 10-Year Note May Futures	129.500	04/22/2016	274	(110)	(53)
Call - CBOT U.S. Treasury 10-Year Note May Futures	130.000	04/22/2016	179	(101)	(153)

				$(268)	$(236)

Total Written Options				$(268)	$(236)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	490	$(213)	$0	$(49)
90-Day Eurodollar December Futures	Short	12/2018	2,269	(1,133)	0	(312)
90-Day Eurodollar June Futures	Short	06/2018	880	(615)	0	(110)
90-Day Eurodollar March Futures	Short	03/2017	163	(294)	0	(4)
90-Day Eurodollar March Futures	Short	03/2018	2,696	(5,463)	0	(337)
90-Day Eurodollar September Futures	Short	09/2018	1,372	(754)	0	(189)
Australia Government 10-Year Bond June Futures	Long	06/2016	1	1	1	0
Call Options Strike @ EUR 164.500 on Euro-Bund 10-Year Bond May Futures	Short	04/2016	141	61	14	0
Call Options Strike @ EUR 165.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2016	22	(2)	2	(1)
Call Options Strike @ EUR 165.000 on Euro-Bund 10-Year Bond May Futures	Short	04/2016	176	69	12	0
Euro-BTP Italy Government Bond June Futures	Short	06/2016	90	(217)	2	(27)
Euro-Bund 10-Year Bond June Futures	Short	05/2016	63	50	12	(3)
Euro-Bund 10-Year Bond June Futures	Long	06/2016	80	26	5	(24)
Put Options Strike @ EUR 158.500 on Euro-Bund 10-Year Bond June Futures	Short	05/2016	22	8	0	(1)
Put Options Strike @ EUR 160.500 on Euro-Bund 10-Year Bond May Futures	Short	04/2016	150	37	0	(3)
Put Options Strike @ EUR 161.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2016	143	1	3	(2)
Put Options Strike @ EUR 161.000 on Euro-Bund 10-Year Bond May Futures	Short	04/2016	263	97	0	(6)
Put Options Strike @ EUR 161.500 on Euro-Bund 10-Year Bond May Futures	Short	04/2016	148	(1)	0	(5)
Put Options Strike @ EUR 162.000 on Euro-Bund 10-Year Bond May Futures	Short	04/2016	285	(16)	0	(16)
U.S. Treasury 5-Year Note June Futures	Long	06/2016	5,781	1,209	1,265	0
U.S. Treasury 10-Year Note June Futures	Long	06/2016	979	809	367	0
U.S. Treasury 30-Year Bond June Futures	Long	06/2016	855	(445)	828	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2018	845	207	30	(91)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2018	1,498	(873)	54	(161)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2017	224	8	4	(20)

Total Futures Contracts				$(7,443)	$2,599	$(1,361)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	06/17/2016		$51,900	$(133)	$(108)	$0	$(1)
Pay	3-Month USD-LIBOR	2.000	12/16/2019		59,100	(2,396)	(1,078)	0	(71)
Pay	3-Month USD-LIBOR *	2.000	06/15/2021		119,100	(4,474)	(405)	0	(225)
Pay	3-Month USD-LIBOR	2.250	12/16/2022		137,600	(8,722)	(7,405)	0	(385)
Pay	3-Month USD-LIBOR	2.350	08/05/2025		29,900	(2,027)	(1,175)	0	(107)
Pay	3-Month USD-LIBOR	2.500	12/16/2025		29,200	(2,554)	(1,997)	0	(110)
Pay	3-Month USD-LIBOR *	2.250	06/15/2026		49,400	(2,638)	(2,653)	0	(180)
Pay	3-Month USD-LIBOR	2.750	12/16/2045		174,200	(25,214)	(18,226)	0	(1,230)
Pay	3-Month USD-LIBOR *	2.500	06/15/2046		50,100	(4,012)	(894)	0	(347)
Pay	6-Month GBP-LIBOR	1.500	12/16/2017	GBP	71,200	(1,485)	(371)	0	(28)
Pay	6-Month GBP-LIBOR *	1.000	06/15/2018		11,700	(63)	(105)	0	(8)
Pay	6-Month GBP-LIBOR *	1.000	09/21/2018		134,400	(620)	(417)	0	(123)
Pay	6-Month GBP-LIBOR *	1.250	09/21/2018		30,800	(362)	(176)	0	(28)
Pay	6-Month GBP-LIBOR *	1.500	09/21/2018		9,500	(179)	(164)	0	(9)
Pay	28-Day MXN-TIIE	4.140	06/22/2016	MXN	4,036,000	(62)	(62)	1	0
Pay	28-Day MXN-TIIE	4.060	08/24/2016		856,600	(27)	(210)	0	0
Pay	28-Day MXN-TIIE	4.390	09/08/2017		60,800	(6)	(23)	0	0
Pay	28-Day MXN-TIIE	5.615	06/02/2020		96,500	110	(8)	4	0
Pay	28-Day MXN-TIIE	5.535	06/11/2020		191,200	178	45	10	0
Pay	28-Day MXN-TIIE	6.960	07/27/2020		265,500	1,133	(109)	11	0
Pay	28-Day MXN-TIIE	5.495	09/22/2020		183,400	138	4	8	0
Pay	28-Day MXN-TIIE	5.310	10/22/2020		271,500	69	18	12	0
Pay	28-Day MXN-TIIE	5.095	02/05/2021		141,600	(65)	(72)	7	0
Pay	28-Day MXN-TIIE	5.370	02/19/2021		208,700	43	43	10	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		1,118,700	(50)	407	75	0
Pay	28-Day MXN-TIIE	5.375	01/07/2022		324,400	(94)	150	23	0
Pay	28-Day MXN-TIIE	6.000	06/07/2022		297,900	420	131	25	0
Pay	28-Day MXN-TIIE	5.500	09/02/2022		64,500	(23)	30	6	0
Pay	28-Day MXN-TIIE	5.975	09/16/2022		79,600	98	34	7	0
Pay	28-Day MXN-TIIE	5.910	09/22/2022		93,000	92	38	8	0
Pay	28-Day MXN-TIIE	5.825	01/12/2023		427,900	235	135	40	0
Pay	28-Day MXN-TIIE	6.530	06/05/2025		110,200	264	62	4	0
Pay	28-Day MXN-TIIE	5.990	01/30/2026		4,800	(1)	(3)	0	0

						$(52,427)	$(34,564)	$251	$(2,852)

Total Swap Agreements						$(52,427)	$(34,564)	$251	$(2,852)

*	This security has a forward starting effective date.

(l)	Securities with an aggregate market value of $49,017 and cash of $4,210 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	05/2016		$1,303	MYR	5,677	$161	$0
BOA	05/2016	EUR	18,507		$20,545	0	(538)
	05/2016	KRW	2,100,364		1,739	0	(92)
	05/2016	MXN	80,659		4,584	0	(65)
	05/2016	TWD	53,242		1,586	0	(70)
	05/2016		$9,591	EUR	8,558	159	0
	05/2016		104	INR	7,113	2	0
	05/2016		908	KRW	1,113,390	63	0
	05/2016		282	THB	10,282	10	0
	05/2016		5,605	TWD	188,026	245	0
	06/2016	EUR	58,878		$80,612	13,467	0
	06/2016		$3,452	EUR	2,556	0	(537)
	04/2017	DKK	173,130		$26,118	0	(704)
BPS	05/2016	MYR	74,960		17,220	0	(2,111)
	05/2016		$11,339	MXN	202,415	329	0
	09/2016	CNH	43,372		$6,592	0	(66)
	09/2016		$2,993	CNH	20,287	121	0
	10/2016	BRL	110,000		$25,632	0	(3,405)
	10/2016	CNH	20,287		2,986	0	(125)
BRC	05/2016	MXN	714,605		40,106	0	(1,084)
	05/2016		$5,114	MXN	91,185	142	0
	05/2016		2,116	MYR	8,877	173	0
	05/2016		6,100	THB	220,088	149	0
	06/2016	EUR	11,049		$15,193	2,588	0
CBK	04/2016	BRL	7,480		2,174	94	0
	04/2016	GBP	117,103		163,612	0	(4,577)
	04/2016		$1,866	BRL	7,480	215	0
	05/2016	AUD	5,298		$3,718	0	(336)
	05/2016	CAD	43,354		31,402	0	(1,981)
	05/2016	CHF	790		815	0	(8)
	05/2016	EUR	41,017		45,465	0	(1,263)
	05/2016	JPY	5,689,800		50,147	0	(463)
	05/2016	MXN	255,451		14,542	0	(182)
	05/2016	MYR	43,785		10,203	0	(1,089)
	05/2016	SGD	408		292	0	(11)
	05/2016		$18,483	CAD	24,911	699	0
	05/2016		17,842	EUR	15,721	67	0
	05/2016		699	KRW	843,344	36	0
	05/2016		7,713	MXN	137,622	220	0
	05/2016		1,450	MYR	6,031	105	0
	05/2016		243	THB	8,724	5	0
	09/2016		6,885	CNH	46,935	316	0
DUB	05/2016	THB	128,736		$3,614	0	(41)
	05/2016		$3,685	MYR	15,504	313	0
	06/2016	EUR	6,201		$8,490	1,419	0
	06/2016		$3,897	EUR	2,883	0	(609)
	09/2016		915	CNH	6,183	34	0
	10/2016	BRL	352,200		$82,522	0	(10,451)
	12/2016		$489	CNH	3,333	20	0
FBF	04/2016	BRL	109,137		$29,072	4	(1,284)
	04/2016		$30,666	BRL	109,137	0	(313)
	05/2016		927	TWD	30,730	29	0
GLM	04/2016	BRL	136,742		$34,180	0	(3,850)
	04/2016		$38,423	BRL	136,742	0	(393)
	04/2016		14,114	GBP	10,092	381	0
	05/2016	CAD	5,241		$3,791	0	(245)
	05/2016	EUR	19,964		22,115	0	(629)
	05/2016	JPY	4,460,800		39,976	297	0
	05/2016	MXN	16,365		936	0	(7)
	05/2016		$21,888	CAD	29,688	972	0
	05/2016		366	THB	13,363	13	0
	09/2016		2,738	CNH	18,574	112	0
	10/2016	BRL	23,600		$5,557	0	(673)
	10/2016	CNH	18,574		2,734	0	(113)
	10/2016		$10,342	CNH	70,721	501	0
	12/2016		6,823		46,365	259	0
HUS	04/2016	BRL	175,429		$49,293	504	0
	04/2016		$48,690	BRL	175,429	100	0
	05/2016	BRL	175,429		$48,333	0	(68)
	05/2016	MYR	10,947		2,645	0	(178)
	05/2016		$51,351	EUR	45,765	785	0
	05/2016		247	KRW	296,400	11	0
	05/2016		7,750	MYR	34,008	1,020	0
	09/2016	CNH	51,446		$7,815	0	(80)
	09/2016		$722	CNH	4,894	29	0
	10/2016	CNH	45,637		$6,928	0	(69)
	12/2016		46,365		6,978	0	(104)
JPM	04/2016	BRL	145,190		40,796	417	0
	04/2016	RUB	82,653		1,052	0	(174)
	04/2016		$36,387	BRL	145,190	3,992	0
	04/2016		11,499	GBP	8,010	5	0
	05/2016	CAD	7,415		$5,645	0	(64)
	05/2016	EUR	10,497		11,575	0	(383)
	05/2016	JPY	2,184,900		19,435	30	(30)
	05/2016	KRW	2,487,197		2,052	0	(117)
	05/2016	MYR	15,852		3,600	0	(488)
	05/2016	RUB	409,009		5,305	0	(711)
	05/2016	THB	308,637		8,554	0	(209)
	05/2016	TWD	198,818		5,933	0	(252)
	05/2016		$1,729	CAD	2,327	63	0
	05/2016		53,808	JPY	6,086,646	333	0
	05/2016		2,090	KRW	2,512,462	100	0
	05/2016		3,710	MYR	15,502	288	0
	05/2016		9,419	THB	337,787	171	0
	05/2016		360	TWD	12,064	15	0
	09/2016	CNH	6,771		$1,032	0	(7)
	09/2016		$7,850	CNH	53,324	333	0
	10/2016	BRL	146,100		$33,906	0	(4,661)
	10/2016	CNH	31,386		4,762	0	(51)
	10/2016		$13,339	BRL	50,900	98	0
	12/2016		8,438	CNH	57,987	421	0
MSB	04/2016	BRL	156,253		$38,720	0	(4,737)
	04/2016		$41,566	BRL	156,253	2,111	(221)
	05/2016	GBP	99,001		$142,313	111	0
	05/2016	RUB	495,437		6,404	0	(883)
	05/2016		$11,051	JPY	1,244,308	17	0
	06/2016	EUR	15,595		$21,449	3,665	0
	07/2016	BRL	23,612		5,397	0	(1,006)
	10/2016		$36,796	BRL	156,253	4,452	0
	12/2016	CNH	61,321		$9,217	0	(151)
NAB	06/2016	EUR	33,844		46,470	7,868	0
	07/2016		17,634		23,922	3,782	0
NGF	05/2016	KRW	196,312		162	0	(9)
	05/2016		$3,151	MYR	13,587	353	0
	05/2016		1,479	THB	52,888	23	0
	05/2016		2,462	TWD	82,838	115	0
SCX	04/2016		13,938	RUB	1,056,522	1,737	0
	05/2016	EUR	3,452		$3,836	0	(97)
	05/2016	THB	114,911		3,144	0	(119)
	05/2016	TWD	33,284		996	0	(40)
	05/2016		$5,146	MYR	22,077	547	0
	05/2016		1,196	THB	42,819	20	0
	05/2016		1,917	TWD	64,465	89	0
	09/2016	CNH	89,904		$13,627	0	(169)
	09/2016		$5,479	CNH	37,299	247	0
	10/2016		2,367		15,820	58	0
SOG	04/2016	RUB	252,869		$3,233	0	(519)
	05/2016		56,096		782	0	(43)
	05/2016		$1,533	MXN	27,446	49	0
	05/2016		2,030	MYR	8,729	221	0
UAG	05/2016	JPY	5,451,400		$47,985	0	(505)
	05/2016	MYR	19,664		4,566	0	(505)
	05/2016	THB	145,668		3,998	0	(138)
	05/2016	TWD	100,390		2,999	0	(124)
	05/2016		$17,020	EUR	15,216	314	0
	05/2016		37,619	JPY	4,225,500	0	(33)
	05/2016		8,105	MYR	34,470	784	0
	09/2016		585	CNH	3,998	28	0
	10/2016	CNH	5,363		$817	0	(5)

Total Forward Foreign Currency Contracts						$59,026	$(54,265)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250%	07/05/2016	$362,500	$134	$15
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.150	07/05/2016	224,000	73	21
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016	575,200	210	23
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	08/20/2018	4,400	467	222
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940	08/20/2018	3,900	382	195
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/01/2016	63,700	21	2
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.580	05/12/2016	13,300	426	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.580	05/23/2016	31,200	882	1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	08/21/2017	8,300	564	193
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.905	08/20/2018	3,800	380	199
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016	60,400	22	2

							$3,561	$873

Total Purchased Options							$3,561	$873

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 24 5-Year Index	Sell	1.300%	04/20/2016	EUR	28,300	$(79)	$0
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016		$2,500	(5)	0
	Put - OTC iTraxx Europe 24 5-Year Index	Sell	1.200	04/20/2016	EUR	16,300	(47)	(1)
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016		$8,000	(15)	0
GST	Put - OTC iTraxx Europe 24 5-Year Index	Sell	1.300	04/20/2016	EUR	9,400	(24)	0

							$(170)	$(1)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC AUD versus USD		$0.740	04/04/2016	AUD	5,300	$(22)	$(141)
BRC	Call - OTC AUD versus USD		0.745	04/21/2016		5,200	(25)	(121)
CBK	Call - OTC AUD versus USD		0.748	04/22/2016		9,000	(39)	(192)
	Call - OTC USD versus CAD	CAD	1.372	04/21/2016		$9,900	(51)	(4)
	Put - OTC USD versus MXN	MXN	17.800	04/15/2016		5,400	(60)	(170)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		7,400	(394)	(223)
	Put - OTC USD versus MXN	MXN	18.200	04/14/2016		6,800	(63)	(359)
	Call - OTC USD versus MXN		18.300	04/14/2016		6,700	(48)	(3)
GLM	Call - OTC EUR versus USD		$1.136	05/05/2016	EUR	24,800	(188)	(351)
	Call - OTC USD versus CAD	CAD	1.373	04/01/2016		$5,000	(29)	0
	Put - OTC USD versus MXN	MXN	18.100	04/01/2016		6,800	(45)	(325)
	Call - OTC USD versus MXN		18.200	04/20/2016		8,100	(110)	(9)
	Call - OTC USD versus MXN		18.450	04/29/2016		8,200	(109)	(11)
	Call - OTC USD versus MXN		18.250	05/05/2016		9,300	(131)	(26)
	Call - OTC USD versus MXN		18.550	05/13/2016		900	(9)	(2)
HUS	Call - OTC AUD versus USD		$0.743	04/04/2016	AUD	3,000	(12)	(71)
	Call - OTC USD versus CAD	CAD	1.371	04/01/2016		$6,200	(35)	0
	Call - OTC USD versus RUB	RUB	87.000	12/08/2016		11,800	(507)	(325)
JPM	Call - OTC EUR versus USD		$1.127	05/04/2016	EUR	16,400	(118)	(321)
	Call - OTC USD versus MXN	MXN	18.300	05/05/2016		$9,100	(111)	(23)
MSB	Put - OTC USD versus CAD	CAD	1.340	04/05/2016		9,700	(61)	(308)
UAG	Put - OTC EUR versus USD		$1.102	04/28/2016	EUR	24,800	(120)	(31)
	Call - OTC EUR versus USD		1.125	04/29/2016		8,300	(59)	(162)

							$(2,346)	$(3,178)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 3-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	1.450%	06/24/2016		$85,800	$(155)	$(187)
	Put - OTC 3-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	2.050	06/24/2016		85,800	(107)	(56)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.870	04/18/2016		38,900	(127)	(29)
BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400	06/14/2016	EUR	5,400	(19)	(19)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.900	06/14/2016		5,400	(24)	(11)
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.975	04/15/2016		$20,000	(63)	(3)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.450	06/15/2016	EUR	9,400	(32)	(49)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.950	06/15/2016		9,400	(38)	(16)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018		$36,500	(850)	(280)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.450	06/15/2016	EUR	2,100	(8)	(11)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.950	06/15/2016		2,100	(8)	(3)
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.015	04/11/2016		$17,800	(58)	0
MYC	Put - OTC 2-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	2.500	05/12/2016		126,800	(427)	0
	Put - OTC 2-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	2.500	05/23/2016		296,200	(926)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	08/21/2017		36,700	(569)	(101)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018		16,600	(370)	(127)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	04/25/2016		35,900	(225)	(11)

								$(4,006)	$(903)

Total Written Options								$(6,522)	$(4,082)

*	The underlying security has a forward starting effective date.

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Citigroup, Inc.	1.000%	12/20/2020	0.913%		$6,000	$(12)	$37	$25	$0
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	2,700	(19)	26	7	0
BPS	Petrobras Global Finance BV	1.000	12/20/2019	8.757		$2,600	(246)	(374)	0	(620)
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	2,000	(26)	31	5	0
	Volkswagen International Finance NV	1.000	12/20/2017	1.033		5,000	(96)	94	0	(2)
BRC	Brazil Government International Bond	1.000	12/20/2016	0.629		$7,500	(123)	146	23	0
CBK	BMW Finance NV	1.000	12/20/2020	0.656	EUR	7,000	(108)	239	131	0
	Goldman Sachs Group, Inc.	1.000	09/20/2020	0.961		$8,200	(12)	28	16	0
	MetLife, Inc.	1.000	12/20/2020	1.205		2,900	4	(30)	0	(26)
	Mexico Government International Bond	1.000	09/20/2020	1.383		2,600	(68)	26	0	(42)
	Mexico Government International Bond	1.000	12/20/2020	1.454		3,100	(132)	69	0	(63)
	Tesco PLC	1.000	12/20/2020	2.589	EUR	5,400	(501)	67	0	(434)
	Volkswagen International Finance NV	1.000	12/20/2017	1.033		2,000	(46)	45	0	(1)
GST	Bank of America Corp.	1.000	12/20/2020	0.921		$6,000	19	4	23	0
	Brazil Government International Bond	1.000	12/20/2016	0.629		2,500	(42)	50	8	0
	JPMorgan Chase & Co.	1.000	12/20/2020	0.688		13,000	80	110	190	0
	MetLife, Inc.	1.000	06/20/2021	1.331		8,300	(137)	3	0	(134)
	Morgan Stanley	1.000	12/20/2020	0.987		5,200	(19)	24	5	0
	Petrobras Global Finance BV	1.000	12/20/2019	8.757		5,700	(560)	(800)	0	(1,360)
	Petrobras Global Finance BV	1.000	09/20/2020	9.092		6,300	(1,348)	(442)	0	(1,790)
HUS	Mexico Government International Bond	1.000	12/20/2019	1.185		17,800	105	(219)	0	(114)
	Mexico Government International Bond	1.000	12/20/2020	1.454		500	(22)	12	0	(10)
JPM	Mexico Government International Bond	1.000	12/20/2019	1.185		21,400	127	(264)	0	(137)
	Mexico Government International Bond	1.000	09/20/2020	1.383		2,600	(72)	30	0	(42)
	Petrobras Global Finance BV	1.000	09/20/2020	9.092		3,200	(683)	(226)	0	(909)
MYC	Devon Energy Corp.	1.000	12/20/2020	5.205		2,500	(599)	180	0	(419)

							$(4,536)	$(1,134)	$433	$(6,103)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
DUB	CMBX.NA.AAA.8 Index	0.500%	10/17/2057	$32,400	$(2,117)	$661	$0	$(1,456)
GST	CMBX.NA.AAA.6 Index	0.500	05/11/2063	28,000	(1,189)	619	0	(570)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	1,700	(103)	27	0	(76)
JPS	CMBX.NA.AAA.8 Index	0.500	10/17/2057	18,200	(932)	114	0	(818)
MEI	CMBX.NA.AAA.8 Index	0.500	10/17/2057	900	(63)	23	0	(40)
MYC	CMBX.NA.AAA.3 Index	0.080	12/13/2049	10,939	(75)	34	0	(41)

					$(4,479)	$1,478	$0	$(3,001)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Receive	3-Month USD-CPURNSA Index	0.400%	09/25/2016	$5,500	$0	$14	$14	$0
	Receive	3-Month USD-CPURNSA Index	1.730	08/26/2025	6,400	0	10	10	0
						$0	$24	$24	$0

Total Swap Agreements						$(9,015)	$368	$457	$(9,104)

(n)	Securities with an aggregate market value of $39,565 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$13,567	$0	$13,567
Corporate Bonds & Notes
Banking & Finance	0	602,961	0	602,961
Industrials	0	166,405	0	166,405
Utilities	0	66,283	0	66,283
Municipal Bonds & Notes
California	0	21,028	0	21,028
Florida	0	10,558	0	10,558
Illinois	0	16,817	0	16,817
South Dakota	0	8,259	0	8,259
U.S. Government Agencies	0	916,333	31,856	948,189
U.S. Treasury Obligations	0	972,099	0	972,099
Non-Agency Mortgage-Backed Securities	0	155,292	0	155,292
Asset-Backed Securities	0	80,043	23,276	103,319
Sovereign Issues	0	234,594	0	234,594
Short-Term Instruments
Commercial Paper	0	106,129	0	106,129
Repurchase Agreements	0	3,953	0	3,953
Japan Treasury Bills	0	20,972	0	20,972
U.S. Treasury Bills	0	19,643	0	19,643

Total Investments	$0	$3,414,936	$55,132	$3,470,068

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,599	264	0	2,863
Over the counter	0	60,356	0	60,356
	$2,599	$60,620	$0	$63,219

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,361)	(3,088)	0	(4,449)
Over the counter	0	(67,451)	0	(67,451)

	$(1,361)	$(70,539)	$0	$(71,900)

Totals	$1,238	$3,405,016	$55,132	$3,461,387

There were no significant transfers between Levels 1 and 2 during the period ended March 31, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2016:

Category and Subcategory	Beginning Balance at 06/30/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2016 (1)
Investments in Securities, at Value
U.S. Government Agencies	$13,946	$35,275	$(166)	$1	$1	$(341)	$0	$(16,860)	$31,856	$3
Asset-Backed Securities	0	23,067	0	0	0	209	0	0	23,276	209

Totals	$13,946	$58,342	$(166)	$1	$1	$(132)	$0	$(16,860)	$55,132	$212

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within
Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$31,856	Proxy Pricing	Base Price	99.53 - 100.56
Asset-Backed Securities	23,276	Proxy Pricing	Base Price	99.89 - 100.00

Total	$55,132

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies Then Net Asset Value (“NAV”) of the Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding.

On each day that the NYSE Arca is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.
Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Manager the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Manager that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

2. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2016, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2012-2014, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2016, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2016, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Fund Name	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund	$142,089	$503	$0	$503
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	243,216	5,488	(32)	5,456
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	1,062,543	10,016	(339)	9,677
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	112,052	835	(1,821)	(986)
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	86,198	409	(435)	(26)
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	2,188,643	13,331	(177,987)	(164,656)
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	376,421	6,854	(2,423)	4,431
PIMCO Diversified Income Active Exchange-Traded Fund	39,591	518	(1,944)	(1,426)
PIMCO Enhanced Short Maturity Strategy Active Exchange-Traded Fund	4,490,401	5,159	(20,970)	(15,811)
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	123,807	3,198	(8,170)	(4,972)
PIMCO Intermediate Municipal Bond Strategy Active Exchange-Traded Fund	237,075	9,890	(116)	9,774
PIMCO Low Duration Active Exchange-Traded Fund	63,087	503	(245)	258
PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	67,294	472	(21)	451
PIMCO Total Return Active Exchange-Traded Fund	3,479,704	39,444	(49,080)	(9,636)

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals.
†	A zero balance may reflect actual amounts rounding to less than one thousand.

3. INVESTMENTS IN AFFILIATES

Each Fund may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Portfolio and PIMCO Money Market Fund under the Securities Lending Agreement. PIMCO Government Money Market Fund and PIMCO Money Market Fund are considered to be affiliated with the Funds. The table below shows the Funds’ transactions in and earnings from investments in these affiliated Funds for the period ended March 31, 2016, (amounts in thousands†):

Investments in PIMCO Money Market Fund

Fund Name	Market Value 06/30/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 3/31/2016	Dividend Income (1)
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$43,471	$240,411	$(199,796)	$0	$0	$84,086	$32
PIMCO Investment Grade Corporate Bond Exchange-Exchange Traded Fund	1,693	1,852	(3,279)	0	0	266	1
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	0	27,674	(26,288)	0	0	1,386	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	NAB	National Australia Bank Ltd.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BOS	Banc of America Securities LLC	GRE	RBS Securities, Inc.	RBC	Royal Bank of Canada
BPG	BNP Paribas Securities Corp.	GSC	Goldman Sachs & Co.	RYL	Royal Bank of Scotland Group PLC
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SGY	Societe Generale, New York
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase Bank N.A.	SOG	Societe Generale
CBK	Citibank N.A.	JPS	JPMorgan Securities, Inc.	SSB	State Street Bank and Trust Co.
DEU	Deutsche Bank Securities, Inc.	MBC	HSBC Bank PLC	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MEI	Merrill Lynch International	UBS	UBS Securities LLC
FAR	Wells Fargo Bank National Association	MSB	Morgan Stanley Bank N.A.

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	RUB	Russian Ruble
BRL	Brazilian Real	GBP	British Pound	SEK	Swedish Krona
CAD	Canadian Dollar	ILS	Israeli Shekel	SGD	Singapore Dollar
CHF	Swiss Franc	INR	Indian Rupee	THB	Thai Baht
CLP	Chilean Peso	JPY	Japanese Yen	TRY	Turkish New Lira
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	TWD	Taiwanese Dollar
COP	Colombian Peso	MXN	Mexican Peso	USD (or $)	United States Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	ZAR	South African Rand
DKK	Danish Krone	NZD	New Zealand Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	EXT-CPI	Excluding Tobacco-Non-revised Consumer Price Index
CDX.IG	Credit Derivatives Index - Investment Grade	CPI	Consumer Price Index	MCDX	Municipal Bond Credit Derivative Index
CMBX	Commercial Mortgage-Backed Index	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	UKRPI	United Kingdom Retail Price Index

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	AMBAC	American Municipal Bond Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	BHAC	Berkshire Hathaway Assurance Corporation	PSF	Public School Fund

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	OIS	Overnight Index Swap
BABs	Build America Bonds	FDIC	Federal Deposit Insurance Corp.	PIK	Payment-in-Kind
BBR	Bank Bill Rate	FSB	Federal Savings Bank	REMIC	Real Estate Mortgage Investment Conduit
BBSW	Bank Bill Swap Reference Rate	JSC	Joint Stock Company	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate	YOY	Year-Over-Year

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO ETF Trust

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 27, 2016

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: May 27, 2016